                                                      Registration No. 333-33232



                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM N-4
                   REGISTRATION STATEMENT UNDER THE SECURITIES
                                 ACT OF 1933 / /
                         Pre-Effective Amendment No. / /
                                      ----
                      Post-Effective Amendment No. 2 / X /
                                       ---
                                     and/or

                   REGISTRATION STATEMENT UNDER THE INVESTMENT
                             COMPANY ACT OF 1940 / /
                             Amendment No. 30 / X /
                                      ----
                        (Check appropriate box or boxes.)
                         NML VARIABLE ANNUITY ACCOUNT B

                           (Exact Name of Registrant)
                 THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY

                               (Name of Depositor)

720 East Wisconsin Avenue, Milwaukee, Wisconsin                    53202
        (Address of Depositor's Principal Executive Offices)     (Zip Code)

Depositor's Telephone Number, including Area Code  414-271-1444

              ROBERT J. BERDAN, Vice President and General Counsel 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202
                     (Name and Address of Agent for Service)

Title of Securities Being Registered:  MASON STREET VARIABLE ANNUITY

It is proposed that this filing will become effective (check appropriate space)
   immediately upon filing pursuant to paragraph (b) of Rule 485
---
    on (DATE) pursuant to paragraph (b) of Rule 485
---
    60 days after filing pursuant to paragraph (a)(1)of Rule 485
---
 X  on July 31, 2001 pursuant to paragraph (a)(1) of Rule 485
---
    this post-effective amendment designates a new effective date for a --- previously filed post-effective amendment.

                         NML VARIABLE ANNUITY ACCOUNT B



                              CROSS-REFERENCE SHEET

N-4, Part A                                                   Heading in
Item                                                          Prospectus
----                                                          ----------
      1  ...............................................        Cover Page
      2  ...............................................        Index of Special Terms
      3  ...............................................        Expense Table
      4  ...............................................        Accumulation Unit Values, Performance Data, Financial Statements
      5  ...............................................        The Company, NML Variable Annuity Account B, The Funds, Voting
                                                                Rights
      6  ...............................................        Deductions, Distribution of the Contracts
      7  ...............................................        The Contracts, Owners of the Contracts, Application of Purchase
                                                                Payments, Transfers Between Divisions and Payment Plans,
                                                                Substitution and Change
      8  ...............................................        Variable Payment Plans, Description of Payment Plans, Amount of
                                                                Annuity Payments, Maturity Benefit, Assumed Investment Rate,
                                                                Transfers Between Divisions and Payment Plans
      9  ...............................................        Death Benefit
      10 ...............................................        Amount and Frequency, Application of Purchase Payments, Net
                                                                Investment Factor, Distribution of the Contracts
      11 ...............................................        Withdrawal Amount, Deferment of Benefit Payments, Right to Examine
                                                                Contract
      12 ...............................................        Federal Income Taxes
      13 ...............................................        Not Applicable
      14 ...............................................        Table of Contents for Statement of Additional Information



N-4, Part B                                                     Heading in Statement
Item                                                            of Additional Information

      15 ...............................................        Cover Page
      16 ...............................................        Table of Contents
      17 ...............................................        Not Applicable
      18 ...............................................        Experts
      19 ...............................................        Not Applicable
      20 ...............................................        Distribution of the Contracts
      21 ...............................................        Performance Data
      22 ...............................................        Determination of Annuity Payments
      23 ...............................................        Financial Statements

         JULY 31, 2001


         MASON STREET(SM) VARIABLE ANNUITY

         Nontax - Qualified Annuities

         Individual Retirement Annuities

         Roth IRAs

                                                                       (PHOTO)











         NORTHWESTERN MUTUAL                      The Northwestern Mutual Life
         SERIES FUND, INC. AND                    Insurance Company
         RUSSELL INSURANCE FUNDS                  720 East Wisconsin Avenue
                                                  Milwaukee, Wisconsin 53202
                                                  (414) 271-1444

                                  PROSPECTUSES

                                                 [LOGO] NORTHWESTERN MUTUAL (TM)

[LOGO] NORTHWESTERN MUTUAL (TM)             The Northwestern Mutual Life Company
                                            Mason Street(SM) Variable Annuity



                                                                   July 31, 2001


PROFILE OF THE MASON STREET(SM) VARIABLE ANNUITY CONTRACT

This Profile is a summary of some of the more important points that you should consider and know before purchasing the Contract. We describe the Contract more fully in the prospectus which accompanies this Profile. Please read the prospectus carefully.

1. THE ANNUITY CONTRACT The Contract provides a means for you, the owner, to invest on a tax-deferred basis in your choice of twenty investment portfolios. The Contract also allows investment on a fixed basis in a guaranteed account. The Contract is issued by The Northwestern Mutual Life Insurance Company.

The Contract is intended for retirement savings or other long-term investment purposes. The Contract provides for a death benefit during the years when funds are being accumulated and for a variety of income options following retirement.

The twenty investment portfolios are listed in Section 4 below. These portfolios bear varying amounts of investment risk. Those with more risk are designed to produce a better long-term return than those with less risk. But this is not guaranteed. You can also lose your money.

The amounts you invest on a fixed basis earn interest at a rate we declare from time to time. We guarantee principal and we guarantee the interest rate for each amount for at least one year.

You may invest in any or all of the twenty investment portfolios. You may move money among these portfolios without charge up to 12 times per year. After that, a charge of $25 may apply. Transfers of amounts invested on a fixed basis are subject to restrictions. During the years when funds are being paid into your Contract, known as the accumulation phase, the earnings accumulate on a tax-deferred basis. The earnings are taxed as income if you make a withdrawal. The income phase begins when you start receiving annuity payments from your Contract, usually at retirement. Monthly annuity payments begin on the date you select.

The amount you accumulate in your Contract, including the results of investment performance, will determine the amount of your monthly annuity payments.

2. ANNUITY PAYMENTS If you decide to begin receiving monthly annuity payments from your Contract, you may choose one of three payment plans: (1) monthly payments for a specified period of five to thirty years, as you select; (2) monthly payments for your life (assuming you are the annuitant), and you may choose to have payments continue to your beneficiary for the balance of ten or twenty years if you die sooner; or (3) monthly payments for your life and for the life of another person (usually your spouse) selected by you. After you begin receiving monthly annuity payments you cannot change your selection if the payments depend on your life or the life of another.

These payment plans are available to you on a variable or fixed basis. Variable means that the amount accumulated in your Contract will continue to be invested in one or more of the twenty investment portfolios as you choose. Your monthly annuity payments will vary up or down to reflect continuing investment performance. Or you may choose a fixed annuity payment plan which guarantees the amount you will receive each month.

3. PURCHASE The minimum initial purchase payment is $50,000. Your Northwestern Mutual financial representative will help you complete a Contract application form.

4. INVESTMENT CHOICES You may invest in any or all of the following investment portfolios. All of these are described in the attached prospectuses for Northwestern Mutual Series Fund, Inc. and the Russell Insurance Funds.


Northwestern Mutual Series Fund, Inc.

     1.  Small Cap Growth Stock Portfolio
     2.  T. Rowe Price Small Cap Value Portfolio
     3.  Aggressive Growth Stock Portfolio
     4.  International Growth Portfolio
     5.  Franklin Templeton International Equity Portfolio
     6.  Index 400 Stock Portfolio
     7.  Growth Stock Portfolio
     8.  J.P. Morgan Select Growth and Income Stock
         Portfolio
     9.  Capital Guardian Domestic Equity Portfolio
     10. Index 500 Stock Portfolio
     11. Asset Allocation Portfolio
     12. Balanced Portfolio
     13. High Yield Bond Portfolio
     14. Select Bond Portfolio
     15. Money Market Portfolio

Russell Insurance Funds, Inc.

     1.  Multi-Style Equity Fund
     2.  Aggressive Equity Fund
     3.  Non-U.S. Fund
     4.  Real Estate Securities Fund
     5.  Core Bond Fund


You may also invest all or part of your funds on a fixed basis (the Guaranteed Interest Fund).

                                  PROFILE - i

[LOGO] NORTHWESTERN MUTUAL (TM)             The Northwestern Mutual Life Company
                                            Mason Street(SM) Variable Annuity

5. EXPENSES The Contract has insurance and investment features, and there are costs related to them. Each year we deduct a $30 Contract fee. Currently this fee is waived if the value of your Contract is $25,000 or more.

We also deduct mortality and expense risk charges for the guarantees associated with your Contract. These charges are at the annual rate of 0.35%. We may increase these charges to a maximum rate of 0.75%. We will not increase the charges for at least five years from the date of the prospectus.


The portfolios also bear investment charges that range from an annual rate of 0.20% to 1.30% of the average daily value of the portfolio, depending on the investment portfolio you select. The following charts are designed to help you understand the charges for the Contract. The first three columns show the annual expenses as a percentage of assets including the insurance charges, the portfolio charges and the total charges. Portfolio expenses are based on 2000 expenses for the sixteen portfolios that were in operation during 2000. Portfolio expenses for the other four portfolios, which have not begun operations, are estimated for 2001 at an annualized rate. Expenses for the portfolios reflect fee waivers and expense reimbursements. The last two columns show you examples of the charges, in dollars, you would pay. The examples reflect the impact of the asset based charges and the $30 Contract fee calculated by dividing the annual Contract fees collected by the average assets of the sub-account. The examples assume that you invested $1,000 in a Contract which earns 5% annually and that you withdraw your money at the end of year one, and at the end of year ten. Both of these examples, for both Contracts, reflect aggregate charges on a cumulative basis to the end of the 1 or 10-year period.


We do not make any changes for sales expenses. Your Northwestern Mutual agent who offers the Contract represents a broker-dealer or a registered investment adviser. You will pay the broker-dealer a fee in lieu of sales commissions or you will pay a fee for investment advisory services. In either case your Northwestern Mutual agent will disclose the fees to you and receive a portion of the fees you pay.

For more detailed information, see the Expense Table which begins on page 3 of the attached prospectus for the Contracts.

                                  PROFILE - ii

[LOGO] NORTHWESTERN MUTUAL (TM)             The Northwestern Mutual Life Company
                                            Mason Street(SM) Variable Annuity



                                    EXPENSES

                    ANNUAL EXPENSES AS A PERCENTAGE OF ASSETS


                                                                                            EXAMPLES: *

                                                                                            Total Annual Charges At End of

                                             Total Annual          Total      Total Annual
Portfolio                                 Insurance Charges*       Annual      Expenses*
                                                                 Portfolio                  1 Year            10 Years
                                                                  Charges
------------------------------------------------------------------------------------------------------------------------------------
Northwestern Mutual Series Fund, Inc.

  Small Cap Growth Stock                0.35% (0.35% + 0.00%)       0.67%         1.02%            $10              $151
  T. Rowe Price Small Cap Value         0.35% (0.35% + 0.00%)       1.00%         1.35%            $14              $187
  Aggressive Growth Stock               0.35% (0.35% + 0.00%)       0.52%         0.87%             $8              $123
  International Growth                  0.35% (0.35% + 0.00%)       1.10%         1.45%             $15             $198
  Franklin Templeton International      0.35% (0.35% + 0.00%)       0.73%         1.08%            $11              $157
    Equity

  Index 400 Stock                       0.35% (0.35% + 0.00%)       0.32%         0.67%             $7              $110
  Growth Stock                          0.35% (0.35% + 0.00%)       0.43%         0.78%             $8              $123
  J.P. Morgan Select Growth and         0.35% (0.35% + 0.00%)       0.57%         0.92%             $9              $139
    Income

  Capital Guardian Domestic Equity      0.35% (0.35% + 0.00%)       0.75%         1.10%            $11                 $160
  Index 500 Stock                       0.35% (0.35% + 0.00%)       0.20%         0.55%             $6              $ 96
  Asset Allocation                      0.35% (0.35% + 0.00%)       0.75%         1.10%             $11             $160
  Balanced                              0.35% (0.35% + 0.00%)       0.30%         0.65%             $7              $108
  High Yield Bond                       0.35% (0.35% + 0.00%)       0.52%         0.87%             $9              $134
  Select Bond                           0.35% (0.35% + 0.00%)       0.30%         0.65%             $7              $108
  Money Market                          0.35% (0.35% + 0.00%)       0.30%         0.65%             $7              $108
Russell Insurance Funds, Inc.

  Multi-Style Equity                    0.35% (0.35% + 0.00%)       0.92%         1.27%            $13              $180
  Aggressive Equity                     0.35% (0.35% + 0.00%)       1.25%         1.60%            $16              $217
  Non-U.S.                              0.35% (0.35% + 0.00%)       1.30%         1.65%            $17              $227
  Real Estate Securities                0.35% (0.35% + 0.00%)       1.08%         1.43%            $15              $196
  Core Bond                             0.35% (0.35% + 0.00%)       0.80%         1.15%            $12              $169


*THE $30 CONTRACT FEE IS REFLECTED AS 0.00% OF THE ASSETS BASED ON ACTUAL FEES COLLECTED DIVIDED BY AVERAGE ASSETS OF THE SUB-ACCOUNT. WE MAY INCREASE THE INSURANCE CHARGES TO A MAXIMUM RATE OF 0.75%. WE WILL NOT INCREASE THE CHARGES FOR AT LEAST FIVE YEARS FROM THE DATE OF THE PROSPECTUS.

NOTE: THE MINIMUM INITIAL PURCHASE PAYMENT FOR A CONTRACT IS $50,000. THE NUMBERS ABOVE MUST BE MULTIPLIED BY 50 TO FIND THE EXPENSES FOR A CONTRACT OF MINIMUM SIZE.

6. TAXES A Contract may be issued as an individual retirement annuity (IRA), Roth IRA, or nontax-qualified annuity. The Contracts will be subject to certain contribution limits and/or other requirements depending on their tax classification. For Roth IRAs and nontax-qualified annuities, purchase payments are not excluded from income, while for individual retirement annuities (IRAs) they are excluded from income. In all cases, earnings on your Contract are not taxed as they accrue. If the Contract is purchased as an individual retirement annuity (IRA), the entire amount of monthly annuity payments, and any withdrawals, will generally be taxed as income. If the Contract is purchased as a ROTH IRA, certain distributions after 5 years will be tax-free. Finally, if the Contract is purchased as a nonqualified annuity, amounts withdrawn prior to the income phase will be taxed as income to the extent of earnings. During the income phase, monthly annuity payments will be considered partly a return of your investment which is not taxed and partly a distribution of earnings which is taxed as income. In all cases, a 10% federal penalty tax may apply if you make taxable withdrawals from the Contract before you reach age 59 1/2.

7. ACCESS TO YOUR MONEY You may take money out of your Contract at any time before monthly annuity payments begin. You may have to pay income tax and a tax penalty on amounts you take out.

8. PERFORMANCE The value of your Contract will vary up or down reflecting the performance of the investment portfolios you select. The chart below shows total returns for each of the investment portfolios that was in operation, and used with NML Variable Annuity Account B, during the years shown. These numbers reflect the asset-based charges

                                 PROFILE - iii

[LOGO] NORTHWESTERN MUTUAL (TM)             The Northwestern Mutual Life Company
                                            Mason Street(SM) Variable Annuity


for mortality and expense risks, the annual Contract fees and investment expenses for each portfolio. The numbers include the annual Contract fee in the amount of 0.00%. The performance numbers have been calculated based on the actual performance of the investment portfolios and the expense charges for the Contracts. Past performance does not guarantee future results.

                                   PERFORMANCE

                                                                     CALENDAR YEAR

PORTFOLIO                     2000     1999      1998      1997     1996      1995      1994     1993      1992      1991
-------------------------------------------------------------------------------------------------------------------------
Northwestern Mutual Series
Fund, Inc.

  Small Cap Growth Stock       6.84     NA        NA        NA       NA        NA        NA       NA        NA        NA
  Aggressive Growth Stock      5.81    43.78      7.09     13.37    17.19    38.70       4.95    18.60     5.49      55.07
  Franklin Templeton          -1.12    22.90      4.37     11.80    20.49    14.08       -.53     NA        NA        NA
    International Equity

  Index 400 Stock             16.80     NA        NA        NA       NA        NA        NA       NA        NA        NA
  Growth Stock                -2.83    22.49     26.15     29.30    20.38    30.26       NA       NA        NA        NA
  J.P. Morgan Select Growth   -7.32     7.48     22.61     29.47    19.45    30.56       NA       NA        NA        NA
    and Income Stock

  Index 500 Stock             -9.07    20.91     28.17     32.63    22.22    36.66        .76     9.29     6.80      29.00
  Balanced                  -.52       11.20     18.37     20.99    12.96    25.85       -.45     9.11     4.87      23.40
  High Yield Bond             -4.93    -0.46     -2.27     15.35    19.25    16.28       NA       NA        NA        NA
  Select Bond                  9.83    -1.02      6.61      8.99     2.87    18.59      -3.25     9.86     6.53      16.37
  Money Market                 5.92     5.10      4.97      5.02     4.83     5.37       3.61     2.41     2.90       5.24
Russell Insurance Funds

  Multi-Style Equity         -12.57     NA        NA        NA       NA        NA        NA       NA        NA        NA
  Aggressive Equity           -1.01     NA        NA        NA       NA        NA        NA       NA        NA        NA
  Non-U.S.                   -14.73     NA        NA        NA       NA        NA        NA       NA        NA        NA
  Real Estate Securities      26.80     NA        NA        NA       NA        NA        NA       NA        NA        NA
  Core Bond                    9.62     NA        NA        NA       NA        NA        NA       NA        NA        NA

9. DEATH BENEFIT If you die before age 75, and before monthly annuity payments begin, your beneficiary will receive a death benefit. The amount will be the value of your Contract or, if greater, the amount you have paid in. We offer an enhanced death benefit at extra cost. We increase the enhanced death benefit on each Contract anniversary, up to age 80, if the Contract value has increased. The death benefit will be adjusted, of course, for any purchase payments or withdrawals you have made. The death benefit may be paid as a lump sum, or your beneficiary may select a monthly annuity payment plan, or the Contract may be continued in force with a contingent annuitant.

10.  OTHER INFORMATION

FREE LOOK. If you return the Contract within ten days after you receive it (or whatever period is required in your state), we will send your money back. There is no charge for our expenses but the amount you receive may be more or less than what you paid, based on actual investment experience following the date we received your purchase payment.

AVOID PROBATE. In most cases, when you die, your beneficiary will receive the full death benefit of your Contract without going through probate.

AUTOMATIC DOLLAR-COST AVERAGING. With our Dollar-Cost Averaging Plan, you can arrange to have a regular amount of money ($100 minimum) automatically transferred from the Money Market Portfolio into the portfolio or portfolios you have chosen on a monthly or quarterly basis.

ELECTRONIC FUNDS TRANSFER (EFT). Another convenient way to invest using the dollar-cost averaging approach is through our EFT plan. These automatic withdrawals allow you to add to the portfolio(s) within your nontax-qualified Contract on a regular monthly basis through payments drawn directly on your checking account.

SYSTEMATIC WITHDRAWAL PLAN. You can arrange to have regular amounts of money sent to you while your Contract is still in the accumulation phase. Our Systematic Withdrawal Plan allows you to automatically redeem accumulation units to generate monthly payments. Of course you may have to pay taxes on amounts you receive.


                                  PROFILE - iv

[LOGO] NORTHWESTERN MUTUAL (TM)             The Northwestern Mutual Life Company
                                            Mason Street(SM) Variable Annuity


AUTOMATIC REQUIRED MINIMUM DISTRIBUTIONS. For IRAs, you can arrange for annual required minimum distributions to be sent to you automatically once you turn age 70 1/2.

PORTFOLIO REBALANCING. To help you maintain your asset allocation plan over time we offer a rebalancing service.

This will automatically readjust your current investment option allocations, on a periodic basis, back to the allocation percentages you have selected.

INTEREST SWEEPS. If you select this service we will automatically sweep or transfer interest from the Guaranteed Interest Fund to any combination of variable investment options. Interest earnings can be swept monthly, quarterly, semi-annually or annually.

NORTHWESTERN MUTUAL EXPRESS. 1-800-519-4665. Get up-to-date information about your nontax-qualified Contract at your convenience with your Contract number and your


Personal Identification Number (PIN). Call toll-free to review contract values and unit values, transfer among portfolios, change the allocation and obtain fund performance information.

INTERNET. For information about Northwestern Mutual, visit us on our Website. Included are daily unit values, fund performance information and access to current values for Contracts you own.

               WWW.NORTHWESTERNMUTUAL.COM

THESE FEATURES MAY NOT BE AVAILABLE IN ALL STATES AND MAY NOT BE SUITABLE FOR YOUR PARTICULAR SITUATION.

11.  INQUIRIES If you need more information, please contact us at:

THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY, 720 EAST WISCONSIN AVENUE, MILWAUKEE, WISCONSIN 53202; 1-888-455-2232.

P R O S P E C T U S

MASON STREET(SM) VARIABLE ANNUITY

This prospectus describes an individual variable annuity contract (the "Contract") offered by The Northwestern Mutual Life Insurance Company ("Northwestern Mutual").

We offer the Contract for use in these situations:

-    Traditional Individual Retirement Annuities (IRAs).

-    Roth IRAs.

-    Other situations that do not qualify for special tax treatment.


We use NML Variable Annuity Account B (the "Account") to keep the money you invest separate from our general assets. The money in the Account is invested in the fifteen portfolios of Northwestern Mutual Series Fund, Inc. and the five Russell Insurance Funds. You select the Portfolios or Funds in which you want to invest. Northwestern Mutual Series Fund, Inc.: Small Cap Growth Stock, T. Rowe Price Small Cap Value, Aggressive Growth Stock, International Growth, Franklin Templeton International Equity, Index 400 Stock, Growth Stock, J.P. Morgan Select Growth and Income Stock, Capital Guardian Domestic Equity, Index 500 Stock, Asset Allocation, Balanced, High Yield Bond, Select Bond, and Money Market. Russell Insurance Funds: Multi-Style Equity, Aggressive Equity, Non-U.S., Real Estate Securities, Core Bond.



The Account has 20 Divisions that correspond to the 15 Portfolios and 5 Funds in which you may invest. The Contract also permits you to invest on a fixed basis, at rates that we determine. This prospectus describes only the Account and the variable provisions of the Contract except where there are specific references to the fixed provisions.


This prospectus is a concise description of the information you should know before you buy a Contract. We have filed additional information about the Contract with the Securities and Exchange Commission in a Statement of Additional Information. We incorporate the Statement of Additional Information into this prospectus by reference. We will send you the Statement of Additional Information without charge if you write to The Northwestern Mutual Life Insurance Company, 720 East Wisconsin Avenue, Milwaukee, Wisconsin, 53202, or call us at Telephone Number (414) 271-1444. You will find the table of contents for the Statement of Additional Information following page 15 of this prospectus.

This prospectus is valid only when accompanied by the current prospectuses for Northwestern Mutual Series Fund, Inc. and Russell Insurance Funds which are attached to this prospectus. You should retain this prospectus for future reference.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.


The date of this prospectus and the Statement of Additional Information is July 31, 2001.

CONTENTS FOR THIS PROSPECTUS

                                               PAGE

PROSPECTUS.....................................   1
  Mason Street(SM) Variable Annuity............   1
INDEX OF SPECIAL TERMS.........................   3
EXPENSE TABLE..................................   3
ACCUMULATION UNIT VALUES.......................   5
THE COMPANY....................................   6
NML VARIABLE ANNUITY
   ACCOUNT B...................................   6
THE FUNDS......................................   6
THE CONTRACT...................................   6
    Purchase Payments Under the Contract.......   6
      Amount and Frequency.....................   6
      Application of Purchase Payments.........   6
    Net Investment Factor......................   7
    Benefits Provided Under the Contract.......   7
      Withdrawal Amount........................   7
      Death Benefit............................   8
      Maturity Benefit.........................   8
    Variable Payment Plans.....................   8
      Description of Payment Plans.............   8
      Amount of Annuity Payments...............   9
      Assumed Investment Rate..................   9
    Additional Information.....................   9
      Transfers Between Divisions and
        Payment Plans..........................   9
      Owners of the Contract...................  10
Deferment of Benefit Payments..................  10
      Dividends................................  10
      Voting Rights............................  10
      Substitution and Change..................  10
      Fixed Annuity Payment Plans..............  11
      Performance Data.........................  11
      Financial Statements.....................  11
THE GUARANTEED INTEREST FUND...................  11
FEDERAL INCOME TAXES...........................  12
    Qualified and Nontax-Qualified Plans.......  12
    Contribution Limitations and General
     Requirements Applicable to Contract.......  12
      Traditional IRA..........................  12
      Roth IRA.................................  12
      Nontax-qualified Contract................  12
    Taxation of Contract Benefits..............  12
      IRAs,....................................  12
      Roth IRAs................................  13
      Nonqualified Contracts...................  13
      Premature Withdrawals....................  13
      Minimum Distribution Requirements........  13
    Taxation of Northwestern Mutual............  14
    Other Considerations.......................  14
DEDUCTIONS.....................................  14
Mortality Rate and Expense Risk Charges........  14
      Contract Fee.............................  14
      Enhanced Death Benefit Charge............  15
      Premium Taxes............................  15
      Expenses for the Portfolios and Funds....  15
DISTRIBUTION OF THE CONTRACT...................  15


        THE TABLE OF CONTENTS FOR THE STATEMENT OF ADDITIONAL INFORMATION
           APPEARS ON THE PAGE FOLLOWING PAGE 15 OF THIS PROSPECTUS.

INDEX OF SPECIAL TERMS

The following special terms used in this prospectus are discussed at the pages indicated.

TERM                                               PAGE

ACCUMULATION UNIT..................................  7
ANNUITY (or ANNUITY PAYMENTS)......................  9
NET INVESTMENT FACTOR..............................  7
PAYMENT PLANS......................................  8
ANNUITANT..........................................  8
MATURITY DATE......................................  8
OWNER..............................................  8
WITHDRAWAL AMOUNT..................................  7

EXPENSE TABLE

TRANSACTION EXPENSES FOR CONTRACTOWNERS

Maximum Sales Load (as a percentage
of purchase payments)..........................None          ANNUAL CONTRACT FEE
                                                             -------------------
Withdrawal Charge..............................None          $30; waived if the Contract Value equals or exceeds
                                                             $25,000

ANNUAL EXPENSES OF THE ACCOUNT
 (AS A PERCENTAGE OF ASSETS)
Current Mortality and Expense Risk Fees*.......0.35%
Maximum Mortality and Expense Risk
   Fees*.......................................0.75%
Other Expenses*................................None
Total Current Separate Account Annual
   Expenses*...................................0.35%
Total Maximum Separate Account Annual
   Expenses*...................................0.75%

* WE GUARANTEE THE CURRENT MORTALITY AND EXPENSE RISK FEES FOR FIVE YEARS FROM THE DATE OF THIS PROSPECTUS. THEREAFTER, WE RESERVE THE RIGHT TO INCREASE THE MORTALITY AND EXPENSE RISK FEES TO A MAXIMUM ANNUAL RATE OF 0.75%.

ANNUAL EXPENSES OF THE PORTFOLIOS AND FUNDS
(AS A PERCENTAGE OF THE ASSETS)


                                                          MANAGEMENT                       TOTAL ANNUAL EXPENSES
                                                          FEES (AFTER         OTHER           (AFTER EXPENSE
                                                         FEE WAIVER)        EXPENSES           REIMBURSEMENT)
                                                         ------------       --------           --------------
Northwestern Mutual Series Fund, Inc.
  Small Cap Growth Stock                                     0.62%            0.05%                0.67%
  T. Rowe Price Small Cap Value*                             0.77%            0.23%                1.00%
  Aggressive Growth Stock                                    0.51%            0.01%                0.52%
  International Growth*                                      0.63%            0.47%                1.10%
  Franklin Templeton International Equity                    0.66%            0.07%                0.73%
  Index 400 Stock                                            0.25%            0.07%                0.32%
  Growth Stock                                               0.42%            0.01%                0.43%
  J.P. Morgan Select Growth and Income                       0.57%            0.00%                0.57%
    Stock
  Capital Guardian Domestic Equity*                          0.62%            0.13%                0.75%
  Index 500 Stock                                            0.20%            0.00%                0.20%
  Asset Allocation*                                          0.59%            0.16%                0.75%
   Balanced                                                  0.30%            0.00%                0.30%
   High Yield Bond                                           0.50%            0.02%                0.52%
   Select Bond                                               0.30%            0.00%                0.30%
   Money Market                                              0.30%            0.00%                0.30%
Russell Insurance Funds, Inc.**
   Multi-Style Equity                                        0.77%            0.15%                0.92%
   Aggressive Equity                                         0.92%            0.33%                1.25%
   Non-U.S.                                                  0.87%            0.43%                1.30%
   Real Estate Securities                                    0.85%            0.23%                1.08%
   Core Bond                                                 0.58%            0.22%                0.80%



* Expenses are estimated for these new Portfolios for 2001 at annualized rates. The advisor of these funds has voluntarily agreed to waive a portion of the management fee, up to the full amount of the fee, equal to the amount by which the Fund's total operating expenses exceed the amounts shown above under "Total Annual Expenses (After Expense Reimbursement)". The advisor has also agreed to reimburse the Fund for all remaining expenses after fee waivers which exceed the amounts shown above under that heading. Absent the fee waiver and expense reimbursement, the management fees and total annual expenses would be estimated at 0.85% and 1.08% for the T. Rowe Price Small Cap Value Portfolio; 0.75% and 1.22% for the International Growth Portfolio; 0.65% and 0.78% for the Capital Guardian Domestic Equity Portfolio; 0.60% and 0.76% for the Asset Allocation Portfolio.

** For the Russell Insurance Funds (the "Fund"), the adviser has voluntarily agreed to waive a portion of the management fee, up to the full amount of the fee, equal to the amount by which the Fund's total operating expenses exceed the amounts shown above under "Total Annual Expenses (After Expense Reimbursement)". The adviser has also agreed to reimburse the Fund for all remaining expenses after fee waivers which exceed the amounts shown above under that heading. Absent the fee waiver and expense reimbursement, the management fees and total annual expenses would be 0.78% and 0.93% for the Multi-Style Equity Fund; 0.95% and 1.28% for the Aggressive Equity Fund; 0.95% and 1.37% for the Non-U.S. Fund; 0.85% and 1.08% for the Real Estate Securities Fund; 0.60% and 0.84% for the Core Bond Fund.


EXAMPLE

You would pay the following expenses on each $1,000 investment, assuming 5% annual return:


                                              1 YEAR               3 YEARS              5 YEARS             10 YEARS
                                              ------               -------              -------             --------
Northwestern Mutual Series Fund, Inc.
  Small Cap Growth Stock                        $10                  $32                  $56                 $151
  T. Rowe Price Small Cap Value                 $14                  $43                  $74                 $187
  Aggressive Growth Stock                       $ 8                  $25                  $43                 $123
  International Growth                          $15                  $46                  $79                 $198
  Franklin Templeton International              $11                  $34                  $60                 $157
  Equity
  Index 400 Stock                               $ 7                  $21                  $37                 $110
  Growth Stock                                  $ 8                  $25                  $43                 $123
  J.P. Morgan Select Growth and Income          $ 9                  $29                  $51                 $139
    Stock
  Capital Guardian Domestic Equity              $11                  $35                  $61                 $160
  Index 500 Stock                               $ 6                  $18                  $31                 $ 96
  Asset Allocation                              $11                  $35                  $61                 $160
   Balanced                                     $ 7                  $21                  $36                 $108
   High Yield Bond                              $ 9                  $28                  $48                 $134
   Select Bond                                  $ 7                  $21                  $36                 $108
   Money Market                                 $ 7                  $21                  $36                 $108
Russell Insurance Funds, Inc.
   Multi-Style Equity                           $13                  $40                  $70                 $180
   Aggressive Equity                            $16                  $51                  $88                 $217
   Non-U.S.                                     $17                  $54                  $93                 $227
   Real Estate Securities                       $15                  $45                  $78                 $196
   Core Bond                                    $12                  $37                  $65                 $169


NOTE: THE MINIMUM INITIAL PURCHASE PAYMENT FOR A CONTRACT IS $50,000. YOU MUST MULTIPLY THE NUMBERS ABOVE BY 50 TO FIND THE EXPENSES FOR A CONTRACT OF MINIMUM SIZE.

The purpose of the table above is to assist a Contract Owner in understanding the expenses paid by the Account and the Portfolios and Funds and borne by investors in the Contracts. We guarantee the current mortality and expense risk charges for five years from the date of this prospectus. Thereafter, we reserve the right to increase the mortality and expense risk charges to a maximum annual rate of 0.75%. The $30 annual Contract fee is reflected as 0.00% based on estimated annual contract fees we will collect divided by the estimated corresponding average assets of the Division. The Contract provides for charges for transfers between the Divisions of the Account and for premium taxes, but we are not currently making such charges. See "Transfers Between Divisions and Payment Plans", p. 9 and "Deductions", p. 14, for additional information about expenses for the Contract. The expenses shown in the table for the Portfolios and Funds show the annual expenses for each, as a percentage of their average net assets, based on 2000 operations for the Portfolios and their predecessors and the Funds. Expenses for each of the Russell Insurance Funds, and for the Small Cap Growth Stock Portfolio and the Index 400 Stock Portfolio, reflect fee waivers and expense reimbursements that the advisers have voluntarily agreed to make for the year 2001. These may be changed at any time thereafter without notice. Absent the fee waivers and expense reimbursements the expenses would be higher. See the disclosure at the bottom of page 3.

The example should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown, subject to the guarantees of the Contract.

The tables on the following page present the accumulation unit values for Contracts issued prior to the date of this prospectus.

ACCUMULATION UNIT VALUES
CONTRACTS ISSUED ON OR AFTER JUNE 30,  2000

NORTHWESTERN MUTUAL SERIES FUND, INC.

ACCUMULATION UNIT VALUES
Contracts Issued on or After June 30,  2000

Northwestern Mutual Series Fund, Inc.

                                           For the Six
                                           Months Ended
                                           Dec. 31, 2000
                                           -------------
Small Cap Growth Stock Division
        Beginning of Period                  $ 1.000
        End of Period                        $  .881
    Number of Units
        Outstanding, End of Period            44,471

Aggressive Growth Stock Division
        Beginning of Period                  $ 1.000
        End of Period                        $  .919
    Number of Units
        Outstanding, End of Period           134,209

Franklin Templeton International Equity
  Division                                   $ 1.000
        Beginning of Period                  $  .977
        End of Period
    Number of Units                          142,161
        Outstanding, End of Period

Index 400 Stock Division
        Beginning of Period                  $ 1.000
        End of Period                        $ 1.066
    Number of Units
        Outstanding, End of Period            17,221

Growth Stock Division
        Beginning of Period                  $ 1.000
        End of Period                        $  .935
    Number of Units
        Outstanding, End of Period           228,325

J.P. Morgan Select Growth and Income
  Stock Division
        Beginning of Period                  $ 1.000
        End of Period                        $  .942
    Number of Units
        Outstanding, End of Period           239,033

Index 500 Stock Division
       Beginning of Period                   $ 1.000
       End of Period                         $  .914
    Number of Units
       Outstanding, End of Period            133,657

Balanced Division
       Beginning of Period                   $ 1.000
       End of Period                         $  .980
    Number of Units
          Outstanding, End of Period         299,602

High Yield Bond Division
       Beginning of Period                   $ 1.000
       End of Period                         $  .964
    Number of Units
          Outstanding, End of Period           7,262

Select Bond Division
       Beginning of Period                   $ 1.000
       End of Period                         $ 1.068
    Number of Units
       Outstanding, End of Period              9,785

Money Market Division
       Beginning of Period                   $ 1.000
       End of Period                         $ 1.031
    Number of Units
       Outstanding, End of Period                 --

Russell Insurance Funds

                                            For the Six
                                           Months Ended
                                          Dec. 31, 2000
                                          -------------
Multi-Style Equity Division
        Beginning of Period                  $ 1.000
        End of Period                        $  .916
    Number of Units
        Outstanding, End of Period            44,338

Aggressive Equity Division
        Beginning of Period                  $ 1.000
        End of Period                        $  .959
    Number of Units
        Outstanding, End of Period            14,570

Non-U.S. Division
        Beginning of Period                  $ 1.000
        End of Period                        $  .896
    Number of Units
        Outstanding, End of Period            84,247

Real Estate Division
       Beginning of Period                   $ 1.000
       End of Period                         $ 1.135
    Number of Units
       Outstanding, End of Period              6,152


Core Bond  Division
       Beginning of Period                   $ 1.000
       End of Period                         $ 1.059
    Number of Units
       Outstanding, End of Period             31,910

THE COMPANY

The Northwestern Mutual Life Insurance Company was organized by a special act of the Wisconsin Legislature in 1857. It is the nation's fifth largest life insurance company, based on total assets in excess of $92 billion on December 31, 2000, and is licensed to conduct a conventional life insurance business in the District of Columbia and in all states of the United States.

Northwestern Mutual sells life and disability income insurance policies and annuity contracts through its own field force of approximately 6,000 full time financial representatives. The Home Office of Northwestern Mutual is located at 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202.

"We" in this prospectus means Northwestern Mutual.

NML VARIABLE ANNUITY ACCOUNT B

We established the Account on February 14, 1968 by action of our Board of Trustees in accordance with the provisions of the Wisconsin insurance law. The Account is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940.

The Account has twenty Divisions. The money you invest to provide variable benefits under your Contract is placed in one or more of the Divisions as you direct.

Under Wisconsin law, the investment operations of the Account are kept separate from our other operations. The values for your Contract will not be affected by income, gains or losses for the rest of our business. The income, gains or losses, realized or unrealized, for the assets we place in the Account for your Contract will determine the value of your Contract benefits and will not affect the rest of our business. The assets in the Account are reserved for you and other Contract owners, although the assets belong to us and we do not hold the assets as a trustee. We and our creditors cannot reach those assets to satisfy other obligations until our obligations under your Contract have been satisfied. But all of our assets (except those we hold in some other separate accounts) are available to satisfy our obligations under your Contract.

THE FUNDS

Northwestern Mutual Series Fund, Inc. is composed of fifteen separate portfolios which operate as separate mutual funds. The portfolios are the Small Cap Growth Stock Portfolio, T. Rowe Price Small Cap Value Portfolio, Aggressive Growth Stock Portfolio, International Growth Portfolio, Franklin Templeton International Equity Portfolio, Index 400 Stock Portfolio, Growth Stock Portfolio, J.P. Morgan Select Growth and Income Stock Portfolio, Capital Guardian Domestic Equity Portfolio, Index 500 Stock Portfolio, Asset Allocation Portfolio, Balanced Portfolio, High Yield Bond Portfolio, Select Bond Portfolio, and Money Market Portfolio. The Account buys shares of each Portfolio at net asset value, that is, without any sales charge.

Northwestern Mutual Investment Services, LLC ("NMIS"), our wholly-owned company, is the investment adviser to the Fund. We provide the people and facilities that NMIS uses in performing its investment advisory functions, and we are a party to the investment advisory agreement. We and NMIS also perform certain administrative functions and act as co-depositors of the Account. NMIS has retained J.P. Morgan Investment Management, Inc. and Templeton Investment Counsel, LLC under investment sub-advisory agreements to provide investment advice to the J.P. Morgan Select Growth and Income Stock Portfolio and the Franklin Templeton International Equity Portfolio.

The Russell Insurance Funds include five separate portfolios which operate as separate mutual funds. These are the Multi-Style Equity Fund, Aggressive Equity Fund, Non-U.S. Fund, Real Estate Securities Fund and Core Bond Fund. The Account buys shares of each of the Russell Insurance Funds at net asset value, that is, without any sales charge.

THE CONTRACT

PURCHASE PAYMENTS UNDER THE CONTRACT

AMOUNT AND FREQUENCY A purchase payment is the money you give us to pay for your Contract. You may make purchase payments monthly, quarterly, semiannually, annually or on any other frequency acceptable to us.

The minimum initial purchase payment is $50,000. The minimum amount for each subsequent purchase payment is $25. Minimum amounts for payments by preauthorized check depend on payment frequency. We will accept larger purchase payments than due, or payments at other times, but total purchase payments under any Contract may not exceed $5,000,000 without our consent.

Purchase payments may not exceed the applicable federal income tax limits. (See "Federal Income Taxes", p. 12.)

APPLICATION OF PURCHASE PAYMENTS We credit your purchase payments, less any premium taxes for which we make a deduction, to the Account and allocate them to one or more Divisions as you direct. We then invest those assets in shares of the Portfolio or Fund which corresponds to that Division.

We apply purchase payments to provide "Accumulation Units" in one or more Divisions. Accumulation Units represent your interest in the Account. The number of Accumulation Units you receive for each purchase payment is determined by dividing the amount of the purchase payment to be allocated to a Division by the value of an Accumulation Unit in that Division, based upon the next valuation of the assets of the Division we make after we receive your purchase payment at our Home Office. Receipt of purchase payments at a lockbox facility we have designated will be considered the same as receipt at the Home Office. We value assets as of the close of trading on the New York Stock Exchange for each day the Exchange is open, and at any other time required by the Investment Company Act of 1940. An earlier cutoff time may apply for purchase payments received at a lockbox facility.

The number of your Accumulation Units will be increased by additional purchase payments or transfers into the Account and decreased by withdrawals or transfers out of the Account. The investment experience of the Account does not change the number (as distinguished from the value) of your Accumulation Units.

The value of an Accumulation Unit in each Division varies with the investment experience of the Division (which in turn is determined by the investment experience of the corresponding Portfolio or Fund). We determine the value by multiplying the value on the immediately preceding valuation date by the net investment factor for the Division. The net investment factor takes into account the investment experience of the Portfolio or Fund, the deduction for mortality and expense risks we have assumed and a deduction for any applicable taxes or for any expenses resulting from a substitution of securities. (See "Net Investment Factor", below.) Since you bear the investment risk, there is no guarantee as to the aggregate value of your Accumulation Units. That value may be less than, equal to, or more than the cumulative net purchase payments you have made.

You may direct all or part of a purchase payment to the Guaranteed Interest Fund. Amounts you direct to the Guaranteed Interest Fund will be invested on a fixed basis. See "The Guaranteed Interest Fund", p. 11.

NET INVESTMENT FACTOR

For each Division the net investment factor for any period ending on a valuation date is 1.000000 plus the net investment rate for the Division for that period. Under the Contract the net investment rate is related to the assets of the Division. However, since all amounts are simultaneously invested in shares of the corresponding Portfolio or Fund when allocated to the Division, calculation of the net investment rate for each of the Divisions may also be based upon the change in value of a single share of the corresponding Portfolio or Fund.

Thus, for example, in the case of the Balanced Division the net investment rate is equal to (a) the change in the net asset value of a Balanced Portfolio share for the period from the immediately preceding valuation date up to and including the current valuation date, plus the per share amount of any dividends and other distributions made by the Balanced Portfolio during the valuation period, less a deduction for any applicable taxes or for any expenses resulting from a substitution of securities, (b) divided by the net asset value of a Balanced Portfolio share on the valuation date immediately preceding the current valuation date, (c) less an adjustment to provide for the deduction for mortality rate and expense risks that we have assumed. (See "Deductions", p. 14.)

The Portfolios and Funds will distribute investment income and realized capital gains to the Account Divisions. We will reinvest those distributions in additional shares of the same Portfolio or Fund. Unrealized capital gains and realized and unrealized capital losses will be reflected by changes in the value of the shares held by the Account.

BENEFITS PROVIDED UNDER THE CONTRACT

The benefits provided under the Contract consist of a withdrawal amount, a death benefit and a maturity benefit. Subject to the restrictions noted below, we will pay all of these benefits in a lump sum or under the payment plans described below.

WITHDRAWAL AMOUNT On or prior to the maturity date you are entitled to withdraw the Accumulation Units credited to your Contract and receive the value thereof. The value, which may be either greater or less than the amount you paid is based on the Accumulation Unit value next determined after we receive your written request for withdrawal on a form we provide. The forms are available from our Home Office and our agents. You may withdraw a portion of the Accumulation Units on the same basis, except that we will not grant a partial withdrawal which would result in a Contract value of less than $2000 remaining; we will treat a request for such a partial withdrawal as a request to surrender the entire Contract. Amounts distributed to you upon withdrawal of all or a portion of Accumulation Units may be subject to federal income tax. (See "Federal Income Taxes", p. 12.) A penalty tax will apply to premature payments of Contract benefits. A penalty tax of 10% of the amount of the payment which is includible in income will be imposed on non-exempt withdrawals. Payments which are exempt from the penalty tax include payments upon disability, after age 59 1/2, for certain large medical expenses and for reimbursement of certain health insurance premiums and certain substantially equal periodic payments for life. Required minimum distributions must be taken from your IRA, after you attain age 70 1/2 or, in certain cases, retire. (See "Minimum Distribution Requirements", p. 13).

If annuity payments are being made under Payment Plan 1 the payee may surrender the Contract and receive the value of the Annuity Units credited to his Contract. Upon death during the certain period of the payee under Plan 2 or both payees under Plan 3, the beneficiary may surrender the Contract and receive the withdrawal value of the unpaid payments for the certain period. The withdrawal value is based on the Annuity Unit value on the withdrawal date, with the unpaid payments discounted at the Assumed Investment Rate. (See "Description of Payment Plans", p. 8.)

DEATH BENEFIT

1. Amount of the Death Benefit. If the Annuitant dies before the maturity date, the death benefit will not be less than the Contract value next determined after we receive proof of death at our Home Office. If the Primary Annuitant dies before his or her 75th birthday, the death benefit, where permitted by state law, will not be less than the amount of purchase payments we received, less withdrawals. There is no death benefit after annuity payments begin. See "Maturity Benefit" and "Variable Payment Plans" below.

An enhanced death benefit is available at extra cost. Prior to the first Contract anniversary the enhanced death benefit is equal to the total purchase payments received less any amounts withdrawn. On any Contract anniversary prior to the Primary Annuitants 80th birthday, the enhanced death benefit is the Contract value on that date, but not less than what the enhanced death benefit was on the last preceding valuation date. On any other valuation date before the Primary Annuitant's 80th birthday, the enhanced death benefit will be the amount determined on the most recent Contract anniversary, plus purchase payments we receive thereafter, less withdrawals. On any valuation date on or after the Primary Annuitant's 80th birthday the enhanced death benefit will be the enhanced death benefit on the Contract anniversary immediately prior to the Primary Annuitant's 80th birthday increased by purchase payments we received and decreased by any amounts withdrawn after that Contract anniversary. We deduct the extra cost for the enhanced death benefit from the Contract value on each Contract anniversary while the enhanced death benefit is in effect. See "Enhanced Death Benefit Charge", p. 15. The enhanced death benefit is available for issue ages up to 65 and must be elected when the Contract is issued. The enhanced death benefit will remain in effect until the maturity date or the death of the Primary Annuitant or you ask us to remove it from your Contract. You cannot add it to your Contract again after it has been removed.

2.  Distribution of the Death Benefit.

Owner is the Annuitant. If the Owner is the Annuitant and the Owner dies before the maturity date, the beneficiary becomes entitled to the death benefit. The beneficiary may elect to receive the death benefit in a lump sum or under a variable payment plan. The beneficiary automatically becomes the new Owner and Annuitant and the Contract continues in force. The beneficiary must take distributions from the Contract pursuant to the applicable minimum distribution requirements discussed on page 13.

Owner is not the Annuitant. If the Owner is not the Annuitant and the Annuitant dies before the maturity date, the Contingent Annuitant automatically becomes the new Annuitant and the Contract continues in force. If no Contingent Annuitant is named within 60 days after we receive proof of death of the Annuitant, we pay the death benefit to the Owner.

Adjustment of Contract Value. On the date when the death benefit becomes payable, if the Contract continues in force we will set the Contract value at an amount equal to the death benefit. If this results in an addition to the Contract Value, we will place the additional amount in the Money Market Division and you may transfer it to the Divisions you choose. See "Transfers Between Divisions and Payment Plans", p. 9.

MATURITY BENEFIT Purchase payments under the Contract are payable until the maturity date specified in the Contract. You may select any date up to age 90 as the maturity date, subject to applicable tax and state law requirements, including the minimum distribution requirements (See "Minimum Distribution Requirements", p. 13). On the maturity date, if you have not elected any other permissible payment plan, we will change the maturity date to the Contract anniversary nearest the Annuitant's 90th birthday. On that date, if you have not elected any other permissible payment plan, we will pay the value of the Contract in monthly payments for life under a variable payment plan with payments certain for ten years.

VARIABLE PAYMENT PLANS

We will pay part or all of the benefits under a Contract under a variable payment plan you select. The payment plan starts on the maturity date. See "Maturity Benefit", above. Under a variable plan, you bear the entire investment risk, since we make no guarantees of investment return. Accordingly, there is no guarantee of the amount of the variable payments, and you must expect the amount of such payments to change from month to month.

For a discussion of tax considerations and limitations regarding the election of payment plans, see "Federal Income Taxes", p. 12.

DESCRIPTION OF PAYMENT PLANS The following payment plans are available:

1. Payments for a Certain Period. An annuity payable monthly for a specified period of up to 30 years. If you select a payment plan which begins during the first five Contract years the minimum specified period is 10 years. If you select a payment plan which begins during the sixth Contract year or thereafter the minimum specified period is 5 years.

2. Life Annuity with or without Certain Period. An annuity payable monthly until the payee's death, or until the expiration of a selected certain period, whichever is later. After the payee's death during the certain period, if any, we will make payments as they come due to the designated contingent beneficiary. You may select a certain period of either 10 or 20 years, or you may choose a plan with no certain period.

3. Joint and Survivor Life Annuity with Certain Period. An annuity payable monthly for a certain period of 10 years and thereafter to two persons for their joint lives. On the death of either payee, payments continue for the remainder of the 10 years certain or the remaining lifetime of the survivor, whichever is longer.

We may limit the election of a payment plan to one that results in an initial payment of at least $50. A payment plan will continue even if payments fall to less than $50 after the payment plan begins.

From time to time we may establish payment plan rates with greater actuarial value than those stated in the Contract and make them available at the time of settlement. We may also make available other payment plans, with provisions and rates we publish for those plans.

AMOUNT OF ANNUITY PAYMENTS We will determine the amount of the first annuity payment on the basis of the particular payment plan you select, the annuity payment rate and, for plans involving life contingencies, the Annuitant's adjusted age and sex. (A Contract with annuity payment rates that are not based on sex is also available.) We will calculate the amount of the first annuity payment on a basis that takes into account the length of time over which we expect annuity payments to continue. The first payment will be lower for an Annuitant who is younger when payments begin, and higher for an Annuitant who is older, if the payment plan involves life contingencies. The first payment will be lower if the payment plan includes a longer certain period. Variable annuity payments after the first will vary from month to month to reflect the fluctuating value of the Annuity Units credited to your Contract. Annuity Units represent the interest of the Contract in each Division of the Account after annuity payments begin.

ASSUMED INVESTMENT RATE The variable annuity rate tables for the Contract are based upon an Assumed Investment Rate of 3 1/2%. Variable annuity rate tables based upon an Assumed Investment Rate of 5% are also available where permitted by state law.

The Assumed Investment Rate affects both the amount of the first variable payment and the amount by which subsequent payments increase or decrease. The Assumed Investment Rate does not affect the actuarial value of the future payments as of the date when payments begin, though it does affect the actual amount which may be received by an individual Annuitant.

Over a period of time, if each Division achieved a net investment result exactly equal to the Assumed Investment Rate applicable to a particular payment plan, the amount of annuity payments would be level. However, if the Division achieved a net investment result greater than the Assumed Investment Rate, the amount of annuity payments would increase. Similarly, if the Division achieved a net investment result smaller than the Assumed Investment Rate, the amount of annuity payments would decrease.

A higher Assumed Investment Rate will result in a larger initial payment but more slowly rising and more rapidly falling subsequent payments than a lower Assumed Investment Rate.

ADDITIONAL INFORMATION

TRANSFERS BETWEEN DIVISIONS AND PAYMENT PLANS You may change the allocation of purchase payments among the Divisions and transfer values from one Division to another both before and after annuity payments begin. In order to take full advantage of these features, you should carefully consider, on a continuing basis, which Division or apportionment is best suited to your long-term investment needs.

You may at any time change the allocation of purchase payments among the Divisions by written notice to us. Purchase payments we receive at our Home Office on and after the date on which we receive notice will be applied to provide Accumulation Units in one or more Divisions on the basis of the new allocation.

Before the effective date of a payment plan you may, upon written request, transfer Accumulation Units from one Division to another. After the effective date of a payment plan the payee may transfer Annuity Units from one Division to another. We will adjust the number of Accumulation or Annuity Units to be credited to reflect the respective value of the Accumulation and Annuity Units in each of the Divisions. For Accumulation Units the minimum amount which may be transferred is the lesser of $100 or the entire value of the Accumulation Units in the Division from which the transfer is being made. For each transfer beginning with the thirteenth in any Contract year, we may deduct a transfer fee of $25 from the amount transferred. We currently make no charge for transfers.

If you contemplate the transfer of funds from one Division to another, you should consider the risk inherent in a switch from one investment medium to another. In general, frequent transfers based on short-term expectations for the stock and bond markets, especially transfers of large sums, will tend to accentuate the danger that a transfer will be made at an inopportune time.

You may transfer amounts which you have invested on a fixed basis to any Division of the Account, and you may transfer the value of Accumulation Units in any Division of the Account to the Guaranteed Interest Fund for investment on a fixed basis, subject to the restrictions described in the Contract. See "The Guaranteed Interest Fund", p. 11.

After the effective date of a payment plan which does not involve a life contingency (i.e., Plan 1) a payee may transfer to either form of life annuity at no charge. We will apply the value of the remaining payments to the new plan selected. We will determine the amount of the first annuity payment under the new plan on the basis of the particular plan selected, the annuity payment rate and the Annuitant's adjusted age and sex. Subsequent payments will vary to reflect changes in the value of the Annuity Units credited.

We permit other transfers between payment plans subject to such limitations as we may reasonably determine. Generally, however, we do not permit transfer from a payment plan involving a life contingency to a payment plan which does not involve the same life contingency. You may make transfers from the Money Market Division at any time while a payment plan is in force. The Contract provides that transfers between the other Divisions and transfers between payment plans may be made after the payment plan has been in force for at least 90 days and thereafter whenever at least 90 days have elapsed since the date of the last transfer. At present we permit transfers at any time but we reserve the right to change this practice in the future. We will make the transfer as of the close of business on the valuation date coincident with or next following the date on which we receive the request for transfer at our Home Office, or at a later date if you request.

OWNERS OF THE CONTRACT The Owner of the Contract has the sole right to exercise all rights and privileges under the Contract, except as the Contract otherwise provides. The Owner is ordinarily the Annuitant, but may be an employer or other entity. The Annuitant is the person upon whose life the Contract is issued and Contract benefits depend. The Primary Annuitant is the person upon whose life the Contract is initially issued. The Contingent Annuitant is the person who becomes the Annuitant upon the death of the Annuitant. In this prospectus, "you" means the Owner or a prospective purchaser of the Contract.

DEFERMENT OF BENEFIT PAYMENTS We reserve the right to defer determination of the withdrawal value of the Contract, or the payment of benefits under a variable payment plan, until after the end of any period during which the right to redeem shares of either of the mutual funds is suspended, or payment of the redemption value is postponed, pursuant to the provisions of the Investment Company Act of 1940 because: (a) the New York Stock Exchange is closed, except for routine closings on holidays or weekends; (b) the Securities and Exchange Commission has determined that trading on the New York Stock Exchange is restricted; (c) the Securities and Exchange Commission permits suspension or postponement and so orders; (d) an emergency exists, as defined by the Securities and Exchange Commission, so that valuation of the assets of the funds or disposal of securities they hold is not reasonably practical; or (e) such suspension or postponement is otherwise permitted by the Act.

DIVIDENDS The Contract shares in our divisible surplus, to the extent we determine annually, except while payments are being made under a variable payment plan. Distributions of divisible surplus are commonly referred to as "dividends". Any contributions to our divisible surplus would result from more favorable expense experience than we have assumed in determining the deductions. We do not expect the Contract to make a significant contribution to our divisible surplus and we do not expect to pay dividends on the Contract.

VOTING RIGHTS As long as the Account continues to be registered as a unit investment trust under the Investment Company Act of 1940, and Account assets are invested in shares of the Portfolio or the Funds, we will vote the shares held in the Account in accordance with instructions we receive from the Owners of Accumulation Units or payees receiving payments under variable payment plans. Each Owner or payee will receive periodic reports relating to both of the mutual funds, proxy material and a form with which to give instructions with respect to the proportion of shares of each Portfolio or Fund held in the Account corresponding to the Accumulation Units credited to his Contract, or the number of shares of each Portfolio or Fund held in the Account representing the actuarial liability under the variable annuity payment plan, as the case may be. The number of shares will increase from year to year as additional purchase payments are paid by the Contract Owner; after a variable annuity payment plan is in effect the number of shares will decrease from year to year as the remaining actuarial liability declines. We will vote shares for which no instructions have been received in the same proportion as the shares as for which instructions have been received.

SUBSTITUTION AND CHANGE We may take any of the following actions, so long as we comply with all of the requirements of the securities and insurance laws that may apply. A vote of Contract owners, or of those who have an interest in one or more of the Divisions of the Account, may be required. Approval by the Securities and Exchange Commission or another regulatory authority may be required. In the event that we take any of these actions, we may make an appropriate endorsement of your Contract and take other actions to carry out what we have done.

1. We may invest the assets of a Division in securities of another mutual fund or another issuer, instead of the Portfolio or Fund in which you have invested, as a substitute for the shares you already have or as the securities to be purchased in the future.

2. We may operate the Account or a Division as a mutual fund itself, instead of investing its assets in a mutual fund, if our Board of Trustees decides that this would be in the best interest of our Contract owners.

3. We may deregister the Account under the Investment Company Act of 1940 if registration is no longer required.

4. We may change the provisions of the Contract to comply with federal or state laws that apply, including changes to comply with federal tax laws in order to assure that your Contract qualifies for tax benefits relating to retirement annuity or variable annuity contracts.

FIXED ANNUITY PAYMENT PLANS We will also pay Contract benefits under fixed annuity payment plans which are not described in this Prospectus. If you select a fixed annuity, we will cancel the Accumulation Units credited to your Deferred Contract, we will transfer the withdrawal value of the Contract to our general account, and you will no longer have any interest in the Account.

PERFORMANCE DATA We may publish advertisements containing performance data for the Divisions of the Account from time to time. These performance data may include both standardized and non-standardized total return figures, although standardized figures will always accompany non-standardized figures.

Standardized performance data will consist of quarterly return quotations, which will always include quotations for recent periods of one, five and ten years or, if less, the entire life of a Division. These quotations will be the average annual rates of return based on the minimum $50,000 initial purchase payment. The standardized performance data will reflect all applicable charges.

Non-standardized performance data may also not reflect the annual Contract fee of $30, since the impact of the fee varies by Contract size. The non-standardized data may also be for other time periods.

We will base all of the performance data on actual historical investment results for the Portfolios or Funds, including all expenses they bear. The data are not intended to indicate future performance. We may construct some of the data hypothetically to reflect expense factors for the Contracts we currently offer.

We have included additional information about the performance data in the Statement of Additional Information.

FINANCIAL STATEMENTS Financial statements of the Account and financial statements of Northwestern Mutual appear in the Statement of Additional Information.

THE GUARANTEED INTEREST FUND

You may direct all or part of your purchase payments to the Guaranteed Interest Fund for investment on a fixed basis. You may transfer amounts previously invested in the Account Divisions to the Guaranteed Interest Fund, prior to the maturity date, and you may transfer amounts in the Guaranteed Interest Fund to the Account Divisions. In each case, these transfers are subject to the restrictions described in the Contract.

Amounts you invest in the Guaranteed Interest Fund become part of our general assets. In reliance on certain exemptive and exclusionary provisions, we have not registered interests in the Guaranteed Interest Fund under the Securities Act of 1933 and we have not registered the Guaranteed Interest Fund as an investment company under the Investment Company Act of 1940. Accordingly, neither the Guaranteed Interest Fund nor any interests therein are generally subject to these Acts. We have been advised that the staff of the Securities and Exchange Commission has not reviewed the disclosure in this prospectus relating to the Guaranteed Interest Fund. This disclosure, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

Amounts you invest in the Guaranteed Interest Fund earn interest at rates we declare from time to time. We will guarantee the interest rate for each amount for at least one year. The interest rate will be at an annual effective rate of at least 3%. At the expiration of the period for which we guarantee the interest rate, we will declare a new interest rate. We credit interest and compound it daily. We determine the effective date for a transaction involving the Guaranteed Interest Fund in the same manner as the effective date for a transaction involving a Division of the Account.

Investments in the Guaranteed Interest Fund are subject to a maximum limit of $1,000,000 ($250,000 in New York) without our prior consent. To the extent that a purchase payment or transfer from a Division of the Account causes the Contract's interest in the Guaranteed Interest Fund to exceed this maximum limit, we will place the amount of the excess in the Money Market Division and it will remain there until you instruct us otherwise.

Transfers from the Guaranteed Interest Fund to the Account Divisions are subject to limits. After a transfer from the Guaranteed Interest Fund, we will allow no further transfers from the Guaranteed Interest Fund for a period of 365 days; in addition, we will allow no further transfers back into the Guaranteed Interest Fund for a period of 90 days. The maximum amount that you may transfer from the Guaranteed Interest Fund in one transfer is the greater of (1) 25% of the amount that you had invested in the Guaranteed Interest Fund as of the last Contract anniversary preceding the transfer and (2) the amount of your most recent transfer from the Guaranteed Interest Fund. But in no event will this maximum transfer amount be less than $1,000 or more than $50,000. (The $50,000 limit does not apply in New York.)

The deduction for mortality rate and expense risks, as described below, is not assessed against amounts in the Guaranteed Interest Fund, and amounts in the Guaranteed Interest Fund do not bear any expenses of either of the mutual funds. Other charges under the Contract apply for amounts in the Guaranteed Interest Fund as they are described in this prospectus for amounts you invest on a variable basis. See "Deductions", p. 14. For purposes of allocating and deducting the annual Contract fee, we consider any investment in the Guaranteed Interest Fund as though it were an investment of the same amount in one of the Account Divisions.

FEDERAL INCOME TAXES

QUALIFIED AND NONTAX-QUALIFIED PLANS

We offer the Contract for use under the tax-qualified plans (i.e., contributions are generally not taxable) identified below:

1. Individual retirement annuities pursuant to the provisions of Section 408 of the Code, including a traditional IRA established under Section 408(b).

2.   Roth IRAs pursuant to the provisions of Section 408A of the Code.

We also offer the Contract for use in non tax-qualified situations (i.e., contributions are taxable).

CONTRIBUTION LIMITATIONS AND GENERAL REQUIREMENTS APPLICABLE TO CONTRACT

TRADITIONAL IRA If an individual has earned income, the individual and the individual's spouse are each permitted to make a maximum contribution of $2,000 to an IRA or IRAs for their benefit for each taxable year. The $2,000 limit is reduced by contributions to any Roth IRAs of the Owner. Contributions cannot be made after age 70 -1/2. Annual contributions are generally deductible unless the Owner or the Owner's spouse is an "active participant" in a plan in another qualified plan during the taxable year. If the Owner is an "active participant" in a plan, the deduction for 2000 phases out at an adjusted gross income ("AGI") of between $32,000 - $42,000 (indexed through 2005) for single filers and between $52,000 - $62,000 (indexed through 2007) for married individuals filing jointly. If the Owner is not an "active participant" in a plan but the Owner's spouse is, the Owner's deduction phases out at an AGI of between $150,000 - $160,000.

The Owner may also make tax free rollover and direct transfer contributions to an IRA from the Owner's other IRAs or contracts purchased under tax qualified plans. The surviving spouse can also roll over the deceased Owner's IRA, tax deferred annuity or qualified plan to the spouse's own IRA.

An IRA is nonforfeitable and generally cannot be transferred.

ROTH IRA If an individual has earned income, the individual and the individual's spouse are each permitted to make a maximum contribution of $2,000 to a Roth IRA or IRAs for their benefit for each taxable year. The $2,000 limit is reduced by contributions to any traditional IRAs of the Owner. The maximum contribution is phased out at an adjusted gross income ("AGI") of between $95,000 and $110,000 for single filers, between $150,000 and $160,000 for married individuals filing jointly and between $0 and $10,000 for married individuals filing separately. Regular contributions to a Roth IRA are not deductible.

An IRA, SEP or SIMPLE IRA (after two years of participation in a SIMPLE IRA plan) may be rolled over or converted to a Roth IRA if the Owner has an AGI of $100,000 or less for the year (not including the rollover amount) and is not married filing a separate tax return. A rollover to a Roth IRA is fully taxable but is not subject to a 10% premature withdrawal penalty.

NONTAX-QUALIFIED CONTRACT There are no limitations on who can purchase a nontax-qualified annuity or the amount that can be contributed to the Contract. Contributions to nontax-qualified Contracts are not deductible. For the Contract to qualify as a nontax- qualified annuity, the Contract death proceeds must be distributed to any nonspouse beneficiary either within five years of the Owner's death or as substantially periodic payments over the beneficiary's life or life expectancy commencing within one year of the Owner's death. The surviving spouse is entitled to continue deferral under the Contract.

TAXATION OF CONTRACT BENEFITS

For Contracts held by individuals, no tax is payable as a result of any increase in the value of a Contract. Except for qualified distributions from Roth IRAs, Contract benefits will be taxable as ordinary income when received in accordance with Section 72 of the Code.

IRAS As a general rule, benefits received as annuity payments or upon death or withdrawal from these contracts will be taxable as ordinary income when received.

Where nondeductible contributions are made to individual retirement annuities, the Owner may exclude from income that portion of each benefit payment which represents a return of the Owner's "investment in the contract" as defined in
Section 72 until the entire "investment in the contract" is recovered. Benefits paid in a form other than an annuity will be taxed as ordinary income when received except for that portion of the payment which represents a return of the employee's "investment in the contract." After the Owner attains age 70 -1/2, a 50% penalty may be imposed on payments made from individual retirement annuities to the extent the payments are less than certain required minimum amounts. (See "Minimum Distribution Requirements", p. 13). With certain limited exceptions benefits from individual retirement annuities Contracts are subject to the tax-free roll-over provisions of the Code.

A loan transaction, using a Contract purchased under a tax-qualified plan as collateral, will generally have adverse tax consequences. For example, such a transaction destroys the tax status of the individual retirement annuity and results in taxable income equal to the Contract value.

ROTH IRAS Qualified distributions from a Roth IRA are not taxable. A qualified distribution is a distribution (1) made at least 5 years after the issuance of the Owner's first Roth IRA, and (2) made after the Owner has attained age 59 1/2, made to a beneficiary after the Owner's death, attributable to the Owner being disabled, or used to pay acquisition expenses of a qualified first time home purchase. A nonqualified distribution is taxable as ordinary income only to the extent it exceeds the "investment in the contract" as defined in Section 72. Distributions are not required to be made from a Roth IRA before the Owner's death.

A withdrawal from a Roth IRA of part or all of an IRA rollover contribution within 5 years of the rollover is subject to a 10% premature withdrawal penalty (unless an exception applies). Rollover contributions are treated as withdrawn after regular contributions for this purpose.

A regular or conversion contribution to a Roth IRA can be recharacterized to an IRA in a trustee-to-trustee transfer provided the transfer includes the net income or loss allocable to the contribution and is completed by the due date for filing the Owner's federal income tax return for the year the contribution was made. The recharacterized amount will be treated for tax purposes as originally made from the IRA. Recharacterized amounts can be reconverted to a Roth IRA once each calendar year. Benefits from a Roth IRA can be rolled over or transferred directed only to another Roth IRA.

NONQUALIFIED CONTRACTS Benefits received as annuity payments from nontax-qualified Contracts will be taxable as ordinary income to the extent they exceed that portion of each payment which represents a return of the "investment in the contract" as defined in Section 72 until the entire "investment in the contract" is recovered. Benefits received in a lump sum from these Contracts will be taxable as ordinary income to the extent they exceed the "investment in the contract." A partial withdrawal or collateral assignment prior to the Maturity Date will result in the receipt of gross income by the Owner to the extent that the amounts withdrawn or assigned do not exceed the excess (if any) of the total value of Accumulation Units over total purchase payments paid under the Contract less any amounts previously withdrawn or assigned. Thus, any investment gains reflected in the Contract values are considered to be withdrawn first and are taxable as ordinary income. For Contracts issued after October 21, 1988, investment gains will be determined by aggregating all nontax-qualified deferred Contracts we issue to the Owner during the same calendar year.

A special rule applies to certain nonqualified Contracts not held by individuals, such as Contracts purchased by corporate employers in connection with deferred compensation plans. With respect to purchase payments paid after February 28, 1986, these Contracts will not be taxed as annuity Contracts and increases in the value of the Contracts will be taxable in the year earned. One or more nontax-qualified Contracts can be wholly or partially exchanged for one or more other annuity contracts under Section 1035 of the Code without recognition of gain or loss.

PREMATURE WITHDRAWALS A penalty tax will apply to premature payments of Contract benefits. A penalty tax of 10% of the amount of the payment which is includible in income will be imposed on non-exempt withdrawals under individual retirement annuities, Roth IRAs, and nonqualified deferred annuities. Payments which are exempt from the penalty tax include payments upon disability, after age 59-1/2 and for certain substantially equal periodic payments for life. Additional exceptions for certain large medical expenses, reimbursement of health insurance premiums paid while the Owner was unemployed, qualified education expenses and first time home purchases apply to IRAs and Roth IRAs.

MINIMUM DISTRIBUTION REQUIREMENTS All of the Contracts are required to satisfy some form of minimum distribution requirement. A 50% excise tax applies for each violation of these requirements. 1. IRAs As a general rule, the Owner of these Contracts is required to take certain distributions during the Owner's life and the beneficiary designated by the Owner is required to take the balance of the Contract value within certain specified periods following the Owner's death.

The Owner must take the first required distribution by the "required beginning date" and subsequent required distributions by December 31 of that year and each year thereafter. Payments must be made over the life or life expectancy of the Owner or the lives or life expectancies of the Owner and the Owner's beneficiary. The required beginning date for IRAs is April 1 of the calendar year following the calendar year the Owner attains age 70-1/2.

Upon the death of the Owner, the Owner's beneficiary must take distributions under one of the following two rules.

If the Owner dies on or after the required beginning date, any remaining interest in the Contract must be distributed at least as rapidly as it was under the method of distribution in effect on the date of death.

If the Owner dies before the required beginning date, the Owner's entire interest must be distributed by December 31 of the calendar year containing the fifth anniversary of the Owner's death. If the Contract value is payable to a beneficiary designated by the Contract, the Contract value may be paid over the life or life expectancy of that beneficiary, provided distribution begins by December 31 of the calendar year following the year of the Owner's death. If the sole designated beneficiary is the Owner's spouse, the spouse may roll over the Contract into an IRA owned by the spouse.

On January 11, 2001, the IRS released proposed regulations that simplify and change some of the required minimum distribution rules. Significant changes include the provision of a new uniform table to calculate the required minimum distributions during the Owner's lifetime and the ability to calculate all post-death required distributions based on the designated beneficiary's life expectancy. The proposed regulations will be applicable for determining required minimum distributions for calendar years beginning on or after January 1, 2002, but the taxpayer can rely on them to determine required minimum distributions for calendar year 2001.

2. Roth IRAs The Owner of a Roth IRA is not required to take required minimum distributions during the Owner's lifetime. However, the beneficiary designated by the Owner is required to take distributions pursuant to the minimum distribution requirements for Owners dying before the required beginning date, discussed above.

3. Nonqualified Contracts The Owner of a nontax-qualified Contract is not required to take required minimum distributions during the Owner's lifetime. However, the designated beneficiary is required to take distributions pursuant to rules similar to the at death minimum distribution requirements for IRAs.

TAXATION OF NORTHWESTERN MUTUAL

We may charge the appropriate Contracts with their shares of any tax liability which may result from the maintenance or operation of the Divisions of the Account. We are currently making no charge. (See "Net Investment Factor", p. 7 and "Deductions", below.

OTHER CONSIDERATIONS

You should understand that the tax rules for annuities and qualified plans are complex and cannot be readily summarized. The foregoing discussion does not address special rules applicable in many situations, rules governing Contracts issued or purchase payments made in past years, current legislative proposals or state or other law. We do not intend this discussion as tax advice. Before you purchase a Contract, we advise you to consult qualified tax counsel.

DEDUCTIONS

We will make the following deductions:

MORTALITY RATE AND EXPENSE RISK CHARGES

Amount of Mortality Rate and Expense Risks Charges. The net investment factor (see "Net Investment Factor", p. 7) we use in determining the value of Accumulation and Annuity Units reflects a deduction on each valuation date for mortality rate and expense risks we have assumed. The deduction from Accumulation Units and Annuity Units is at a current annual rate of 0.35% of the assets of the Account. Our Board of Trustees may increase or decrease the deduction, but in no event may the deduction exceed an annual rate of 0.75%. We will not increase the deduction for mortality and expense risks for at least five years from the date of this prospectus.

Risks and Expenses. The risks we assume are (a) the risk that annuity payments will continue for longer periods than anticipated because the Annuitants as a group live longer than expected, and (b) the risk that the charges we make may be insufficient to cover the actual costs we incur in connection with the Contracts. We assume these risks for the duration of the Contract. The deduction for these risks is the only expense item paid by the Account to date. The mutual funds pay expenses which are described in the attached prospectuses for the mutual funds.

The net investment factor also reflects the deduction of any reasonable expenses which may result if there were a substitution of other securities for shares of the mutual funds as described under "Substitution and Change", p. 10, and any applicable taxes, i.e., any tax liability we have paid or reserved for resulting from the maintenance or operation of a Division of the Account, other than applicable premium taxes which we may deduct directly from considerations. We do not presently anticipate that we will make any deduction for federal income taxes (see "Taxation of Northwestern Mutual", p. 14), nor do we anticipate that maintenance or operation of the Account will give rise to any deduction for state or local taxes. However, we reserve the right to charge the appropriate Contracts with their shares of any tax liability which may result under present or future tax laws from the maintenance or operation of the Account or to deduct any such tax liability in the computation of the net investment factor for such Contracts.

CONTRACT FEE On each Contract anniversary prior to the maturity date we make a deduction of $30 for administrative expenses relating to a Deferred Contract during the prior year. We make the charge by reducing the number of Accumulation Units credited to the Contract. For purposes of allocating and deducting the annual Contract fee, we consider any investment in the Guaranteed Interest Fund as though it were an investment of the same amount in one of the Account Divisions. We cannot increase this charge. The charge is intended only to reimburse us for our actual administrative expenses. We currently are waiving the charge if the Contract value on the Contract anniversary is $25,000 or more.

ENHANCED DEATH BENEFIT CHARGE On each Contract anniversary on which the enhanced death benefit is in effect, we deduct from the Contract value a charge based on the amount of the enhanced death benefit on the Contract Anniversary and the age of the Annuitant when the Contract was issued. The charge is 0.10% of the amount of the enhanced death benefit for issue age 45 or less, 0.20% for issue age 46-55, and 0.40% for issue age 56-65. This charge is for the risks we assume in guaranteeing the enhanced death benefit. We deduct the charge from the Divisions of the Account and the Guaranteed Interest Fund in proportion to the amounts you have invested.

PREMIUM TAXES The Contract provides for the deduction of applicable premium taxes, if any, from purchase payments or from Contract benefits. Various jurisdictions levy premium taxes. Premium taxes presently range from 0% to 3.5% of total purchase payments. Many jurisdictions presently exempt from premium taxes annuities such as the Contract. As a matter of current practice, we do not deduct premium taxes from purchase payments received under the Contract or from Contract benefits. However, we reserve the right to deduct premium taxes in the future.

EXPENSES FOR THE PORTFOLIOS AND FUNDS The expenses borne by the Portfolios and Funds in which the assets of the Account are invested are shown in the Expense Table on page 3 of this prospectus and in the prospectuses for Northwestern Mutual Series Fund, Inc. and the Russell Insurance Funds which are attached to this prospectus.

DISTRIBUTION OF THE CONTRACT

We sell the Contract through individuals who are licensed insurance agents appointed by Northwestern Mutual and are registered representatives of a broker dealer. Where state law requires, these agents will also be licensed securities salespersons. Our wholly-owned company, Northwestern Mutual Investment Services, LLC ("NMIS"), is registered with the Securities and Exchange Commission and is a member of the National Association of Securities Dealers. NMIS is the distributor of the Contracts. NMIS has entered into a selling agreement with Robert W. Baird and Co. Incorporated ("Baird"), another broker/dealer which we control, and our agents who offer the Contracts will be registered representatives of Baird. Neither we nor Baird will pay commissions on sales of the Contracts, but Baird will offer the Contracts to purchasers who pay quarterly fees to Baird based on the value of the assets in their Baird accounts, including the Contracts. Baird will pay a portion of the fees to its registered representatives who sell the Contracts and provide other services to the owners of the Accounts. The Contract is also offered by Northwestern Mutual agents who are advisory representatives of registered investment advisers. The investment advisers charge fees for investment advisory services and pay a portion of those fees to the advising representatives. We may also offer the Contracts through other distribution arrangements.

            TABLE OF CONTENTS FOR STATEMENT OF ADDITIONAL INFORMATION

                                                     PAGE

DISTRIBUTION OF THE
  CONTRACT......................................     B-2

DETERMINATION OF ANNUITY
  PAYMENTS......................................     B-2

    Amount of Annuity Payments..................     B-2

    Annuity Unit Value..........................     B-2

    Illustrations of Variable Annuity
      Payments..................................     B-3

VALUATION OF ASSETS OF THE
  ACCOUNT.......................................     B-3

TRANSFERABILITY RESTRICTIONS....................     B-4

PERFORMANCE DATA................................     B-4

EXPERTS.........................................     B-6

FINANCIAL STATEMENTS OF THE
  ACCOUNT (as of December 31, 2000
  and for each of the two years in
  the period ended December 31, 2000)...........     B-7

  Report of Independent Accountants
  (as of December 31, 2000
  and for each of the two years in
  the period ended December 31, 2000)...........     B-24

FINANCIAL STATEMENTS OF
  NORTHWESTERN MUTUAL
 (as of December 31, 2000 and 1999 and
 for each of the three years in the period
 ended December 31, 2000).......................     B-25

  Report of Independent Accountants
  (as of December 31, 2000 and 1999 and
  for each of the three years in the period
  ended December 31, 2000)......................     B-36

This Prospectus sets forth concisely the information about the Mason Street(SM) Variable Annuity that a prospective investor ought to know before investing. Additional information about the Mason Street(SM) Variable Annuity and NML Variable Annuity Account B has been filed with the Securities and Exchange Commission in a Statement of Additional Information which is incorporated herein by reference. The Statement of Additional Information is available upon request and without charge from The Northwestern Mutual Life Insurance Company. To receive a copy, return the request form to the address listed below, or telephone 1-888-455-2232.

     TO: The Northwestern Mutual Life Insurance Company

         Annuity and Accumulation Products Marketing Department
            Room E12J
         720 East Wisconsin Avenue
         Milwaukee, WI  53202

         Please send a Statement of Additional Information for the Mason Street(SM) Variable Annuity to:

     Name _____________________________________________________________________

     Address __________________________________________________________________

     __________________________________________________________________________

     City ___________________________________ State ____________ Zip _________

More information about Northwestern Mutual Series Fund, Inc. is included in the Fund's Statement of Additional Information (SAI), incorporated by reference in this prospectus, which is available free of charge.

More information about the Fund's investments is included in the Fund's annual and semi-annual reports, which discuss the market conditions and investment strategies that significantly affected each Portfolio's performance during the previous fiscal period.

To request a free copy of the Fund's SAI, or current annual or semi-annual report, call us at 1-888-455-2232. Information about the Fund (including the SAI) can be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission (SEC) in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-800-SEC-0330. Reports and other information about the Fund are available on the SEC's Internet site at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, Washington, DC 20549-6009.


NORTHWESTERN MUTUAL

MASON STREET(SM) VARIABLE ANNUITY
     Nontax-Qualified Annuities
     Individual Retirement Annuities
     Roth IRAs

NML VARIABLE ANNUITY ACCOUNT B

NORTHWESTERN MUTUAL SERIES FUND, INC.

RUSSELL INSURANCE FUNDS


PROSPECTUSES


Investment Company Act File Nos. 811-3990 and 811-5371

[LOGO]

PO Box 3095
Milwaukee  WI  53201-3095

Change Service Requested

160688

                       STATEMENT OF ADDITIONAL INFORMATION


                           VARIABLE ANNUITY CONTRACTS
          (for Individual Retirement Annuities, Tax-Deferred Annuities
                            and Non-Qualified Plans)

                         NML VARIABLE ANNUITY ACCOUNT B
                                (the "Account"),
                        a separate investment account of
                 The Northwestern Mutual Life Insurance Company
                             ("Northwestern Mutual")



         This Statement of Additional Information is not a prospectus but supplements and should be read in conjunction with the prospectus for the Contract. A copy of the prospectus may be obtained from The Northwestern Mutual Life Insurance Company, 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202, telephone number (414) 271-1444.



                  The Date of the Prospectus to which this Statement of Additional Information Relates is July 31, 2001.



                  The Date of this Statement of Additional Information is July 31, 2001.

                          DISTRIBUTION OF THE CONTRACT

         Northwestern Mutual Investment Services, LLC ("NMIS") is the distributor of the Contract and may be considered the principal underwriter of the Contract. NMIS is a wholly-owned company of Northwestern Mutual. NMIS has entered into a selling agreement with Robert W. Baird & Co. Incorporated ("Baird"), a broker-dealer controlled by Northwestern Mutual. NMIS may enter into selling agreements with other affiliated and unaffiliated broker-dealers to distribute the Contract. The offering will be continuous. No underwriting commissions have been paid to, or retained by, NMIS.

                        DETERMINATION OF ANNUITY PAYMENTS

         The following discussion of the method for determining the amount of monthly annuity payments under a variable payment plan is intended to be read in conjunction with these sections of the prospectus for the Contracts: "Variable Payment Plans", p. 8, including "Description of Payment Plans", p. 8, "Amount of Annuity Payments", p. 9, and "Assumed Investment Rate", p. 9; "Dividends", p. 10; "Net Investment Factor", p. 7; and "Deductions", p. 14.

         AMOUNT OF ANNUITY PAYMENTS The amount of the first annuity payment under a variable Payment Plan will be determined on the basis of the particular Payment Plan selected, the annuity payment rate and, for plans involving life contingencies, the Annuitant's adjusted age and sex. The amount of the first payment is the sum of the payments from each Division of the Account determined by applying the appropriate annuity payment rate to the product of the number of Accumulation Units in the Division on the effective date of the Payment Plan and the Accumulation Unit value for the Division on that date. Annuity rates currently in use are based on the 1983 a Table with Projection Scale G and age adjustment.

         Variable annuity payments after the first will vary from month to month and will depend upon the number and value of Annuity Units credited to the Annuitant. After the effective date of a Payment Plan a Contract will not share in the divisible surplus of Northwestern Mutual.

         The number of Annuity Units in each Division is determined by dividing the amount of the first annuity payment from the Division by the value of an Annuity Unit on the effective date of the Payment Plan. The number of Annuity Units thus credited to the Annuitant in each Division remains constant throughout the annuity period. However, the value of Annuity Units in each Division will fluctuate with the investment experience of the Division.

         The amount of each variable annuity payment after the first is the sum of payments from each Division determined by multiplying this fixed number of Annuity Units each month by the value of an Annuity Unit for the Division on (a) the fifth valuation date prior to the payment due date if the payment due date is a valuation date, or (b) the sixth valuation date prior to the payment due date if the payment due date is not a valuation date. To illustrate, if a payment due date falls on a Friday, Saturday or Sunday, the amount of the payment will normally be based upon the Annuity Unit value calculated on the preceding Friday. The preceding Friday would be the fifth valuation date prior to the Friday due date, and the sixth valuation date prior to the Saturday or Sunday due dates.

         ANNUITY UNIT VALUE The value of an Annuity Unit for each Division is established at $1.00 as of the date operations begin for that Division. The value of an Annuity Unit on any later date varies to reflect the investment experience of the Division, the Assumed Investment Rate on which the annuity rate tables are based, and the deduction for mortality rate and expense risks assumed by Northwestern Mutual.

         The Annuity Unit value for each Division on any valuation date is determined by multiplying the Annuity Unit value on the immediately preceding valuation date by two factors: (a) the net investment factor for the current period for the Division; and (b) an adjustment factor to neutralize the Assumed Investment Rate used in calculating the annuity rate tables.

         ILLUSTRATIONS OF VARIABLE ANNUITY PAYMENTS To illustrate the manner in which variable annuity payments are determined consider this example. Item (4) in the example shows the applicable monthly payment rate for a male, adjusted age 65, who has elected a life annuity Payment Plan with a certain period of 10 years with an Assumed Investment Rate of 3-1/2% (Plan 2, as described in the prospectus). The example is for a Contract with sex-distinct rates.

         (1)      Assumed number of Accumulation Units in
                  Balanced Division on maturity date........................................ 25,000

         (2)      Assumed Value of an Accumulation Unit in
                  Balanced Division at maturity............................................. $2.000000

         (3)      Cash Value of Contract at maturity, (1) X (2)............................. $50,000

         (4)      Assumed applicable monthly payment rate per
                  $1,000 from annuity rate table............................................ $5.35

         (5)      Amount of first payment from Balanced Division,
                  (3) X (4) divided by $1,000............................................... $267.50

         (6)      Assumed Value of Annuity Unit in
                  Balanced Division at maturity............................................. $1.500000

         (7)      Number of Annuity Units credited in
                  Balanced Division, (5) divided by (6)..................................... 178.33

The $50,000 value at maturity provides a first payment from the Balanced Division of $267.50, and payments thereafter of the varying dollar value of
178.33 Annuity Units. The amount of subsequent payments from the Balanced Division is determined by multiplying 178.33 units by the value of an Annuity Unit in the Balanced Division on the applicable valuation date. For example, if that unit value is $1.501000, the monthly payment from the Division will be
178.33 multiplied by $1.501000, or $267.68.

         However, the value of the Annuity Unit depends entirely on the investment performance of the Division. Thus in the example above, if the net investment rate for the following month was less than the Assumed Investment Rate of 3-1/2%, the Annuity Unit would decline in value. If the Annuity Unit value declined to $1.499000 the succeeding monthly payment would then be 178.33 X $1.499000, or $267.32.

         For the sake of simplicity the foregoing example assumes that all of the Annuity Units are in the Balanced Division. If there are Annuity Units in two or more Divisions, the annuity payment from each Division is calculated separately, in the manner illustrated, and the total monthly payment is the sum of the payments from the Divisions.

                       VALUATION OF ASSETS OF THE ACCOUNT

         The value of Portfolio or Fund shares held in each Division of the Account at the time of each valuation is the redemption value of such shares at such time. If the right to redeem shares of a Portfolio or Fund has been suspended, or payment of redemption value has been postponed, for the sole purpose of computing annuity payments the shares held in the Account (and Annuity Units) may be valued at fair value as determined in good faith by the Board of Trustees of Northwestern Mutual.

                          TRANSFERABILITY RESTRICTIONS

         Ownership of a Contract purchased as an individual retirement annuity pursuant to Section 408(b) of the Code cannot be transferred except in limited circumstances involving divorce.

                                PERFORMANCE DATA

         Standardized performance data in advertisements will show the average annual total return for each Division of the Account, according to the following formula prescribed by the Securities and Exchange Commission:

                                         P(1 + T) = ERV
                                 Where:
                           P   = a hypothetical initial payment of $1000
                           T   = average annual total return
                           n   = number of years
                           ERV = ending redeemable value of a hypothetical $1000
                                 payment made at the beginning of the 1, 5 or 10 year periods at the end of the 1, 5, or 10 year periods (or fractional portion thereof)

Average annual total return is the annual compounded rate of return that would have produced the ending surrender value under a Contract if the owner had invested in a specified Division over the stated period and investment performance had remained constant throughout the period. The calculation assumes a single $1,000 purchase payment made at the beginning of the period and surrender of the Contract at the end of the period. It reflects a deduction for all Account, Fund and Contract level charges. The $30 annual Contract fee is reflected as 0.00% of the assets based on actual fees collected divided by average assets of the sub-account. The data will assume a minimum initial purchase payment of $50,000 and the amounts will be divided by 50 to conform the presentation to the $1,000 purchase payment assumption required by the prescribed formula.

The following table shows the standardized average total return data for each Division of the Account for the period from commencement of sales on June 30, 2000 through December 31, 2000. The data are not annualized.

DIVISION                                    FROM COMMENCEMENT OF SALES ON JUNE
                                            30, 2000 THROUGH DECEMBER 31, 2000
-------------------------------------------------------------------------------
Small Cap Growth Stock                                    -11.94%
Aggressive Growth Stock                                    -8.15%
Frank Templeton International Equity                       -2.33%
Index 400 Stock                                             6.59%
Growth Stock                                               -6.47%
J.P. Morgan Select Growth                                  -5.82%
   and Income Stock
Index 500 Stock                                            -8.57%
Balanced                                                   -1.96%
High Yield Bond                                            -3.65%
Select Bond                                                 6.84%
Money Market                                                3.09%

Russell Insurance Funds
Multi-Style Equity                                         -8.41%
Aggressive Equity                                          -4.10%
Non-U.S.                                                  -10.40%
Real Estate Securities                                     13.54%
Core Bond                                                   5.91%

         Non-standardized performance data are calculated on the same basis as the standardized total return data. Non-standardized performance data may also not reflect the annual Contract fee of $30.

         The following table shows the non-standardized average total return data for each Division of the Account for the period from commencement of sales on June 30, 2000 through December 31, 2000. The data are not annualized.

DIVISION                                   FROM COMMENCEMENT OF SALES ON JUNE
                                           30, 2000 THROUGH DECEMBER 31, 2000
-----------------------------------------------------------------------------
Small Cap Growth Stock                                    -11.94%
Aggressive Growth Stock                                    -8.15%
Frank Templeton International Equity                       -2.33%
Index 400 Stock                                             6.59%
Growth Stock                                               -6.47%
J.P. Morgan Select Growth                                  -5.82%
   and Income Stock
Index 500 Stock                                            -8.57%
Balanced                                                   -1.96%
High Yield Bond                                            -3.65%
Select Bond                                                 6.84%
Money Market                                                3.09%
Russell Insurance Funds
Multi-Style Equity                                         -8.41%
Aggressive Equity                                          -4.10%
Non-U.S.                                                  -10.40%
Real Estate Securities                                     13.54%
Core Bond                                                   5.91%

         Advertisements with performance data may compare the average annualized total return figures for one or more of the Divisions to (1) the Standard & Poor's 500 Composite Stock Price Index, Wilshire

Index, 1750 Index, EAFE Index, Merrill Lynch Domestic Master Index, Lehman Brothers High Yield Intermediate Market Index or other indices measuring performance of a relevant group of securities; (2) other variable annuity separate account tracked by Lipper Analytical Services or other ratings services; or (3) the Consumer Price Index.

                                     EXPERTS

         The financial statements of the Account as of December 31, 2000 and for each of the two years in the period ended December 31, 2000 and of Northwestern Mutual as of December 31, 2000 and 1999 and for each of the three years in the period ended December 31, 2000 included in this Statement of Additional Information have been so included in reliance on the reports of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting. PricewaterhouseCoopers LLP provides audit services for the Account. The address of PricewaterhouseCoopers LLP is 100 East Wisconsin Avenue, Suite 1500, Milwaukee, Wisconsin 53202.

NML VARIABLE ANNUITY ACCOUNT B
Statement of Assets and Liabilities
December 31, 2000
(in thousands)


 ASSETS
   Investments at Market Value:
     Northwestern Mutual Series Fund, Inc.
       Small Cap Growth Stock
          88,154 shares (cost $164,778)......................    $  163,614
       Aggressive Growth Stock
          258,080 shares (cost $1,142,828)...................     1,153,876
       International Equity
          334,301 shares (cost $532,140).....................       545,914
       Index 400 Stock
          82,821 shares (cost $95,938).......................        94,748
       Growth Stock
          210,090 shares (cost $406,812).....................       518,503
       Growth and Income Stock
          300,904 shares (cost $432,099).....................       411,938
       Index 500 Stock
          406,813 shares (cost $899,706).....................     1,386,011
       Balanced
          1,306,834 shares (cost $2,067,878).................     2,658,100
       High Yield Bond
          139,387 shares (cost $139,010).....................        96,317
       Select Bond
          201,355 shares (cost $236,303).....................       232,968
       Money Market
          259,464 shares (cost $259,464).....................       259,464
     Russell Insurance Funds
       Multi-Style Equity
          5,374 shares (cost $85,615)........................        75,879
       Aggressive Equity
          2,797 shares (cost $35,794)........................        32,809
       Non-U.S
          4,247 shares (cost $54,559)........................        47,357
       Real Estate Securities
          1,894 shares (cost $18,049)........................        20,233
       Core Bond
          2,611 shares (cost $25,740)........................        26,293    $7,724,024
                                                                 ----------
   Due from Sale of Fund Shares..............................                       6,973
                                                                               ----------
            Total Assets.....................................                  $7,730,997
                                                                               ==========

 LIABILITIES
   Due to Participants.......................................                  $   12,729
   Due to Northwestern Mutual Life Insurance Company.........                       6,973
                                                                               ----------
            Total Liabilities................................                      19,702
                                                                               ----------

 EQUITY (NOTE 8)
   Contracts Issued Prior to December 17, 1981...............                     109,884
   Contracts Issued After December 16, 1981 and Prior to
     March 31, 1995..........................................                   4,373,155
   Contracts Issued On or After March 31, 1995:
     Front Load Version......................................                   1,020,259
     Back Load Version.......................................                   2,011,423
   Contracts Issued On or After March 31, 2000:
     Front Load Version......................................                      95,137
     Back Load Version.......................................                     100,074
   Contracts Issued On or After June 30, 2000:
     Fee-Based Version.......................................                       1,363
                                                                               ----------
            Total Equity.....................................                   7,711,295
                                                                               ----------
            Total Liabilities and Equity.....................                  $7,730,997
                                                                               ==========

    The Accompanying Notes are an Integral Part of the Financial Statements

NML VARIABLE ANNUITY ACCOUNT B
Statement of Operations
(in thousands)

                                                                           SMALL CAP GROWTH               AGGRESSIVE GROWTH
                                             COMBINED                      STOCK DIVISION #                 STOCK DIVISION
                                 --------------------------------    ----------------------------    ----------------------------
                                                                                     EIGHT MONTHS
                                    YEAR ENDED        YEAR ENDED      YEAR ENDED        ENDED         YEAR ENDED      YEAR ENDED
                                   DECEMBER 31,      DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                       2000              1999            2000            1999            2000            1999
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
  Dividend Income............      $   587,870        $  529,297       $  3,691        $ 1,623        $ 140,605        $ 27,399
  Annuity Rate and Expense
    Guarantees...............           89,785            79,966          1,367            114           13,947           9,338
                                   -----------        ----------       --------        -------        ---------        --------
  Net Investment Income......          498,085           449,331          2,324          1,509          126,658          18,061
                                   -----------        ----------       --------        -------        ---------        --------

REALIZED AND UNREALIZED GAIN
  ON INVESTMENTS
  Realized Gain (Loss) on
    Investments..............          531,001           206,068          3,619            152          392,026          59,354
  Unrealized Appreciation
    (Depreciation) of
    Investments During the
    Period...................       (1,208,683)          384,910        (12,343)        11,180         (468,707)        227,531
                                   -----------        ----------       --------        -------        ---------        --------
  Net Gain (Loss) on
    Investments..............         (677,682)          590,978         (8,724)        11,332          (76,681)        286,885
                                   -----------        ----------       --------        -------        ---------        --------
  Increase (Decrease) in
    Equity Derived from
    Investment Activity......      $  (179,597)       $1,040,309       $ (6,400)       $12,841        $  49,977        $304,946
                                   ===========        ==========       ========        =======        =========        ========

# The initial investment in this Division was made on April 30, 1999.

    The Accompanying Notes are an Integral Part of the Financial Statements

                                           INDEX 400
 INTERNATIONAL EQUITY DIVISION         STOCK DIVISION #            GROWTH STOCK DIVISION
-------------------------------   ---------------------------   ---------------------------
                                                 EIGHT MONTHS
     YEAR ENDED     YEAR ENDED     YEAR ENDED       ENDED        YEAR ENDED     YEAR ENDED
    DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
        2000           1999           2000           1999           2000           1999
-------------------------------------------------------------------------------------------
      $ 39,826       $ 69,655       $10,349         $  321        $ 24,138       $13,945
         6,135          5,699           604             76           5,595         4,263
      --------       --------       -------         ------        --------       -------
        33,691         63,956         9,745            245          18,543         9,682
      --------       --------       -------         ------        --------       -------

       (15,031)        78,270           100             14           4,293         2,979
       (21,692)       (44,084)       (3,008)         1,819         (42,658)       64,234
      --------       --------       -------         ------        --------       -------
       (36,723)        34,186        (2,908)         1,833         (38,365)       67,213
      --------       --------       -------         ------        --------       -------
      $ (3,032)      $ 98,142       $ 6,837         $2,078        $(19,822)      $76,895
      ========       ========       =======         ======        ========       =======

NML VARIABLE ANNUITY ACCOUNT B
Statement of Operations
(in thousands)

                                             GROWTH AND INCOME                   INDEX 500
                                              STOCK DIVISION                  STOCK DIVISION               BALANCED DIVISION
                                      -------------------------------   ---------------------------   ---------------------------
                                         YEAR ENDED       YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                        DECEMBER 31,     DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
            (CONTINUED)                     2000             1999           2000           1999           2000           1999
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
  Dividend Income..................       $ 25,735         $ 51,672      $  59,732       $ 31,626      $ 230,003       $284,717
  Annuity Rate and Expense
    Guarantees.....................          4,900            5,158         16,792         15,550         32,721         32,960
                                          --------         --------      ---------       --------      ---------       --------
  Net Investment Income............         20,835           46,514         42,940         16,076        197,282        251,757
                                          --------         --------      ---------       --------      ---------       --------

REALIZED AND UNREALIZED GAIN
  ON INVESTMENTS
  Realized Gain (Loss) on
    Investments....................         13,671            5,902         53,840         24,827         85,629         38,856
  Unrealized Appreciation
    (Depreciation) of Investments
    During the Period..............        (70,575)         (24,965)      (247,062)       206,443       (318,159)       (29,796)
                                          --------         --------      ---------       --------      ---------       --------
  Net Gain (Loss) on Investments...        (56,904)         (19,063)      (193,222)       231,270       (232,530)         9,060
                                          --------         --------      ---------       --------      ---------       --------
  Increase (Decrease) in Equity
    Derived from Investment
    Activity.......................       $(36,069)        $ 27,451      $(150,282)      $247,346      $ (35,248)      $260,817
                                          ========         ========      =========       ========      =========       ========

# The initial investment in this Division was made on April 30, 1999.

    The Accompanying Notes are an Integral Part of the Financial Statements

     HIGH YIELD BOND DIVISION        SELECT BOND DIVISION          MONEY MARKET DIVISION
    ---------------------------   ---------------------------   ---------------------------
     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
    DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
        2000           1999           2000           1999           2000           1999
-------------------------------------------------------------------------------------------
      $ 11,420       $ 13,571       $15,508        $ 20,187       $15,604        $11,719
         1,099          1,319         2,429           2,641         2,585          2,547
      --------       --------       -------        --------       -------        -------
        10,321         12,252        13,079          17,546        13,019          9,172
      --------       --------       -------        --------       -------        -------

        (6,182)        (4,630)       (1,292)            294            --             --
        (9,974)        (9,614)        7,685         (22,857)           --             --
      --------       --------       -------        --------       -------        -------
       (16,156)       (14,244)        6,393         (22,563)           --             --
      --------       --------       -------        --------       -------        -------
      $ (5,835)      $ (1,992)      $19,472        $ (5,017)      $13,019        $ 9,172
      ========       ========       =======        ========       =======        =======

NML VARIABLE ANNUITY ACCOUNT B
Statement of Operations
(in thousands)

                                                                    RUSSELL                                   RUSSELL
                                                         MULTI-STYLE EQUITY DIVISION #             AGGRESSIVE EQUITY DIVISION #
                                                      -----------------------------------         -------------------------------
                                                                             EIGHT MONTHS                            EIGHT MONTHS
                                                         YEAR ENDED             ENDED              YEAR ENDED           ENDED
                                                        DECEMBER 31,         DECEMBER 31,         DECEMBER 31,       DECEMBER 31,
                  (CONTINUED)                               2000                 1999                 2000               1999
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
  Dividend Income..............................           $  2,665              $1,443              $ 3,500             $   64
  Annuity Rate and Expense Guarantees..........                675                 135                  270                 48
                                                          --------              ------              -------             ------
  Net Investment Income........................              1,990               1,308                3,230                 16
                                                          --------              ------              -------             ------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
  Realized Gain (Loss) on Investments..........                (50)                 --                  133                (17)
  Unrealized Appreciation (Depreciation) of
    Investments During the Period..............            (11,517)              1,788               (4,205)             1,221
                                                          --------              ------              -------             ------
  Net Gain (Loss) on Investments...............            (11,567)              1,788               (4,072)             1,204
                                                          --------              ------              -------             ------
  Increase (Decrease) in Equity Derived from
    Investment Activity........................           $ (9,577)             $3,096              $  (842)            $1,220
                                                          ========              ======              =======             ======

# The initial investment in this Division was made on April 30, 1999.

    The Accompanying Notes are an Integral Part of the Financial Statements

            RUSSELL                            RUSSELL                          RUSSELL
      NON-U.S. DIVISION #         REAL ESTATE SECURITIES DIVISION #      CORE BOND DIVISION #
-------------------------------   ---------------------------------   ---------------------------
                   EIGHT MONTHS                      EIGHT MONTHS                    EIGHT MONTHS
     YEAR ENDED       ENDED         YEAR ENDED           ENDED         YEAR ENDED       ENDED
    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,      DECEMBER 31,     DECEMBER 31,   DECEMBER 31,
        2000           1999            2000              1999             2000           1999
-------------------------------------------------------------------------------------------------
      $ 3,346         $  604          $  643             $ 249           $1,105         $ 502
          380             60             109                22              177            36
      -------         ------          ------             -----           ------         -----
        2,966            544             534               227              928           466
      -------         ------          ------             -----           ------         -----

          361            130             (67)              (62)             (49)           (1)
       (9,905)         2,706           2,416              (231)           1,021          (465)
      -------         ------          ------             -----           ------         -----
       (9,544)         2,836           2,349              (293)             972          (466)
      -------         ------          ------             -----           ------         -----
      $(6,578)        $3,380          $2,883             $ (66)          $1,900         $  --
      =======         ======          ======             =====           ======         =====

NML VARIABLE ANNUITY ACCOUNT B
Statement of Changes in Equity
(in thousands)

                                                                                                        SMALL CAP GROWTH
                                                                          COMBINED                      STOCK DIVISION #
                                                                ----------------------------      ----------------------------
                                                                                                                  EIGHT MONTHS
                                                                 YEAR ENDED      YEAR ENDED        YEAR ENDED        ENDED
                                                                DECEMBER 31,    DECEMBER 31,      DECEMBER 31,    DECEMBER 31,
                                                                    2000            1999              2000            1999
------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
  Net Investment Income.....................................    $   498,085     $   449,331         $  2,324        $ 1,509
  Net Realized Gain (Loss)..................................        531,001         206,068            3,619            152
  Net Change in Unrealized Appreciation (Depreciation)......     (1,208,683)        384,910          (12,343)        11,180
                                                                -----------     -----------         --------        -------
Increase (Decrease) in Equity...............................       (179,597)      1,040,309           (6,400)        12,841
                                                                -----------     -----------         --------        -------

EQUITY TRANSACTIONS
  Contract Owners' Net Payments.............................        763,315         836,316           41,860          5,800
  Annuity Payments..........................................        (15,901)        (14,043)             (79)            (3)
  Surrenders and Other (net)................................       (602,624)       (478,867)          (8,323)          (366)
  Transfers from Other Divisions or Sponsor.................      5,800,223       1,766,343          155,807         38,489
  Transfers to Other Divisions or Sponsor...................     (5,822,543)     (1,783,287)         (67,957)        (7,980)
                                                                -----------     -----------         --------        -------
Increase (Decrease) in Equity Derived from Equity
  Transactions..............................................        122,470         326,462          121,308         35,940
                                                                -----------     -----------         --------        -------
Net Increase (Decrease) in Equity...........................        (57,127)      1,366,771          114,908         48,781

EQUITY
  Beginning of Period.......................................      7,768,422       6,401,651           48,781             --
                                                                -----------     -----------         --------        -------
  End of Period.............................................    $ 7,711,295     $ 7,768,422         $163,689        $48,781
                                                                ===========     ===========         ========        =======

# The initial investment in this Division was made on April 30, 1999.

    The Accompanying Notes are an Integral Part of the Financial Statements

       AGGRESSIVE GROWTH                                                   INDEX 400
        STOCK DIVISION            INTERNATIONAL EQUITY DIVISION        STOCK DIVISION #            GROWTH STOCK DIVISION
-------------------------------   -----------------------------   ---------------------------   ---------------------------
                                                                                 EIGHT MONTHS
     YEAR ENDED     YEAR ENDED     YEAR ENDED      YEAR ENDED      YEAR ENDED       ENDED        YEAR ENDED     YEAR ENDED
    DECEMBER 31,   DECEMBER 31,   DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
        2000           1999           2000            1999            2000           1999           2000           1999
---------------------------------------------------------------------------------------------------------------------------
     $  126,658     $   18,061     $    33,691      $  63,956       $  9,745       $   245        $ 18,543       $  9,682
        392,026         59,354         (15,031)        78,270            100            14           4,293          2,979
       (468,707)       227,531         (21,692)       (44,084)        (3,008)        1,819         (42,658)        64,234
     ----------     ----------     -----------      ---------       --------       -------        --------       --------
         49,977        304,946          (3,032)        98,142          6,837         2,078         (19,822)        76,895
     ----------     ----------     -----------      ---------       --------       -------        --------       --------

         87,923         62,382          48,082         39,987         21,757         7,316          64,224         65,324
         (1,116)          (673)           (752)          (630)           (63)           (7)           (795)          (572)
        (83,859)       (58,870)        (36,035)       (33,344)        (2,828)         (323)        (31,980)       (23,057)
        974,210         64,476       1,444,860        396,413         68,567        19,597         118,575        111,147
       (908,583)      (155,561)     (1,446,763)      (449,369)       (23,868)       (4,217)        (82,437)       (59,550)
     ----------     ----------     -----------      ---------       --------       -------        --------       --------
         68,575        (88,246)          9,392        (46,943)        63,565        22,366          67,587         93,292
     ----------     ----------     -----------      ---------       --------       -------        --------       --------
        118,552        216,700           6,360         51,199         70,402        24,444          47,765        170,187

      1,033,918        817,218         539,182        487,983         24,444            --         470,433        300,246
     ----------     ----------     -----------      ---------       --------       -------        --------       --------
     $1,152,470     $1,033,918     $   545,542      $ 539,182       $ 94,846       $24,444        $518,198       $470,433
     ==========     ==========     ===========      =========       ========       =======        ========       ========

NML VARIABLE ANNUITY ACCOUNT B
Statement of Changes in Equity
(in thousands)

                                                                     GROWTH AND INCOME                     INDEX 500
                                                                       STOCK DIVISION                    STOCK DIVISION
                                                                ----------------------------      ----------------------------
                                                                 YEAR ENDED      YEAR ENDED        YEAR ENDED      YEAR ENDED
                                                                DECEMBER 31,    DECEMBER 31,      DECEMBER 31,    DECEMBER 31,
(CONTINUED)                                                         2000            1999              2000            1999
------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
  Net Investment Income.....................................      $ 20,835        $ 46,514         $   42,940      $   16,076
  Net Realized Gain (Loss)..................................        13,671           5,902             53,840          24,827
  Net Change in Unrealized Appreciation (Depreciation)......       (70,575)        (24,965)          (247,062)        206,443
                                                                  --------        --------         ----------      ----------
Increase (Decrease) in Equity...............................       (36,069)         27,451           (150,282)        247,346
                                                                  --------        --------         ----------      ----------

EQUITY TRANSACTIONS
  Contract Owners' Net Payments.............................        38,724          59,687            128,144         167,133
  Annuity Payments..........................................          (898)           (868)            (3,015)         (2,567)
  Surrenders and Other (net)................................       (33,663)        (27,142)          (106,598)        (85,802)
  Transfers from Other Divisions or Sponsor.................        46,036          73,083            177,597         223,692
  Transfers to Other Divisions or Sponsor...................       (83,776)        (74,859)          (212,576)       (169,952)
                                                                  --------        --------         ----------      ----------
Increase (Decrease) in Equity Derived from Equity
  Transactions..............................................       (33,577)         29,901            (16,448)        132,504
                                                                  --------        --------         ----------      ----------
Net Increase (Decrease) in Equity...........................       (69,646)         57,352           (166,730)        379,850

EQUITY
  Beginning of Period.......................................       480,677         423,325          1,550,820       1,170,970
                                                                  --------        --------         ----------      ----------
  End of Period.............................................      $411,031        $480,677         $1,384,090      $1,550,820
                                                                  ========        ========         ==========      ==========

# The initial investment in this Division was made on April 30, 1999.

    The Accompanying Notes are an Integral Part of the Financial Statements

       BALANCED DIVISION           HIGH YIELD BOND DIVISION        SELECT BOND DIVISION          MONEY MARKET DIVISION
-------------------------------   ---------------------------   ---------------------------   ---------------------------
     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
    DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
        2000           1999           2000           1999           2000           1999           2000           1999
-------------------------------------------------------------------------------------------------------------------------
     $  197,282     $  251,757      $ 10,321       $ 12,252       $ 13,079       $ 17,546     $    13,019     $   9,172
         85,629         38,856        (6,182)        (4,630)        (1,292)           294              --            --
       (318,159)       (29,796)       (9,974)        (9,614)         7,685        (22,857)             --            --
     ----------     ----------      --------       --------       --------       --------     -----------     ---------
        (35,248)       260,817        (5,835)        (1,992)        19,472         (5,017)         13,019         9,172
     ----------     ----------      --------       --------       --------       --------     -----------     ---------

        152,600        228,829        10,736         14,760         19,043         27,862          90,968       122,518
         (7,692)        (7,284)         (278)          (308)          (611)          (729)           (272)         (359)
       (219,457)      (176,628)       (7,783)        (8,909)       (17,930)       (17,847)        (43,752)      (46,116)
         98,806        130,806        15,942         17,472         30,876         38,916       2,492,418       568,077
       (214,239)      (181,406)      (31,340)       (42,377)       (49,420)       (50,320)     (2,582,473)     (570,187)
     ----------     ----------      --------       --------       --------       --------     -----------     ---------
       (189,982)        (5,683)      (12,723)       (19,362)       (18,042)        (2,118)        (43,111)       73,933
     ----------     ----------      --------       --------       --------       --------     -----------     ---------
       (225,230)       255,134       (18,558)       (21,354)         1,430         (7,135)        (30,092)       83,105

      2,876,831      2,621,697       115,015        136,369        231,122        238,257         288,691       205,586
     ----------     ----------      --------       --------       --------       --------     -----------     ---------
     $2,651,601     $2,876,831      $ 96,457       $115,015       $232,552       $231,122     $   258,599     $ 288,691
     ==========     ==========      ========       ========       ========       ========     ===========     =========

NML VARIABLE ANNUITY ACCOUNT B
Statement of Changes in Equity
(in thousands)

                                                                    RUSSELL MULTI-STYLE                RUSSELL AGGRESSIVE
                                                                     EQUITY DIVISION #                 EQUITY DIVISION #
                                                                ----------------------------      ----------------------------
                                                                                EIGHT MONTHS                      EIGHT MONTHS
                                                                 YEAR ENDED        ENDED           YEAR ENDED        ENDED
                                                                DECEMBER 31,    DECEMBER 31,      DECEMBER 31,    DECEMBER 31,
(CONTINUED)                                                         2000            1999              2000            1999
------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
  Net Investment Income.....................................      $  1,990        $ 1,308           $  3,230        $    16
  Net Realized Gain (Loss)..................................           (50)            --                133            (17)
  Net Change in Unrealized Appreciation (Depreciation)......       (11,517)         1,788             (4,205)         1,221
                                                                  --------        -------           --------        -------
Increase (Decrease) in Equity...............................        (9,577)         3,096               (842)         1,220
                                                                  --------        -------           --------        -------

EQUITY TRANSACTIONS
  Contract Owners' Net Payments                                     24,164         16,904              8,268          4,683
  Annuity Payments..........................................          (152)           (24)               (31)            (3)
  Surrenders and Other (net)................................        (3,803)          (279)            (2,222)           (12)
  Transfers from Other Divisions or Sponsor.................        49,518         33,711             22,808         11,989
  Transfers to Other Divisions or Sponsor...................       (33,333)        (4,479)           (11,664)        (1,531)
                                                                  --------        -------           --------        -------
Increase (Decrease) in Equity Derived from Equity
  Transactions..............................................        36,394         45,833             17,159         15,126
                                                                  --------        -------           --------        -------
Net Increase (Decrease) in Equity...........................        26,817         48,929             16,317         16,346

EQUITY
  Beginning of Period.......................................        48,929             --             16,346             --
                                                                  --------        -------           --------        -------
  End of Period.............................................      $ 75,746        $48,929           $ 32,663        $16,346
                                                                  ========        =======           ========        =======

# The initial investment in this Division was made on April 30, 1999.

    The Accompanying Notes are an Integral Part of the Financial Statements

            RUSSELL                            RUSSELL                          RUSSELL
      NON-U.S. DIVISION #         REAL ESTATE SECURITIES DIVISION #      CORE BOND DIVISION #
-------------------------------   ---------------------------------   ---------------------------
                   EIGHT MONTHS                      EIGHT MONTHS                    EIGHT MONTHS
     YEAR ENDED       ENDED         YEAR ENDED           ENDED         YEAR ENDED       ENDED
    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,      DECEMBER 31,     DECEMBER 31,   DECEMBER 31,
        2000           1999            2000              1999             2000           1999
-------------------------------------------------------------------------------------------------
      $  2,966       $   544          $   534           $   227         $    928       $   466
           361           130              (67)              (62)             (49)           (1)
        (9,905)        2,706            2,416              (231)           1,021          (465)
      --------       -------          -------           -------         --------       -------
        (6,578)        3,380            2,883               (66)           1,900            --
      --------       -------          -------           -------         --------       -------

        14,890         5,356            4,410             2,060            7,522         5,715
           (64)           (6)             (18)               (2)             (65)           (8)
        (2,510)            8             (745)              (96)          (1,136)          (84)
        68,016        21,654           16,361             6,530           19,826        10,291
       (49,312)       (7,493)          (9,332)           (1,760)         (15,470)       (2,246)
      --------       -------          -------           -------         --------       -------
        31,020        19,519           10,676             6,732           10,677        13,668
      --------       -------          -------           -------         --------       -------
        24,442        22,899           13,559             6,666           12,577        13,668

        22,899            --            6,666                --           13,668            --
      --------       -------          -------           -------         --------       -------
      $ 47,341       $22,899          $20,225           $ 6,666         $ 26,245       $13,668
      ========       =======          =======           =======         ========       =======

NML VARIABLE ANNUITY ACCOUNT B
Notes to Financial Statements
December 31, 2000

NOTE 1 -- NML Variable Annuity Account B (the "Account") is registered as a unit investment trust under the Investment Company Act of 1940 and is a segregated asset account of The Northwestern Mutual Life Insurance Company ("Northwestern Mutual" or "Sponsor") used to fund variable annuity contracts ("contracts") for tax-deferred annuities, individual retirement annuities and non-qualified plans. Three versions of the contract are offered: Front Load contracts with a sales charge up to 4.5% of purchase payments; Back Load contracts with a withdrawal charge of 0-8%; and Fee-Based contracts with no sales or withdrawal charges.

NOTE 2 -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Principal accounting policies are summarized below.

NOTE 3 -- All assets of each Division of the Account are invested in shares of the corresponding Portfolio of Northwestern Mutual Series Fund, Inc. and the Russell Insurance Funds (collectively known as "the Funds"). The shares are valued at the Funds' offering and redemption prices per share.

The Funds are open-end investment companies registered under the Investment Company Act of 1940.

NOTE 4 -- Annuity reserves are based on published annuity tables with age adjustment and benefit payments which reflect actual investment experience. For variable payment plans issued prior to January 1, 1974, annuity reserves are based on the 1955 American Annuity Table with assumed interest rates of 3% or 5%. For variable payment plans issued on or after January 1, 1974 and before January 1, 1985, annuity reserves are based on the 1971 Individual Annuity Table with assumed interest rates of 3 1/2% or 5%. For variable payment plans issued on or after January 1, 1985, annuity reserves are based on the 1983 Table a with assumed interest rates of 3 1/2% or 5%.

NOTE 5 -- Dividend income from the Funds is recorded on the record date of the dividends. Transactions in Funds shares are accounted for on the trade date. The basis for determining cost on sale of Fund shares is identified cost. Purchases and sales of the Funds shares for the year ended December 31, 2000 by each Division are shown below:

       DIVISIONS:           PURCHASES          SALES
       ----------           ---------          -----
Small Cap Growth Stock
  Division..............  $  132,198,567   $    8,642,897
Aggressive Growth Stock
  Division..............     920,478,530      724,776,464
International Equity
  Division..............   1,354,938,345    1,312,117,703
Index 400 Stock
  Division..............      73,675,224          465,194
Growth Stock Division...      92,576,585        7,066,863
Growth & Income Stock
  Division..............      33,079,941       45,594,353
Index 500 Stock
  Division..............     100,109,239       74,045,906
Balanced Division.......     240,449,213      231,889,097
High Yield Bond
  Division..............      14,193,412       16,597,629
Select Bond Division....      22,818,123       27,582,132
Money Market Division...   2,002,285,377    2,031,761,203
Russell Multi Style
  Equity Division.......      40,869,792        2,352,495
Russell Aggressive
  Equity Division.......      22,351,774        1,823,213
Russell Non-US
  Division..............      46,001,481       12,000,185
Russell Real Estate
  Securities Division...      13,259,866        2,041,726
Russell Core Bond
  Division..............      13,336,479        1,683,210

NOTE 6 -- A deduction for annuity rate and expense guarantees is determined daily and paid to Northwestern Mutual as compensation for assuming the risk that annuity payments will continue for longer periods than anticipated because the annuitants as a group live longer than expected, and the risk that the charges made by Northwestern Mutual may be insufficient to cover the actual costs incurred in connection with the contracts.

For contracts issued on or after June 30, 2000, for the Fee-Based version the deduction for annuity rate and expense guarantees is determined daily at an annual rate of 0.35% of the net assets of each Division attributable to those contract and is paid to Northwestern Mutual. For those contracts, the rate may be increased by the Board of Trustees of Northwestern Mutual not to exceed 3/4 of 1%. The current charges will not be increased for five years from the date of the most recent prospectus.

For contracts issued on or after March 31, 2000, for the Front Load version and the Back Load version, the deduction for annuity rate and expense guarantees is determined daily at annual rates of 5/10 of 1% and 1 1/4%, respectively, of the net assets of each Division attributable to those contracts and is paid to Northwestern Mutual. For those contracts, the rates may be increased or decreased by the Board of Trustees of Northwestern Mutual not to exceed 3/4 of 1% and 1 1/2% annual rates, respectively. The current charges will not be increased for five years from the date of the most recent prospectus.

For contracts issued on or after March 31, 1995, for the Front Load version and the Back Load version, the deduction for annuity rate and expense guarantees is determined daily at annual rates of 4/10 of 1% and 1 1/4%, respectively, of the net assets of each Division attributable to these contracts and is paid to Northwestern Mutual. For these contracts, the rates may be increased or decreased by the Board of Trustees of Northwestern Mutual not to exceed 3/4 of 1% and 1 1/2% annual rates, respectively.

For contracts issued after December 16, 1981 and prior to March 31, 1995, the deduction is at an annual rate of 1 1/4% of the net assets of each Division attributable to these contracts. For these contracts, the rate may be increased or decreased by the Board of Trustees of Northwestern Mutual not to exceed a
 1/2% annual rate.

For contracts issued prior to December 17, 1981, the deduction is at an annual rate of 3/4 of 1% of the net assets of each Division attributable to these contracts. For these contracts, the rate may be increased or decreased by the Board of Trustees of Northwestern Mutual Life not to exceed a 1% annual rate.

Since 1995, Northwestern Mutual has paid a dividend to certain contracts. The dividend is re-invested in the Account and has been reflected as a Contract Owners' Net Deposit in the accompanying financial statements.

NOTE 7 -- Northwestern Mutual is taxed as a "life insurance company" under the Internal Revenue Code and the operations of the Account form a part of and are taxed with those of Northwestern Mutual. Under current law, no federal income taxes are payable with respect to the Account. Accordingly, no provision for any such liability has been made.

NML VARIABLE ANNUITY ACCOUNT B
Notes to Financial Statements
December 31, 2000
(in thousands)

NOTE 8 -- Equity Values by Division are shown below:

                                                                         CONTRACTS ISSUED:
                                        ------------------------------------------------------------------------------------
                                                                                          AFTER DECEMBER 16, 1981 AND
                                              PRIOR TO DECEMBER 17, 1981                    PRIOR TO MARCH 31, 1995
                                        ---------------------------------------    -----------------------------------------
                                        ACCUMULATION       UNITS                   ACCUMULATION       UNITS
              DIVISION                   UNIT VALUE     OUTSTANDING     EQUITY      UNIT VALUE     OUTSTANDING      EQUITY
 ---------------------------------------------------------------------------------------------------------------------------
 Small Cap Growth Stock.............     $1.961375           403       $    790     $1.945087         34,272      $   66,662
 Aggressive Growth Stock............      5.986044         1,013          6,065      5.691856        118,818         676,295
 International Equity...............      2.339241         1,337          3,128      2.251266        136,786         307,942
 Index 400 Stock....................      1.306094           361            471      1.295242         26,410          34,207
 Growth Stock.......................      2.999890           677          2,032      2.901600         71,407         207,195
 Growth and Income..................      2.401649           566          1,360      2.322995         71,781         166,747
 Index 500 Stock....................      4.661278         9,314         43,414      4.432423        152,125         674,302
 Balanced...........................      8.101847         4,691         38,007      7.368231        253,369       1,866,922
 High Yield Bond....................      1.480422           111            164      1.431888         20,853          29,859
 Select Bond........................      8.375729           744          6,234      7.615016         14,470         110,189
 Money Market.......................      2.919232         1,002          2,924      2.654580         38,916         103,306
 Russell Multi-Style Equity.........      0.932346           148            138      0.924598         22,597          20,893
 Russell Aggressive Equity..........      1.088117           231            251      1.079072         10,041          10,835
 Russell Non-U.S....................      1.059216            95            101      1.050412         14,090          14,800
 Russell Real Estate Securities.....      1.165389             6              7      1.155691          5,200           6,010
 Russell Core Bond..................      1.077032             2              2      1.068073          4,950           5,286
                                                                       --------                                   ----------
   Equity...........................                                    105,088                                    4,301,450
   Annuity Reserves.................                                      4,796                                       71,705
                                                                       --------                                   ----------
   Total Equity.....................                                   $109,884                                   $4,373,155
                                                                       ========                                   ==========

                                                                         CONTRACTS ISSUED:
                                       --------------------------------------------------------------------------------------
                                              ON OR AFTER MARCH 31, 1995                   ON OR AFTER MARCH 31, 1995
                                                  FRONT LOAD VERSION                            BACK LOAD VERSION
                                       -----------------------------------------    -----------------------------------------
                                       ACCUMULATION       UNITS                     ACCUMULATION       UNITS
              DIVISION                  UNIT VALUE     OUTSTANDING      EQUITY       UNIT VALUE     OUTSTANDING      EQUITY
 ----------------------------------------------------------------------------------------------------------------------------
 Small Cap Growth Stock............     $1.972747        16,125       $   31,811     $1.945087        24,930       $   48,491
 Aggressive Growth Stock...........      2.815081        43,573          122,662      5.691856        55,935          318,372
 International Equity..............      1.940943        36,295           70,447      2.251266        65,230          146,850
 Index 400 Stock...................      1.313674        14,867           19,531      1.295242        22,153           28,693
 Growth Stock......................      2.814641        33,454           94,161      2.901600        65,153          189,048
 Growth and Income Stock...........      2.252648        32,089           72,286      2.322995        67,400          156,570
 Index 500 Stock...................      2.842665        65,635          186,580      4.432423        97,164          430,672
 Balanced..........................      2.105871        97,628          205,590      7.368231        60,157          443,249
 High Yield Bond...................      1.409248        15,642           22,044      1.431888        28,262           40,468
 Select Bond.......................      1.461268        28,493           41,636      7.615016         8,459           64,413
 Money Market......................      1.333271        58,572           78,093      2.654580        20,230           53,703
 Russell Multi-Style Equity........      0.937760        25,693           24,094      0.924598        24,592           22,738
 Russell Aggressive Equity.........      1.094433         8,881            9,720      1.079072         8,228            8,879
 Russell Non-U.S...................      1.065355        13,439           14,317      1.050412        11,778           12,372
 Russell Real Estate Securities....      1.172137         5,029            5,895      1.155691         4,955            5,726
 Russell Core Bond.................      1.083276         9,765           10,579      1.068073         6,770            7,231
                                                                      ----------                                   ----------
   Equity..........................                                    1,009,446                                    1,977,475
   Annuity Reserves................                                       10,813                                       33,948
                                                                      ----------                                   ----------
   Total Equity....................                                   $1,020,259                                   $2,011,423
                                                                      ==========                                   ==========

NML VARIABLE ANNUITY ACCOUNT B
Notes to Financial Statements
December 31, 2000
(in thousands)

                                                                           CONTRACTS ISSUED:
                                           ---------------------------------------------------------------------------------
                                                 ON OR AFTER MARCH 31, 2000                ON OR AFTER MARCH 31, 2000
                                                     FRONT LOAD VERSION                         BACK LOAD VERSION
                                           --------------------------------------    ---------------------------------------
                                           ACCUMULATION       UNITS                  ACCUMULATION       UNITS
                DIVISION                    UNIT VALUE     OUTSTANDING    EQUITY      UNIT VALUE     OUTSTANDING     EQUITY
 ---------------------------------------------------------------------------------------------------------------------------
 Small Cap Growth Stock................     $0.904342         7,317       $ 6,617      1.945087         4,278       $  8,321
 Aggressive Growth Stock...............      0.901909        10,356         9,341      5.691856         2,023         11,515
 International Equity..................      0.995643         5,686         5,661      2.251266         2,538          5,714
 Index 400 Stock.......................      1.035589         4,844         5,016      1.295242         4,693          6,079
 Growth Stock..........................      0.916924         8,815         8,083      2.901600         3,640         10,561
 Growth and Income Stock...............      0.887072         3,883         3,445      2.322995         1,644          3,819
 Index 500 Stock.......................      0.888477        15,753        13,996      4.432423         3,226         14,300
 Balanced..............................      0.973123        17,720        17,244      7.368231         2,560         18,861
 High Yield Bond.......................      0.963375         1,352         1,303      1.431888           681            975
 Select Bond...........................      1.078901         3,378         3,645      7.615016           267          2,033
 Money Market..........................      1.044325        10,539        11,006      2.654580         2,855          7,579
 Russell Multi-Style Equity............      0.880119         3,416         3,007      0.924598         3,280          3,033
 Russell Aggressive Equity.............      0.930436         1,645         1,531      1.079072           963          1,039
 Russell Non-U.S.......................      0.850723         3,081         2,621      1.050412         2,126          2,233
 Russell Real Estate Securities........      1.240862           971         1,205      1.155691           890          1,029
 Russell Core Bond.....................      1.074705         1,207         1,296      1.068073         1,019          1,088
                                                                          -------                                   --------
   Equity..............................                                    95,017                                     98,179
   Annuity Reserves....................                                       120                                      1,895
                                                                          -------                                   --------
   Total Equity........................                                   $95,137                                   $100,074
                                                                          =======                                   ========

                                                                           CONTRACTS ISSUED:
                                                                 -------------------------------------
                                                                       ON OR AFTER JUNE 30, 2000
                                                                           FEE-BASED VERSION
                                                                 -------------------------------------
                                                                 ACCUMULATION       UNITS
                           DIVISION                               UNIT VALUE     OUTSTANDING    EQUITY
 -----------------------------------------------------------------------------------------------------
 Small Cap Growth Stock......................................     $0.880602           44        $   38
 Aggressive Growth Stock.....................................      0.918539          134           123
 International Equity........................................      0.976718          142           139
 Index 400 Stock.............................................      1.065915           17            18
 Growth Stock................................................      0.935336          228           214
 Growth and Income Stock.....................................      0.941839          239           225
 Index 500 Stock.............................................      0.914261          134           123
 Balanced....................................................      0.980424          300           294
 High Yield Bond.............................................      0.963530            7             7
 Select Bond.................................................      1.068433           10            11
 Money Market................................................      1.030926           --            --
 Russell Multi-Style Equity..................................      0.915914           44            41
 Russell Aggressive Equity...................................      0.958987           15            14
 Russell Non-U.S.............................................      0.895980           84            75
 Russell Real Estate Securities..............................      1.135388            6             7
 Russell Core Bond...........................................      1.059056           32            34
                                                                                                ------
   Equity....................................................                                    1,363
   Annuity Reserves..........................................                                       --
                                                                                                ------
   Total Equity..............................................                                   $1,363
                                                                                                ======

[PRICEWATERHOUSECOOPERS LLP - LETTERHEAD]

Report of Independent Accountants

To The Northwestern Mutual Life Insurance Company and
Contract Owners of NML Variable Annuity Account B

In our opinion, the accompanying combined statement of assets and liabilities and the related combined and separate statements of operations and of changes in equity present fairly, in all material respects, the financial position of NML Variable Annuity Account B and the Small Cap Growth Stock Division, Aggressive Growth Stock Division, International Equity Division, Index 400 Stock Division, Growth Stock Division, Growth & Income Stock Division, Index 500 Stock Division, Balanced Division, High Yield Bond Division, Select Bond Division, Money Market Division, Russell Multi-Style Equity Division, Russell Aggressive Equity Division, Russell Non-U.S. Division, Russell Real Estate Securities Division and Russell Core Bond Division thereof at December 31, 2000, and the results of each of their operations and the changes in each of their equity for the year then ended and for the year or period ended December 31, 1999, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of The Northwestern Mutual Life Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included direct confirmation of the number of shares owned at December 31, 2000 with Northwestern Mutual Series Fund, Inc., and the Russell Insurance Funds, provide a reasonable basis for our opinion.

[PRICEWATERHOUSECOOPERS LLP]
Milwaukee, Wisconsin
January 26, 2001

THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY
Consolidated Statement of Financial Position
(in millions)

The following financial statement of Northwestern Mutual should be considered only as bearing upon the ability of Northwestern Mutual to meet its obligations under the Policies.

                                                                   DECEMBER 31,
                                                                ------------------
                                                                 2000       1999
----------------------------------------------------------------------------------
ASSETS
  Bonds.....................................................    $40,607    $36,792
  Common and preferred stocks...............................      6,216      7,108
  Mortgage loans............................................     14,431     13,416
  Real estate...............................................      1,627      1,666
  Policy loans..............................................      8,504      7,938
  Other investments.........................................      4,508      3,443
  Cash and temporary investments............................      1,217      1,159
                                                                -------    -------
     TOTAL INVESTMENTS......................................     77,110     71,522
  Due and accrued investment income.........................      1,008        893
  Deferred premium and other assets.........................      1,510      1,409
  Separate account assets...................................     12,497     12,161
                                                                -------    -------
     TOTAL ASSETS...........................................    $92,125    $85,985
                                                                =======    =======

LIABILITIES AND SURPLUS
  Reserves for policy benefits..............................    $62,816    $57,992
  Policyowner dividends payable.............................      3,350      3,100
  Interest maintenance reserve..............................        378        491
  Asset valuation reserve...................................      2,298      2,371
  Income taxes payable......................................      1,228      1,192
  Other liabilities.........................................      3,662      3,609
  Separate account liabilities..............................     12,497     12,161
                                                                -------    -------
     TOTAL LIABILITIES......................................     86,229     80,916
  Surplus...................................................      5,896      5,069
                                                                -------    -------
     TOTAL LIABILITIES AND SURPLUS..........................    $92,125    $85,985
                                                                =======    =======

   The Accompanying Notes are an Integral Part of these Financial Statements

THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY
Consolidated Statement of Operations
(in millions)

                                                                     FOR THE YEAR ENDED
                                                                        DECEMBER 31,
                                                                -----------------------------
                                                                 2000       1999       1998
---------------------------------------------------------------------------------------------
REVENUE
  Premiums..................................................    $ 8,925    $ 8,344    $ 8,021
  Net investment income.....................................      5,339      4,766      4,536
  Other income..............................................      1,118        970        922
                                                                -------    -------    -------
      TOTAL REVENUE.........................................     15,382     14,080     13,479
                                                                -------    -------    -------

BENEFITS AND EXPENSES
  Benefit payments to policyowners and beneficiaries........      4,541      4,023      3,602
  Net additions to policy benefit reserves..................      4,815      4,469      4,521
  Net transfers to separate accounts........................        469        516        564
                                                                -------    -------    -------
      TOTAL BENEFITS........................................      9,825      9,008      8,687
  Operating expenses........................................      1,416      1,287      1,297
                                                                -------    -------    -------
      TOTAL BENEFITS AND EXPENSES...........................     11,241     10,295      9,984
                                                                -------    -------    -------
      GAIN FROM OPERATIONS BEFORE DIVIDENDS AND TAXES.......      4,141      3,785      3,495
Policyowner dividends.......................................      3,334      3,091      2,869
                                                                -------    -------    -------
      GAIN FROM OPERATIONS BEFORE TAXES.....................        807        694        626
Income tax expense..........................................        125        203        301
                                                                -------    -------    -------
      NET GAIN FROM OPERATIONS..............................        682        491        325
Net realized capital gains..................................      1,147        846        484
                                                                -------    -------    -------
      NET INCOME............................................    $ 1,829    $ 1,337    $   809
                                                                =======    =======    =======

   The Accompanying Notes are an Integral Part of these Financial Statements.

THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY
Consolidated Statement of Changes in Surplus
(in millions)

                                                                    FOR THE YEAR ENDED
                                                                       DECEMBER 31,
                                                                ---------------------------
                                                                 2000       1999      1998
-------------------------------------------------------------------------------------------
Beginning of Year Balance...................................    $ 5,069    $4,741    $4,101
    Net income..............................................      1,829     1,337       809
    (Decrease) increase in net unrealized gains.............     (1,043)      213      (147)
    Decrease (increase) in asset valuation reserve..........         73      (377)      (20)
    Charge-off of goodwill (Note 7).........................        (12)     (842)       --
    Other, net..............................................        (20)       (3)       (2)
                                                                -------    ------    ------
    NET INCREASE IN SURPLUS.................................        827       328       640
                                                                -------    ------    ------
End of Year Balance.........................................    $ 5,896    $5,069    $4,741
                                                                =======    ======    ======

   The Accompanying Notes are an Integral Part of these Financial Statements.

THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY
Consolidated Statement of Cash Flows
(in millions)

                                                                 FOR THE YEAR ENDED DECEMBER 31,
                                                                ---------------------------------
                                                                 2000         1999         1998
-------------------------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES
  Insurance and annuity premiums............................    $ 7,051      $ 6,585      $ 6,405
  Investment income received................................      5,000        4,476        4,216
  Disbursement of policy loans, net of repayments...........       (566)        (358)        (416)
  Benefits paid to policyowners and beneficiaries...........     (4,739)      (4,199)      (3,740)
  Net transfers to separate accounts........................       (469)        (516)        (564)
  Operating expenses and taxes..............................     (1,845)      (1,699)      (1,749)
  Other, net................................................        224          (56)         (83)
                                                                -------      -------      -------
       NET CASH PROVIDED BY OPERATING ACTIVITIES............      4,656        4,233        4,069
                                                                -------      -------      -------

CASH FLOWS FROM INVESTING ACTIVITIES
  PROCEEDS FROM INVESTMENTS SOLD OR MATURED
     Bonds..................................................     29,539       20,788       28,720
     Common and preferred stocks............................      9,437       13,331       10,359
     Mortgage loans.........................................      1,198        1,356        1,737
     Real estate............................................        302          216          159
     Other investments......................................        659          830          768
                                                                -------      -------      -------
                                                                 41,135       36,521       41,743
                                                                -------      -------      -------

  COST OF INVESTMENTS ACQUIRED
     Bonds..................................................     33,378       22,849       30,873
     Common and preferred stocks............................      8,177       13,794        9,642
     Mortgage loans.........................................      2,261        2,500        3,135
     Real estate............................................        224          362          268
     Other investments......................................      1,535        1,864          567
                                                                -------      -------      -------
                                                                 45,575       41,369       44,485
                                                                -------      -------      -------
  Net (decrease) increase due to securities lending and
     other..................................................       (158)         499         (624)
                                                                -------      -------      -------
       NET CASH USED IN INVESTING ACTIVITIES................     (4,598)      (4,349)      (3,366)
                                                                -------      -------      -------
       NET INCREASE (DECREASE) IN CASH AND TEMPORARY
        INVESTMENTS.........................................         58         (116)         703
Cash and temporary investments, beginning of year...........      1,159        1,275          572
                                                                -------      -------      -------
Cash and temporary investments, end of year.................    $ 1,217      $ 1,159      $ 1,275
                                                                =======      =======      =======

   The Accompanying Notes are an Integral Part of these Financial Statements

THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY
Notes to Consolidated Statutory Financial Statements
December 31, 2000, 1999 and 1998

1. BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
The accompanying consolidated statutory financial statements include the accounts of The Northwestern Mutual Life Insurance Company ("Company") and its wholly-owned subsidiary, Northwestern Long Term Care Insurance Company ("Subsidiary"). The Company and its Subsidiary offer life, annuity, disability income and long-term care products to the personal, business, estate and tax-qualified markets.

The consolidated financial statements have been prepared using accounting policies prescribed or permitted by the Office of the Commissioner of Insurance ("OCI") of the State of Wisconsin ("statutory basis of accounting").

In 1998, the National Association of Insurance Commissioners ("NAIC") adopted the Codification of Statutory Accounting Principles guidance ("Codification"), which replaces the current Accounting Practices and Procedures manual as the NAIC's primary guidance on statutory accounting as of January 1, 2001. Codification provides guidance regarding matters where statutory accounting has been silent and changes current statutory accounting regarding some matters. The OCI has adopted Codification effective January 1, 2001. The effect of adoption on the Company's statutory surplus is expected to be an increase, primarily as a result of deferred tax accounting and investment valuations.

Financial statements prepared on the statutory basis of accounting vary from financial statements prepared on the basis of generally accepted accounting principles ("GAAP") primarily because on a GAAP basis: (1) policy acquisition costs are deferred and amortized, (2) investment valuations and insurance reserves are based on different assumptions, (3) funds received under deposit-type contracts are not reported as premium revenue, (4) deferred taxes are provided for temporary differences between book and tax basis of certain assets and liabilities and (5) majority-owned non-insurance subsidiaries are consolidated. The effects on the financial statements of the differences between the statutory basis of accounting and GAAP are material to the Company.

The preparation of financial statements in conformity with the statutory basis of accounting requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual future results could differ from these estimates.

INVESTMENTS
The Company's investments are valued on the following bases:

Bonds -- Amortized cost using the interest method; loan-backed and structured securities are amortized using estimated prepayment rates and, generally, the prospective adjustment method

Common and preferred stocks -- Common stocks are carried at fair value, preferred stocks are generally carried at lower of cost or market, and unconsolidated subsidiaries and affiliates are recorded using the equity method

Mortgage loans -- Amortized cost

Real estate -- Lower of cost (less depreciation and encumbrances) or estimated net realizable value

Policy loans -- Unpaid principal balance, which approximates fair value

Other investments -- Consists primarily of joint venture investments which are valued at equity in ventures' net assets

Cash and temporary investments -- Amortized cost, which approximates fair value

TEMPORARY INVESTMENTS
Temporary investments consist of debt securities that have maturities of one year or less at acquisition.

NET INVESTMENT INCOME AND CAPITAL GAINS
Net investment income includes interest and dividends received or due and accrued on investments, equity in unconsolidated subsidiaries and affiliates' earnings and the Company's share of joint venture income. Net investment income is reduced by investment management expenses, real estate depreciation, depletion related to energy assets and costs associated with securities lending.

Realized investment gains and losses are reported in income based upon specific identification of securities sold.

Unrealized investment gains and losses include changes in the fair value of common stocks and changes in valuation allowances made for bonds, preferred stocks, mortgage loans and other investments considered by management to be impaired.

INTEREST MAINTENANCE RESERVE
The Company is required to maintain an interest maintenance reserve ("IMR"). The IMR is used to defer realized gains and losses, net of tax, on fixed income investments resulting from changes in interest rates. Net realized gains and losses deferred to the IMR are amortized into investment income over the approximate remaining term to maturity of the investment sold.

ASSET VALUATION RESERVE
The Company is required to maintain an asset valuation reserve ("AVR"). The AVR establishes a general reserve for invested asset valuation using a formula prescribed by state regulations. The AVR is designed to stabilize surplus against potential declines in the value of investments. Increases or decreases in AVR are recorded directly to surplus.

SEPARATE ACCOUNTS
Separate account assets and related policy liabilities represent the segregation of funds deposited by variable life insurance and annuity policyowners. Policyowners bear the investment performance risk associated with variable products. Separate account assets are invested at the direction of the policyowner in a variety of Company-managed mutual funds. Variable product policyowners also have the option to invest in a fixed interest rate annuity in the general account of the Company. Separate account assets are reported at fair value.

PREMIUM REVENUE AND OPERATING EXPENSES
Life insurance premiums are recognized as revenue at the beginning of each policy year. Annuity and disability income premiums are recognized when received by the Company. Operating expenses, including costs of acquiring new policies, are charged to operations as incurred.

OTHER INCOME
Other income includes considerations on supplementary contracts, ceded reinsurance expense allowances and miscellaneous policy charges.

BENEFIT PAYMENTS TO POLICYOWNERS AND BENEFICIARIES
Benefit payments to policyowners and beneficiaries include death, surrender, annuity and disability benefits, matured endowments and supplementary contract payments.

RESERVES FOR POLICY BENEFITS
Reserves for policy benefits are determined using actuarial estimates based on mortality and morbidity experience tables and valuation interest rates prescribed by the OCI. (See Note 3.)

POLICYOWNER DIVIDENDS
Almost all life insurance policies, and certain annuity and disability income policies issued by the Company are participating. Annually, the Company's Board of Trustees approves dividends payable on participating policies in the following fiscal year, which are accrued and charged to operations when approved. Participating policyowners generally have the option to direct their dividends to be paid in cash, used to reduce future premiums due, or used to purchase additional insurance. The vast majority of dividends are used by policyowners to purchase additional insurance and are reported as premiums in the Statement of Operations. These dividends are reported as a reduction of premium cash inflow in the Statement of Cash Flows.

2. INVESTMENTS

DEBT SECURITIES
Debt securities consist of all bonds and fixed-maturity preferred stocks. The estimated fair values of debt securities are based upon quoted market prices, if available. For securities not actively traded, fair values are estimated using independent pricing services or internally developed pricing models.

Statement value, which principally represents amortized cost, and estimated fair value of the Company's debt securities at December 31, 2000 and 1999 were as follows:

                           RECONCILIATION TO ESTIMATED FAIR VALUE
                       -----------------------------------------------
                                     GROSS        GROSS      ESTIMATED
                       STATEMENT   UNREALIZED   UNREALIZED     FAIR
  DECEMBER 31, 2000      VALUE       GAINS        LOSSES       VALUE
  -----------------    ---------   ----------   ----------   ---------
                                        (IN MILLIONS)
U.S. Government and
  political
  obligations........   $ 3,761      $  279      $   (48)     $ 3,992
Mortgage-backed
  securities.........     9,551         242          (50)       9,743
Corporate and other
  debt securities....    27,295         536         (940)      26,891
                        -------      ------      -------      -------
                         40,607       1,057       (1,038)      40,626
Preferred stocks.....       257          11           (1)         267
                        -------      ------      -------      -------
     Total...........   $40,864      $1,068      $(1,039)     $40,893
                        =======      ======      =======      =======

                           RECONCILIATION TO ESTIMATED FAIR VALUE
                       -----------------------------------------------
                                     GROSS        GROSS      ESTIMATED
                       STATEMENT   UNREALIZED   UNREALIZED     FAIR
  DECEMBER 31, 1999      VALUE       GAINS        LOSSES       VALUE
  -----------------    ---------   ----------   ----------   ---------
                                        (IN MILLIONS)
U.S. Government and
  political
  obligations........   $ 3,855      $   72      $  (167)     $ 3,760
Mortgage-backed
  securities.........     7,736          65         (256)       7,545
Corporate and other
  debt securities....    25,201         249       (1,088)      24,362
                        -------      ------      -------      -------
                         36,792         386       (1,511)      35,667
Preferred stocks.....        85           2           --           87
                        -------      ------      -------      -------
     Total...........   $36,877      $  388      $(1,511)     $35,754
                        =======      ======      =======      =======

The statement value and estimated fair value of debt securities by contractual maturity at December 31, 2000 is shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                     STATEMENT    ESTIMATED
                                       VALUE      FAIR VALUE
                                     ---------    ----------
                                          (IN MILLIONS)
Due in one year or less..........     $   566      $   570
Due after one year through five
  years..........................       6,173        6,100
Due after five years through ten
  years..........................      12,871       12,789
Due after ten years..............      11,703       11,691
                                      -------      -------
                                       31,313       31,150
Mortgage-backed securities.......       9,551        9,743
                                      -------      -------
                                      $40,864      $40,893
                                      =======      =======

STOCKS
The estimated fair values of common and perpetual preferred stocks are based upon quoted market prices, if available. For securities not actively traded, fair values are estimated using independent pricing services or internally developed pricing models.

The adjusted cost of common and preferred stock held by the Company at December 31, 2000 and 1999 was $4.7 billion and $4.9 billion, respectively.

MORTGAGE LOANS AND REAL ESTATE
Mortgage loans are collateralized by properties located throughout the United States and Canada. The Company attempts to minimize mortgage loan investment risk by diversification of geographic locations and types of collateral properties.

The fair value of mortgage loans as of December 31, 2000 and 1999 was $14.7 billion and $13.2 billion, respectively. The fair value of the mortgage loan portfolio is estimated by discounting the future estimated cash flows using current interest rates of debt securities with similar credit risk and maturities, or utilizing net realizable values.

At December 31, 2000 and 1999, real estate includes $29 million and $39 million, respectively, acquired through foreclosure and $109 million and $114 million, respectively, of home office real estate.

REALIZED AND UNREALIZED GAINS AND LOSSES
Realized investment gains and losses for the years ended December 31, 2000, 1999 and 1998 were as follows:

                                        FOR THE YEAR ENDED
                                        DECEMBER 31, 2000
                                 --------------------------------
                                                           NET
                                                         REALIZED
                                 REALIZED    REALIZED     GAINS
                                  GAINS       LOSSES     (LOSSES)
                                 --------    --------    --------
                                          (IN MILLIONS)
Bonds........................     $  369      $(416)      $  (47)
Common and preferred
  stocks.....................      1,534       (333)       1,201
Mortgage loans...............         --        (25)         (25)
Real estate..................        101         --          101
Other invested assets........        395       (177)         218
                                  ------      -----       ------
                                   2,399       (951)       1,448
                                  ------      -----       ------
Less: Capital gains taxes....                                353
Less: IMR (losses) gains.....                                (52)
                                                          ------
Net realized capital gains...                             $1,147
                                                          ======

                                        FOR THE YEAR ENDED
                                        DECEMBER 31, 1999
                                 --------------------------------
                                                           NET
                                                         REALIZED
                                 REALIZED    REALIZED     GAINS
                                  GAINS       LOSSES     (LOSSES)
                                 --------    --------    --------
                                          (IN MILLIONS)
Bonds........................     $  219      $(404)      $ (185)
Common and preferred
  stocks.....................      1,270       (255)       1,015
Mortgage loans...............         22        (12)          10
Real estate..................         92         --           92
Other invested assets........        308       (189)         119
                                  ------      -----       ------
                                   1,911       (860)       1,051
                                  ------      -----       ------
Less: Capital gains taxes....                                244
Less: IMR (losses) gains.....                                (39)
                                                          ------
Net realized capital gains...                             $  846
                                                          ======

                                        FOR THE YEAR ENDED
                                        DECEMBER 31, 1998
                                 --------------------------------
                                                           NET
                                                         REALIZED
                                 REALIZED    REALIZED     GAINS
                                  GAINS       LOSSES     (LOSSES)
                                 --------    --------    --------
                                          (IN MILLIONS)
Bonds........................     $  514      $(231)      $  283
Common and preferred
  stocks.....................        885       (240)         645
Mortgage loans...............         18        (11)           7
Real estate..................         41         --           41
Other invested assets........        330       (267)          63
                                  ------      -----       ------
                                   1,788       (749)       1,039
                                  ------      -----       ------
Less: Capital gains taxes....                                358
Less: IMR (losses) gains.....                                197
                                                          ------
Net realized capital gains...                             $  484
                                                          ======

Changes in net unrealized investment gains and losses for the years ended December 31, 2000, 1999 and 1998 were as follows:

                                        FOR THE YEAR ENDED
                                           DECEMBER 31,
                                     -------------------------
                                      2000      1999     1998
                                      ----      ----     ----
                                           (IN MILLIONS)
Bonds............................    $  (208)   $(178)   $ (97)
Common and preferred stocks......       (851)     415       29
Mortgage loans...................         (2)     (10)     (16)
Real estate......................         (4)      (2)      --
Other............................         22      (12)     (63)
                                     -------    -----    -----
                                     $(1,043)   $ 213    $(147)
                                     =======    =====    =====

SECURITIES LENDING
The Company has entered into securities lending agreements whereby certain securities are loaned to third parties, primarily major brokerage firms. The Company's policy requires a minimum of 102% of the fair value of the loaned securities as collateral, calculated on a daily basis in the form of either cash or securities. Collateral assets received and related liability due to counterparties of $1.4 billion and $2.1 billion, respectively, are included in the consolidated statements of financial position at December 31, 2000 and 1999, and approximate the statement value of securities loaned at those dates.

DERIVATIVE FINANCIAL INSTRUMENTS
In the normal course of business, the Company enters into transactions to reduce its exposure to fluctuations in interest rates, foreign currency exchange rates and market volatility. These hedging strategies include the use of forwards, futures, options, floors and swaps.

The Company held the following positions for hedging purposes at December 31, 2000 and 1999:

                                                   NOTIONAL AMOUNTS
                                             ----------------------------
                                             DECEMBER 31,    DECEMBER 31,
DERIVATIVE FINANCIAL INSTRUMENT                  2000            1999                      RISKS REDUCED
-------------------------------              ------------    ------------                  -------------
                                                    (IN MILLIONS)
Forward Contracts........................       $1,203           $967        Currency exposure on foreign-denominated
                                                                             investments and future commitments.
Common Stock Futures and Swaps...........          565            620        Stock market price fluctuation.
Bond Futures.............................           --             50        Bond market price fluctuation.
Options to acquire Interest Rate Swaps...          452            419        Interest rates payable on certain annuity
                                                                             and insurance contracts.
Foreign Currency and
  Interest Rate Swaps....................          200            203        Interest rates on variable rate notes and
                                                                             currency exposure on foreign-denominated
                                                                             bonds.
Default Swaps............................           52             52        Default exposure on certain bond
                                                                             investments.
Interest Rate Floors.....................          525             --        Interest rates payable on certain annuity
                                                                             contracts.

The notional or contractual amounts of derivative financial instruments are used to denominate these types of transactions and do not represent the amounts exchanged between the parties.

In addition to the use of derivatives for hedging purposes, equity swaps were held for investment purposes during 2000 and 1999. The notional amount of equity swaps outstanding at December 31, 2000 and 1999 was $0 and $136 million, respectively.

Foreign currency forwards, foreign currency swaps, stock futures and equity swaps are reported at fair value. Resulting gains and losses on these contracts are unrealized until expiration of the contract. Fair valuation adjustments for interest rate swaps, bond futures and options to acquire interest rate swaps are deferred to IMR. Changes in the value of derivative instruments are expected to offset gains and losses on the hedged investments. During 2000, 1999 and 1998, net realized and unrealized gains on investments were partially offset by net realized gains (losses) of $117 million, $(55) million and $(104) million, respectively, and net unrealized gains (losses) of $42 million, $17 million and $(58) million, respectively, on derivative instruments.

3. RESERVES FOR POLICY BENEFITS
Life insurance reserves on substantially all policies issued since 1978 are based on the Commissioner's Reserve Valuation Method with interest rates ranging from 3 1/2% to 5 1/2%. Other life policy reserves are primarily based on the net level premium method employing various mortality tables at interest rates ranging from 2% to 4 1/2%.

Deferred annuity reserves on contracts issued since 1985 are valued primarily using the Commissioner's Annuity Reserve Valuation Method with interest rates ranging from 3 1/2% to 6 1/4%. Other deferred annuity reserves are based on contract value. Immediate annuity reserves are based on present values of expected benefit payments at interest rates ranging from 3 1/2% to 7 1/2%.

Active life reserves for disability income ("DI") policies issued since 1987 are primarily based on the two-year preliminary term method using a 4% interest rate and the 1985 Commissioner's Individual Disability Table A ("CIDA") for morbidity. Active life reserves for prior DI policies are based on the net level premium method, a 3% to 4% interest rate and the 1964 Commissioner's Disability Table for morbidity. Disabled life reserves for DI policies are based on the present values of expected benefit payments primarily using the 1985 CIDA (modified for Company experience in the first four years of disability) with interest rates ranging from 3% to 5 1/2%.

Use of these actuarial tables and methods involves estimation of future mortality and morbidity. Actual future experience could differ from these estimates.

4. EMPLOYEE AND AGENT BENEFIT PLANS
The Company sponsors noncontributory defined benefit retirement plans for all eligible employees and agents. The expense associated with these plans is generally recorded by the Company in the period contributions are funded. As of January 1, 2000, the most recent actuarial valuation date available, the qualified defined benefit plans were fully funded. The Company recorded a liability of $122 million and $109 million for nonqualified defined benefit plans at December 31, 2000 and 1999, respectively. In addition, the Company has a contributory 401(k) plan for eligible employees and a noncontributory defined contribution plan for all full-time agents. The Company's contributions are expensed in the period contributions are made to the plans. The Company recorded $32 million, $31 million and $29 million of total expense related to its defined benefit and defined contribution plans for the years ended December 31, 2000, 1999 and 1998, respectively. The defined benefit and defined contribution plans' assets of $2.3 billion and $2.2 billion at December 31, 2000 and 1999, respectively, were primarily invested in the separate accounts of the Company.

In addition to pension and retirement benefits, the Company provides certain health care and life insurance benefits ("postretirement benefits") for retired employees. Substantially all employees may become eligible for these benefits if they reach retirement age while working for the Company. Postretirement benefit costs for the years ended December 31, 2000, 1999 and 1998 were a net expense of $6.8 million, $5.0 million and $1.8 million, respectively.

                            DECEMBER 31,        DECEMBER 31,
                                2000                1999
                         ------------------  ------------------
Unfunded postretirement
  benefit obligation
  for retirees and
  other fully eligible
  employees (Accrued in
  statement of
  financial
  position)............  $47 million         $40 million
Estimated
  postretirement
  benefit obligation
  for active non-vested
  employees (Not
  accrued until
  employee vests)......  $76 million         $68 million
Discount rate..........  7%                  7%
Health care cost trend
  rate.................  10% to an ultimate  10% to an ultimate
                         5%, declining 1%    5%, declining 1%
                         for 5 years         for 5 years

If the health care cost trend rate assumptions were increased by 1%, the accrued postretirement benefit obligation as of December 31, 2000 and 1999 would have been increased by $7 million and $6 million, respectively.

At December 31, 2000 and 1999, the recorded postretirement benefit obligation was reduced by $22 million and $28 million, respectively, for health care benefit plan assets. These assets were primarily invested in the separate accounts of the Company.

5. REINSURANCE
In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding to reinsurers under excess coverage and coinsurance contracts. The Company retains a maximum of $25 million of coverage per individual life and $35 million maximum of coverage per joint life. The Company has an excess reinsurance contract for disability income policies with retention limits varying based upon coverage type.

The amounts shown in the accompanying consolidated financial statements are net of reinsurance. Reserves for policy benefits at December 31, 2000 and 1999 were reported net of ceded reserves of $663 million and $584 million, respectively. The effect of reinsurance on premiums and benefits for the years ended December 31, 2000, 1999 and 1998 was as follows:

                               2000       1999      1998
                              -------    ------    ------
                                     (IN MILLIONS)
Direct premiums...........    $ 9,419    $8,785    $8,426
Premiums ceded............       (494)     (441)     (405)
                              -------    ------    ------
Net premiums..............    $ 8,925    $8,344    $8,021
                              =======    ======    ======
Benefits to policyowners
  and beneficiaries.......     10,063     9,205    $8,869
Benefits ceded............       (238)     (197)     (182)
                              -------    ------    ------
Net benefits to
  policyowners and
  beneficiaries...........    $ 9,825    $9,008    $8,687
                              =======    ======    ======

In addition, the Company received $146 million, $133 million and $121 million for the years ended December 31, 2000, 1999 and 1998, respectively, from reinsurers representing allowances for reimbursement of commissions and other expenses. These amounts are included in other income in the consolidated statement of operations.

Reinsurance contracts do not relieve the Company from its obligations to policyowners. Failure of reinsurers to honor their obligations could result in losses to the Company;

consequently, allowances are established for amounts deemed uncollectible. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk arising from similar geographic regions, activities or economic characteristics of the reinsurers to minimize its exposure to significant losses from reinsurer insolvencies.

6. INCOME TAXES
Provisions for income taxes are based on current income tax payable without recognition of deferred taxes. The Company files a consolidated life-nonlife federal income tax return. Federal income tax returns for years through 1995 are closed as to further assessment of tax. Adequate provision has been made in the financial statements for any additional taxes, which may become due with respect to the open years.

The Company's taxable income can vary significantly from gain from operations before taxes due to differences between book and tax valuation of assets and liabilities (e.g., investments and policy benefit reserves). The Company pays a tax that is assessed only on the surplus of mutual life insurance companies ("equity tax"), and also, the Company must capitalize and amortize, as opposed to immediately deducting, an amount deemed to represent the cost of acquiring new business ("DAC tax").

The Company's effective tax rate on gains from operations before taxes for the years ended December 31, 2000, 1999 and 1998 was 16%, 29%, and 48% respectively. In 2000 and 1999, the effective rates were less than the federal corporate rate of 35% due primarily to differences between book and tax investment income and, in 2000, prior year adjustments. In 1998, the effective rate was greater than 35% due primarily to the equity tax and DAC tax.

7. RELATED PARTY TRANSACTIONS
The Company acquired Frank Russell Company ("Frank Russell") effective January 1, 1999 for a purchase price of approximately $955 million. Frank Russell is a leading investment management and consulting firm, providing investment advice, analytical tools and investment vehicles to institutional and individual investors in more than 30 countries. This investment is accounted for using the equity method and is included in common stocks in the consolidated statement of financial position. In 2000 and 1999, the Company charged-off directly from surplus approximately $12 million and $842 million respectively, representing the goodwill associated with the acquisition. The Company has received permission from the OCI for this charge-off. The Company has unconditionally guaranteed certain debt obligations of Frank Russell, including $350 million of senior notes and up to $150 million of other credit facilities.

During 2000 and 1999, the Company transferred appreciated equity investments to wholly-owned subsidiaries as a capital contribution to the subsidiaries. Realized capital gains of $220 million and $287 million for 2000 and 1999, respectively, were recorded on this transaction, based on the fair value of the assets upon transfer.

8. CONTINGENCIES
The Company has guaranteed certain obligations of its affiliates. These guarantees totaled approximately $101 million at December 31, 2000 and are generally supported by the underlying net asset values of the affiliates. In addition, the Company routinely makes commitments to fund mortgage loans or other investments in the normal course of business. These commitments aggregated to $1.8 billion at December 31, 2000 and were extended at market interest rates and terms.

The Company is engaged in various legal actions in the normal course of its investment and insurance operations. In the opinion of management, any losses resulting from such actions would not have a material effect on the Company's results of operations or financial position.

[PRICEWATERHOUSECOOPERS LLC - LETTERHEAD]

REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Trustees and Policyowners of The Northwestern Mutual Life Insurance Company

We have audited the accompanying consolidated statement of financial position of The Northwestern Mutual Life Insurance Company and its subsidiary as of December 31, 2000 and 1999, and the related consolidated statements of operations, of changes in surplus and of cash flows for each of the three years in the period ended December 31, 2000. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company prepared these consolidated financial statements using accounting practices prescribed or permitted by the Office of the Commissioner of Insurance of the State of Wisconsin (statutory basis of accounting), which practices differ from accounting principles generally accepted in the United States of America. Accordingly, the consolidated financial statements are not intended to represent a presentation in accordance with generally accepted accounting principles. The effects on the consolidated financial statements of the variances between the statutory basis of accounting and generally accepted accounting principles, although not reasonably determinable, are presumed to be material.

In our opinion, the consolidated financial statements audited by us (1) do not present fairly in conformity with generally accepted accounting principles, the financial position of The Northwestern Mutual Life Insurance Company and its subsidiary as of December 31, 2000 and 1999, or the results of their operations or their cash flows for each of the three years in the period ended December 31, 2000 because of the effects of the variances between the statutory basis of accounting and generally accepted accounting principles referred to in the preceding paragraph, and (2) do present fairly, in all material respects, the financial position of The Northwestern Mutual Life Insurance Company and its subsidiary as of December 31, 2000 and 1999 and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2000, on the basis of accounting described in Note 1.

[PRICEWATERHOUSECOOPERS LLC]
January 23, 2001

                                TABLE OF CONTENTS


                                                                                  PAGE
                                                                                  ----
DISTRIBUTION OF THE CONTRACTS....................................................   B-2

DETERMINATION OF ANNUITY PAYMENTS................................................   B-2
     Amount of Annuity Payments..................................................   B-2
     Annuity Unit Value..........................................................   B-2
     Illustrations of Variable Annuity Payments..................................   B-3

VALUATION OF ASSETS OF THE ACCOUNT...............................................   B-3

TRANSFERABILITY RESTRICTIONS.....................................................   B-4

PERFORMANCE DATA.................................................................   B-4

EXPERTS..........................................................................   B-6

FINANCIAL STATEMENTS OF THE ACCOUNT..............................................   B-7
(as of December 31, 2000 and for each of the two years in
 the period ended December 31, 2000)

   Report of Independent Accountants............................................    B-24
   (as of December 31, 2000 and for each of the two years in
     the period ended December 31, 2000)

FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL.....................................    B-25
(as of December 31, 2000 and 1999 and for each of the three
 years in the period ended December 31, 2000)

   Report of Independent Accountants............................................    B-36
   (as of December 31, 2000 and 1999 and for each of the three years in the period ended December 31, 2000)


                                     PART C
                                OTHER INFORMATION

Item 24. Financial Statements and Exhibits

      (a)   Financial Statements
            The financial statements of NML Variable Annuity Account B and The Northwestern Mutual Life Insurance Company are included in the Statement of Additional Information.

            NML Variable Annuity Account B (as of December 31, 2000 and for each of the two years in the period ended December 31, 2000)

            Statement of Assets and Liabilities
            Statement of Operations
            Statement of Changes in Equity
            Notes to Financial Statements
            Report of Independent Accountants

            The Northwestern Mutual Life Insurance Company (as of December 31, 2000 and 1999 and for each of the three years in the period ended December 31, 2000)

            Consolidated Statement of Financial Position
            Consolidated Statement of Operations
            Consolidated Statement of Changes in Surplus
            Consolidated Statement of Cash Flows
            Notes to Consolidated Statutory Financial Statements
            Report of Independent Accountants

        (b)    Exhibits


        Exhibit B(4)(a)    Flexible Payment Variable Annuity Contract,
                           RR.V.B.MSNST. (032000) and Amendment to Qualify as an Annuity for non-tax qualified business, including
                           Contract amendment (sex neutral)

        Exhibit B(4)(b)    Variable Annuity Contract Payment Rate Tables,
                           RR.V.A.B.MSNST. (032000), included in Exhibit B(4)(a) above (sex distinct)

        Exhibit B(4)(c)    Enhanced Death Benefit, VA.EDB.(032000), included in
                           Exhibit B(4)(a) above

        Exhibit B(4)(d)    Waiver of Withdrawal Charge, VA.WWC.(032000),
                           included in Exhibit B(4)(a) above

        Exhibit B(5)       Amended application form, included in Exhibit B(4)(a)
                           above

        Exhibit B(10)      Consent of PricewaterhouseCoopers LLP

        The following exhibits were filed in electronic format with Post-Effective Amendment No. 57 on Form N-4 for NML Variable Annuity Account B, File No. 2-29240, CIK 0000072176, dated February 25, 1999, and are incorporated herein by reference:

        Exhibit B(8)(a)    Form of Participation Agreement Among Russell
                           Insurance Funds, Russell Fund Distributors, Inc. and
                           The Northwestern Mutual Life Insurance Company

        Exhibit B(8)(b)    Form of Administrative Service Fee Agreement between
                           The Northwestern Mutual Life Insurance Company and
                           Frank Russell Company

        The following exhibit was filed in electronic format with the Registration Statement on Form S-6 for Northwestern Mutual Variable Life Account, File No. 333-59103, CIK 0000742277, dated July 15, 1998, and is incorporated herein by reference.

        Exhibit A(6)(b)    Amended By-Laws of The Northwestern Mutual Life
                           Insurance Company dated January 28, 1998

         The following exhibits were filed in electronic format with the Registration Statement on Form N-4 for NML Variable Annuity Account A, File No. 333-22455, CIK 0000790162, dated February 27, 1997, and are incorporated herein by reference:

        Exhibit 99(b) Resolution of the Board of Trustees of The Northwestern Mutual Life Insurance Company creating the Account and resolution of the Executive Committee designating the formations of "NML Variable Annuity Account A" and "NML Variable Annuity Account B"

        Exhibit A(3)(A)    Distribution Contract

        The following exhibit was filed in electronic format with Post-Effective Amendment No. 52 on Form N-4 for NML Variable Annuity Account B, File No. 2-29240, CIK 0000072176, dated November 13, 1995, and is incorporated herein by reference:

               EX-99.B1 Restated Articles of Incorporation of The Northwestern Mutual Life Insurance Company

Item 25. Directors and Officers of the Depositor

        The following lists include all of the Trustees, executive officers and other officers of The Northwestern Mutual Life Insurance Company as of May 1, 2001 without regard to their activities relating to variable annuity contracts or their authority to act or their status as "officers" as that term is used for certain purposes of the federal securities laws and rules thereunder.


TRUSTEES

Name                                               Business Address
----                                               ----------------
R. Quintus Anderson                                Aarque Capital Corporation
                                                   20 West Fairmount Avenue
                                                   P.O. Box 109
                                                   Lakewood, NY 14750-0109

Edward E. Barr                                     Sun Chemical Corporation
                                                   222 Bridge Plaza South
                                                   Fort Lee, NJ  07024

Gordon T. Beaham III                               Faultless Starch/Bon Ami Co.
                                                   1025 West Eighth Street
                                                   Kansas City, MO 64101

Robert C. Buchanan                                 Fox Valley Corporation
                                                   100 West Lawrence Street
                                                   P.O. Box 727
                                                   Appleton, WI  54911

George A. Dickerman                                68 Normandy Road
                                                   Longmeadow, MA  01106-1259

Pierre S. du Pont                                  Richards, Layton and Finger
                                                   P.O. Box 551
                                                   1 Rodney Square
                                                   Wilmington, DE 19899

James D. Ericson                                   The Northwestern Mutual Life
                                                     Insurance Company
                                                   720 East Wisconsin Avenue
                                                   Milwaukee, WI 53202

J. E. Gallegos                                     Gallegos Law Firm
                                                   460 St. Michaels Drive, Building 300
                                                   Santa Fe, NM 87505

Stephen N. Graff                                   805 Lone Tree Road
                                                   Elm Grove, WI 53122-2014

Patricia Albjerg Graham                            Graduate School of Education
                                                   Harvard University
                                                   420 Gutman
                                                   Cambridge, MA  02138

James P. Hackett                                   Steelcase Inc.
                                                   901 - 44th Street
                                                   Grand Rapids, MI  49508

Stephen F. Keller                                  101 South Las Palmas Avenue
                                                   Los Angeles, CA 90004

Barbara A. King                                    Landscape Structures, Inc.
                                                   Route 3
                                                   601 - 7th Street South
                                                   Delano, MN 55328

J. Thomas Lewis                                    228 St. Charles Avenue
                                                   Suite 1024
                                                   New Orleans, LA 70130

Daniel F. McKeithan, Jr.                           Tamarack Petroleum Company, Inc.
                                                   Suite 1920
                                                   777 East Wisconsin Avenue
                                                   Milwaukee, WI 53202

Guy A. Osborn                                      3809 West Fairway Heights Drive
                                                   Mequon, WI  53092

Timothy D. Proctor                                 Diageo plc
                                                   Kingsley House
                                                   1a Wimpole Street
                                                   London W1G  0DA
                                                   Great Britain

H. Mason Sizemore, Jr.                             The Seattle Times
                                                   Fairview Avenue North and John Street
                                                   P.O. Box 70
                                                   Seattle, WA  98109

Harold B. Smith, Jr.                               Illinois Tool Works, Inc.
                                                   3600 West Lake Avenue
                                                   Glenview, IL 60625-5811

Sherwood H. Smith, Jr.                             Carolina Power & Light Company
                                                   411 Fayetteville Street Mall
                                                   P.O. Box 1551
                                                   Raleigh, NC  27602

Peter M. Sommerhauser                              Godfrey & Kahn, S.C.
                                                   780 North Water Street
                                                   Milwaukee, WI 53202-3590

John E. Steuri                                     52 River Ridge Road
                                                   Little Rock, AR 72227-1518

John J. Stollenwerk                                Allen-Edmonds Shoe Corporation
                                                   201 East Seven Hills Road
                                                   P.O. Box 998
                                                   Port Washington, WI 53074-0998

Barry L. Williams                                  Williams Pacific Ventures, Inc.
                                                   109 Stevenson Street - 5th Floor
                                                   San Francisco, CA 94105-3409

Kathryn D. Wriston                                 c/o Shearman & Sterling
                                                   599 Lexington Avenue
                                                   Room 1064
                                                   New York, NY 10022

Edward J. Zore                                     The Northwestern Mutual Life
                                                     Insurance Company
                                                   720 East Wisconsin Avenue
                                                   Milwaukee, WI 53202

EXECUTIVE OFFICERS

        Name                                                Title
        ----                                                -----
James D. Ericson                  Chairman and Chief Executive Officer; Trustee
Edward J. Zore                    President, Trustee
John M. Bremer                    Senior Executive Vice President and Secretary
                                    (Administration/Chief Compliance Officer)
Peter W. Bruce                    Senior Executive Vice President (Insurance)
Deborah A. Beck                   Executive Vice President (Planning and Technology)
William H. Beckley                Executive Vice President (Agencies)
Bruce L. Miller                   Executive  Vice President (Marketing)
Mark G. Doll                      Senior Vice President (Public Markets)
Richard L. Hall                   Senior Vice President (Life Insurance)
William C. Koenig                 Senior Vice President and Chief Actuary
Donald L. Mellish                 Senior Vice President (Field Systems Administration)
Gary A. Poliner                   Senior Vice President & CFO
Charles D. Robinson               Senior Vice President (Investment Products and Services)
Mason G. Ross                     Senior Vice President and Chief Investment Officer
John E. Schlifske                 Senior Vice President (Securities and Real Estate)
Leonard F. Stecklein              Senior Vice President (Annuity and Accumulation
                                  Products)
Frederic H. Sweet                 Senior Vice President (Corporate and Government
                                  Relations)
Walt J. Wojcik                    Senior Vice President (Information Systems)
Robert J. Berdan                  Vice President and General Counsel
Steven T. Catlett                 Vice President and Controller
Thomas E. Dyer                    Vice President (Corporate Services)
Christine H. Fiasca               Vice President (Agency Development)
Gary E. Long                      Vice President
Susan A. Lueger                   Vice President (Human Resources)
Jean M. Maier                     Vice President (Field Services Support)
Meridee J. Maynard                Vice President (Disability Income)
Gregory C. Oberland               Vice President (New Business)
Barbara F. Piehler                Vice President (Internet)
Marcia Rimai                      Vice President (Policyowner Services)
James F. Reiskytl                 Vice President (Tax and Financial Planning)
Lora A. Rosenbaum                 Vice President (Compliance/Best Practices)
J. Edward Tippetts                Vice President (Marketing)
Martha M. Valerio                 Vice President (Information Systems)
David B. Wescoe                   Vice President (Northwestern Mutual Investment Services)
W. Ward White                     Vice President (Communications)
Michael L. Youngman               Vice President (Government Relations)


OTHER OFFICERS

Name                                                      Title
----                                                      -----
John M. Abbott                              Director - Benefits Resources
Jac Amerell                                 Associate Director - Investment Accounting
Carl G. Amick                               Director - Disability Products/Standards
Thomas R. Anderson                          Vice President - Sales/Marketing
Maria J. Avila                              Associate Director - Information Systems
Michael J. Backus                           Associate Director - Information Systems

John E. Bailey                              Senior Actuary
Nicholas H. Bandow                          Assistant Director - Information Systems
Margaret A. Barkley                         Director - Agency
Walter L. Barlow                            Assistant Director - Education
Rebekah B. Barsch                           Director NML Foundation
Bradford P. Bauer                           Assistant Director - Advanced Marketing
Blaise C. Beaulier                          Assistant Director - Information Systems
Faye M. Belschner                           Assistant Director - Marketing
Beth M. Berger                              Assistant General Counsel & Assistant Secretary
Frederick W. Bessette                       Assistant General Counsel & Assistant Secretary
Carrie L. Bleck                             Assistant Director - Controllers
Melissa Bleidorn                            Assistant General Counsel
D. Rodney Bluhm                             Assistant General Counsel
Jessica J. Borgmann                         Assistant Director - Agency
Willette Bowie                              Employee Relations Director
Kathryn A. Boziel                           Assistant Director - Life Products
Martin R. Braasch                           Director - Disability Underwriting Standards
Patricia R. Braeger                         Associate Director - Information Systems
Jennifer L. Brase                           Assistant Director - Agency
James A. Brewer                             Investment Research Officer
Anne T. Brower                              Assistant General Counsel
William J. Buholzer                         Director - Employee Benefits
Michael S. Bula                             Assistant General Counsel
Troy M. Burbach                             Assistant Director - Information Systems
Jerry C. Burg                               Director - Field Benefits
Richard F. Burgarino                        Assistant Director - Information Systems
Pency P. Byhardt                            Assistant Director - New Business
Gregory B. Bynan                            Director - Corporate Services
Pamela C. Bzdawka                           Assistant Director - Advanced Marketing
Kim M. Cafaro                               Director - Investment Services
John E. Cain                                Assistant Director - Life Benefits
Gwen C. Canady                              Assistant Controller
Shanklin B. Cannon, M.D.                    Medical Director - Life Products/Research
Terese J. Capizzi                           Director - Long Term Care
Kurt P. Carbon                              Associate Director - Underwriting Standards
John P. Carrick                             Assistant Director - Information Systems
Michael G. Carter                           Director - Life Benefits
William W. Carter                           Associate Actuary
John E. Caspari                             Assistant Director - Advertising & Corporate
                                              Information
Walter J. Chossek                           Associate Controller
Thomas R. Christenson                       Director - Employee Product Services
Eric P. Christophersen                      Director - Investment Services
Alan E. Close                               Associate Controller
Carolyn M. Colbert                          Assistant Director - New Business
James L. Coleman                            Vice President - Marketing
Margaret Winter Combe                       Director - Agency Development
Robyn S. Cornelius                          Assistant Director - Field Financial Services
Virginia A. Corwin                          Assistant Director - New Business
Barbara E. Courtney                         Associate Director - Mutual Funds
Dennis J. Darland                           Assistant Director - Disability Income
Thomas H. Davis                             Associate Director - Information Systems
Nicholas De Fino                            Assistant Director - Real Estate Investments

Glen W. DeZeeuw                             Director - Agency Development
Colleen Devlin                              Assistant Director - Communications
Jennifer L. Docea                           Assistant Actuary
Lisa C. Dodd                                Director - Policyowner Services
Richard P. Dodd                             Assistant Director - Agency Development
Daniel C. Dougherty                         Director - Personal Markets
Margaret T. Dougherty                       Associate Director - Information Systems
John R. Dowell                              Director - Workforce Diversity
William O. Drehfal                          Director - Creative Services
Steven J. Dryer                             Associate Director - Investment Services
Vlasta I. Duffy                             Assistant Director - Agency Development
John E. Dunn                                Assistant General Counsel & Assistant Secretary
Somayajulu Durvasula                        Director - Field Financial Services
James R. Eben                               Assistant General Counsel and Assistant
                                              Secretary
Magda El Sayed                              Assistant Director - Information Systems
John C. Ertz                                Assistant Director - Agency Development
Michael S. Ertz                             Director - Agency
Thomas F. Fadden                            Assistant Director - Information Systems
Zenia J. Fieldbinder                        Assistant Director - Annuity Accumulation Products
Richard F. Fisher                           Senior Actuary
Marcia L. Fitzgerald                        Assistant Director - New Business
Dennis J. Fitzpatrick                       Director - Advanced Marketing
Jon T. Flaschner                            Vice President - Field Services & Support
Kate M. Fleming                             Assistant General Counsel and Assistant Secretary
Carol J. Flemma                             Director - Long Term Care
Laurie Flessas                              Assistant Director - Life Marketing
Donald Forecki                              Investment Officer - Treasury Operations
Stephen H. Frankel                          Vice President - Actuarial
James Frasher                               Assistant General Counsel
Anne A. Frigo                               Assistant Director - New Business
Richard R. Garthwait                        Vice President - Field Financial Services
Don P. Gehrke                               Assistant Director - Investment Services
David L. Georgenson                         Director - Agent Development
Timothy L. Gergens                          Financial Officer - Underwriting Standards
Paulette A. Getschman                       Assistant Director - Policyowner Services
James W. Gillespie                          Vice President - Information Systems
Walter M. Givler                            Director - New Business
Edwin P. Glass, Jr.                         Vice President - Trust Services
Robert P. Glazier                           Products Officer - Actuarial
Robert K. Gleeson, M.D.                     Vice President - Medical Director
Mark J. Gmach                               Director -  Field Services & Support
Jason G. Goetze                             Assistant Director - Long Term Care
William F. Grady                            Director of Field Finances
Clarke C. Greene                            Assistant General Counsel
John M. Grogan                              Director - Disability Income
Thomas C. Guay                              Director - Field Financial
Gregory A. Gurlik                           Director - Long Term Care
Gerald A. Haas                              Assistant Director - Information Systems
Patricia Ann Hagen                          Associate Director - Information Systems
Ronald D. Hagen                             Vice President - Long Term Care
Lori A. Hanes                               Director - Human Resources

William M. Harris                           Assistant Regional Director - South
Dennis R. Hart                              Assistant Director - Agent Development
Gail A. Hart                                Assistant Director - Policyowner Services
Paul F. Heaton                              Vice President & Litigation Counsel
William L. Hegge                            Associate Director of Telecommunications
Wayne F. Heidenreich                        Medical Director
Susan J. Heinzelman                         Assistant Actuary
Jacquelyn F. Heise                          Human Resources Officer - Information Systems
Robert L. Hellrood                          Director - New Business
Herbert F. Hellwig                          Assistant Director - Individual Annuity Marketing
Jane A. Herman                              Director - Term Upgrade
Gary M. Hewitt                              Vice President & Treasurer
John G. Hickmann                            Assistant Director - Field Financial Services
Donna R. Higgins                            Associate Director - Information Systems
David L. Hilbert                            Investment Officer
Karla D. Hill                               Human Resource Officer - New Business
Susan G. Hill                               Assistant Director - New Business
John D. Hillmer                             Assistant Director - Information Systems
Hugh L. Hoffman                             Assistant Director - Information Systems
Richard S. Hoffmann                         Vice President - Audit
Terence J. Holahan                          Assistant Director - Long Term Care
Bruce Holmes                                Actuary
Diane B. Horn                               Director - Compliance & Best Practices
Sharon A. Hyde                              Assistant Director - Disability Income
Elizabeth S. Idleman                        Assistant General Counsel and Assistant Secretary
Todd A. Jankowski                           Investment Officer
Joseph P. Jansky                            Assistant Director - Corporate Planning & Development
Michael D. Jaquint                          Assistant Actuary
Dolores A. Juergens                         Associate Director - Agency Events
Mark A. Kaprelian                           Assistant General Counsel
Marilyn J. Katz                             Assistant Director - Medical Staff
Loran M. Kaufman                            Chief Investment Officer - Trust Services Project
John C. Kelly                               Associate Controller
Kevin C. Kennedy                            Assistant Director - Architecture
James B. Kern                               Director - Disability Income
Donald C. Kiefer                            Vice President - Actuarial
Jason T. Klawonn                            Assistant Actuary
Allen B. Kluz                               Director - Human Resources
Beatrice C. Kmiec                           Assistant Director - New Business
James A. Koelbl                             Assistant General Counsel and Assistant Secretary
John L. Kordsmeier                          Director - New Business
Robert J. Kowalsky                          Chief Architect - Information Systems
Carol L. Kracht                             Assistant General Counsel & Assistant Secretary
Martha Krawczak                             Life and Disability Products Officer - Policyowner
                                               Services
Patricia A. Krueger                         Assistant Director - Annuity Products
Jeffrey J. Krygiel                          Associate Actuary
Todd Kuzminski                              Assistant Controller
Dean A. Landry                              Assistant Controller
Todd L. Laszewski                           Associate Actuary
Patrick J. Lavin                            Assistant Director - New Business
James L. Lavold                             Associate Director of Meetings - Agency
Donna L. Lemanczyk                          Assistant Closing Director - Real Estate Investments

Elizabeth J. Lentini                        Assistant General Counsel & Assistant Secretary
Sally Jo Lewis                              Assistant General Counsel & Assistant Secretary
Mark P. Lichtenberger                       Associate Director - LINK Technical Planning
Paul E. Lima                                Vice President - Emerging Markets
Steven M. Lindstedt                         Associate Director - Information Systems
Melissa C. Lloyd                            Assistant Director - Advanced Marketing
James Lodermeier                            Assistant Director - Tax Planning
Kurt W. Lofgren                             Assistant General Counsel
Debra J. Loveridge                          Assistant Director - Field Services & Support
George R. Loxton                            Assistant General Counsel & Assistant Secretary
Mary M. Lucci                               Director - Compliance & Best Practices
Christine M. Lucia                          Human Resources Officer - Policyowner Services
Mark J. Lucius                              Corporate Information Officer
Merrill C. Lundberg                         Assistant General Counsel & Assistant Secretary
Dean E. Mabie                               Assistant General Counsel
Jon K. Magalska                             Associate Actuary
Joseph M. Maier                             Assistant General Counsel
Joseph Maniscalco                           Associate Director - Information Systems
Raymond J. Manista                          Director - Planning & Projects
Steven C. Mannebach                         Director of Field Development - Field Financial
                                               Services
Jeffrey S. Marks                            Director - Underwriting Standards
Steve Martinie                              Assistant General Counsel & Assistant Secretary
Ted A. Matchulat                            Actuarial Products Officer
Shawn P. Mauser                             Assistant Director Personal Markets
Michael G. May                              Assistant Director - Field Training & Development
Margaret McCabe                             Director - Disability Income
Richard A. McComb                           Director - Human Resources
William L. McCown                           Vice President & Investment Counsel
Paul E. McElwee                             Assistant General Counsel & Assistant Secretary
Allen J. McDonell                           Assistant Director - Compliance
James L. McFarland                          Assistant General Counsel & Assistant Secretary
Daniel E. McGinley                          Director - Field Management Development
Mark J. McLennon                            Director - Marketing
Arthur J. Mees, Jr.                         Assistant Director - Field Financial Services
Larry S. Meihsner                           Assistant General Counsel & Assistant Secretary
Robert G. Meilander                         Vice President - Actuarial
Richard E. Meyers                           Assistant General Counsel
Patricia A. Michel                          Assistant Director - Policyowner Services
Lynn A. Milewski                            Assistant Director - Annuity & Accumulation
                                            Products
Jay W. Miller                               Vice President & Tax Counsel
Sara K. Miller                              Vice President - Life Marketing
Loretta Mlekoday                            Assistant Controller
Daniel P. Moakley                           Assistant General Counsel
Jill Mocarski                               Associate Medical Director
Tom M. Mohr                                 Long Term Care Officer
Richard C. Moore                            Associate Actuary
Scott J. Morris                             Assistant General Counsel and Assistant Secretary
Sharon A. Morton                            Investment Officer - Treasury & Investment Operations
Adrian J. Mullin                            Assistant Director - Personal Markets
Timothy P. Murphy                           Assistant Director - Disability Income
Randolph J. Musil                           Assistant Director - Advanced Marketing
John E. Muth                                Assistant Director - Advanced Marketing

Susan M. Neitman                            Assistant Director - Field Services & Support
David K. Nelson                             Assistant General Counsel
Ronald C. Nelson                            Director - Annuity Products
Timothy Nelson                              Assistant Marketing Director - Compliance & Best
                                               Practices
Leon W. Nesbitt                             Vice President-Agency
Jeffrey J. Niehaus                          Assistant Director - Annuity Products
Karen M. Niessing                           Director - Policyowner Services
Daniel J. O'Meara                           Director - Field Financial Services
Mary Joy O'Meara                            Director - Field Financial Services
Mary S. Ogorchock                           Assistant General Counsel
Kathleen A. Oman                            Director - Policyowner Services
Ann L. Otte                                 Assistant Director - Field Services & Support
Timothy A. Otto                             Assistant General Counsel & Assistant Secretary
Thomas A. Pajewski                          Investment Research Officer - Treasury & Investment
                                               Operations
Arthur V. Panighetti                        Director - Tax and Financial Planning
Babette A. Parker                           Assistant Director - Marketing
Christen L. Partleton                       Associate Director - Policyowner Services
Jeffrey L. Pawlowski                        Assistant Director - Agency Development
David W. Perez                              Assistant General Counsel
Judith L. Perkins                           Assistant General Counsel & Assistant Secretary
Wilson D. Perry                             Assistant General Counsel & Assistant Secretary
Peter T. Petersen                           Assistant Director - Long Term Care
Gary N. Peterson                            Actuary
William C. Pickering                        Assistant General Counsel
Michele E. Pierz                            Assistant Director - Field Services & Support
Harvey W. Pogoriler                         Assistant General Counsel & Assistant Secretary
Rebecca L. Porter                           Assistant Director - Corporate Planning
Randolph R. Powell, M.D.                    Medical Director
Brian D. Powers                             Director - Trust Services
Mark A. Prange                              Associate Director - Information Systems
Brian R. Pray                               Assistant Regional Director - New Business
Thomas O. Rabenn                            Assistant General Counsel and Assistant Secretary
Steven M. Radke                             Legislative Representative
David R. Remstad                            Vice President - Life Products
David R. Retherford                         Assistant Director - Disability Income
Stephen M. Rhode                            Assistant Director - Annuity Products
Richard R. Richter                          Vice President - Agency
Daniel A. Riedl                             Vice President & Financial Services Counsel
Kathleen M. Rivera                          Vice President - Insurance Counsel
Bethany M. Rodenhuis                        Assistant General Counsel and Assistant Secretary
Faith B. Rodenkirk                          Assistant Director - Group Marketing
James S. Rolfsmeyer                         Assistant Director - Information Systems
Tammy M. Roou                               Assistant General Counsel
Robert K. Roska                             Associate Director - Information Systems
Sue M. Roska                                Director - New Business
Stephen G. Ruys                             Associate Director - Information Systems
Laurence K. Ryan                            Wholesaler - Trust Services Project
Matthew T. Sauer                            Assistant Director - Corporate Planning
Mary Ann Schachtner                         Director - Field Training & Development
Linda Ann Schaefer                          Director - Policyowner Services
Timothy G. Schaefer                         Assistant Director - Information Systems

Cal D. Schattschneider                      Assistant Director - Corporate Planning
Thomas F. Scheer                            Assistant General Counsel & Assistant Secretary
Carlen A. Schenk                            Associate Director - Compliance & Best Practices
Jane A. Schiltz                             Vice President - Life Marketing
Kathleen H. Schluter                        Assistant General Counsel & Assistant Secretary
Calvin R. Schmidt                           Associate Director - Information Systems
Rodd Schneider                              Assistant General Counsel and Assistant Secretary
Sarah R. Schneider                          Assistant Director - Corporate Planning & Development
John O. Schnorr                             Assistant Director - Compliance & Best Practices
Margaret R. Schoewe                         Human Resources Officer - Information Systems
John F. Schroeder                           Associate Director of Field Office Real Estate
Donna L. Schwartz                           Assistant Director - New Business
Melva T. Seabron                            Director - Corporate Services
Norman W. Seguin, II                        Investment Officer - Ad Valorem Taxes
Catherine L. Shaw                           Assistant General Counsel & Assistant Secretary
John E. Sheaffer, Jr.                       Assistant Director - Agency Development
Janet Z. Silverman                          Director - New Business
Stephen M. Silverman                        Assistant General Counsel
David W. Simbro                             Vice President - Marketing
Paul W. Skalecki                            Actuary
Cynthia S. Slavik                           Assistant Director - Environmental Engineer
Mark W. Smith                               Assistant General Counsel & Assistant Secretary
Warren L. Smith, Jr.                        Investment Officer - Architecture
Richard P. Snyder                           Assistant Director - Controllers
Steven W. Speer                             Director - Annuity Products Marketing
Robert J. Spellman, M.D.                    Vice President & Chief Medical Director
Steve P. Sperka                             Associate Actuary
Barbara J. Stansberry                       Projects Director - New Business
Steven H. Steidinger                        Assistant Director - Life Marketing
Bonnie L. Steindorf                         Director of Department Operations - Agency
William I. Sternman                         Director - Corporate Planning
Karen J. Stevens                            Assistant General Counsel & Assistant Secretary
Steven J. Stribling                         Senior Actuary
Stephen J. Strommen                         Associate Actuary
Theodore H. Strupp                          Associate Director - Communications
Daniel J. Suprenant                         Director - Group Disability Marketing
Cheryl L. Svehlek                           Assistant Director - Disability Income
Victoria A. Sweigart                        Human Resources Officer
Rachel L. Taknint                           Assistant General Counsel & Assistant Secretary
Thomas Talajkowski                          Assistant Director - Tax and Financial Planning
Earl Taylor                                 Assistant General Counsel
Paul B. Tews                                Director of Investment Planning - Treasury &
                                               Investment Operations
Deanna L. Tillisch                          Assistant Director - Media Relations
Susan M. Tompkins                           Director - Marketing
David F. Toy                                Assistant Director - Marketing
Gloria E. Tracy                             Assistant Director - Life Marketing
Linda K. Tredupp                            Assistant Director - Information Systems
Chris G. Trost                              Actuary
Mark J. Van Cleave                          Assistant Director of Marketing Research - Corporate
                                               Planning & Development
Michael T. Van Grinsven                     Assistant Director - Field Services & Support

Mary Beth Van Groll                         Vice President - Information Systems
Gloria J. Venski                            Associate Director - Disability Income
Natalie J. Versnik                          Assistant Director - Disability Income
Janine L. Wagner                            Assistant Director - Information Systems
Harlan M. Wahrman                           Director - Marketing
Scott E. Wallace                            Assistant Director - Corporate Planning
Hal W. Walter                               Vice President - Agency
P. Andrew Ware                              Vice President - Actuarial
Mary L. Wehrle-Schnell                      Associate Director - Information Systems
Daniel T. Weidner                           Assistant Director - Information Systems
Joel S. Weiner                              Assistant Medical Director
Ronald J. Weir                              Associate Director - Information Systems
Kenneth R. Wentland                         Assistant Director of Policyowner Services - East
Sandra D. Wesley                            Associate Director of Special Projects  -
                                               Communications
Catherine A. Wilbert                        Assistant General Counsel & Assistant Secretary
David L. Wild                               Director - Corporate Services
Donald R. Wilkinson                         Vice President - Agency
Becki L. Williams                           Assistant Director - Life Marketing
Jeffrey B. Williams                         Corporate Risk Manager
John K. Wilson                              Director - Disability Income
Scott J. Witt                               Assistant Actuary
Penelope A. Woodcock                        Associate Director - Disability Income
Robert J. Wright                            Industry Trends Officer
Stanford A. Wynn                            Assistant Director - Advanced Marketing
Conrad C. York                              Director - Marketing
Catherine M. Young                          Assistant General Counsel & Assistant Secretary
James A. Youngquist                         Associate Actuary
John Zao                                    Assistant Director - Information Systems
Diana M. Zawada                             Associate Director - Controllers
Rick T. Zehner                              Vice President - Marketing
Patricia A. Zimmermann                      Investment Officer - Treasury & Investment Operations
Ray Zimmermann                              Director - Field Financial Services
Philip R. Zwieg                             Vice President of Technical Support - Information
                                               Systems
Robert E. Zysk                              Director - Tax and Financial Planning

The business addresses for all of the executive officers and other officers is 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202.

Item 26. Persons Controlled By or Under Common Control with the Depositor or Registrant

        The subsidiaries of The Northwestern Mutual Life Insurance Company ("Northwestern Mutual"), as of December 31, 2000 are set forth on pages C-14 and C-15. In addition to the subsidiaries set forth on pages C-14 and C-15, the following separate investment accounts (which include the Registrant) may be deemed to be either controlled by, or under common control with, Northwestern
Mutual:

        1.   NML Variable Annuity Account A
        2.   NML Variable Annuity Account B
        3.   NML Variable Annuity Account C
        4.   Northwestern Mutual Variable Life Account

        Northwestern Mutual Series Fund, Inc. and Russell Insurance Funds (the "Funds"), shown on page C-14 as subsidiaries of Northwestern Mutual, are investment companies, registered under the Investment Company Act of 1940, offering their shares to the separate accounts identified above; and the shares of the Funds held in connection with certain of the accounts are voted by Northwestern Mutual in accordance with voting instructions obtained from the persons who own, or are receiving payments under, variable annuity contracts or variable life insurance policies issued in connection with the accounts, or in the same proportions as the shares which are so voted.

                    NORTHWESTERN MUTUAL CORPORATE STRUCTURE*
                            (AS OF JANUARY 31, 2001)

THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY
        General Account
        NML Variable Annuity Account A
        NML Variable Annuity Account B
        NML Variable Annuity Account C
        NML Group Annuity Separate Account
        NML Variable Life Account
        Eiger Corporation - 100%
        Frank Russell Company and its subsidiaries - 100%
        Bradford, Inc. - 100%
        NML/Tallahassee, Inc. - 100%
        Northwestern Investment Management Company, LLC - 100%
        Northwestern Mutual Las Vegas, Inc. - 100%
        Northwestern Long Term Care Insurance Company - 100%
        Northwestern International Holdings, Inc. - 100%
        Northwestern Foreign Holdings B.V. - 100%
        Saskatoon Centre, Limited - 100% (inactive)
        Northwestern Mutual Series Fund, Inc. (and its 11 portfolios) - 100% Russell Insurance Funds (and its 5 funds) - 74%
        Mason Street Funds, Inc. (and its 11 funds) - 65%
        MGIC Investment Corporation - 11%.
        MGIC holds 100% of the voting stock of the following:
         Mortgage Guaranty Reinsurance Corporation, MGIC, MGIC Reinsurance Corporation of Wisconsin, MGIC Mortgage Insurance Corporation, and various subsidiaries.
        Baird Financial Corporation - 80%.
        Baird Financial Corporation holds 80% of the voting stock of
         Robert W. Baird & Co., Incorporated and various subsidiaries. Northwestern Mutual Investment Services, LLC - 100%
        Northwestern Reinsurance Holdings N.V. - 100%
        Northwestern Financial Group LLC - 100% (inactive)
        NML - CBO, LLC - 49%


NML REAL ESTATE HOLDINGS, LLC - 100%

The Grand Avenue Corporation - 98.54%
Marina Pacific, Ltd. - 100%
Solar Resources, Inc. - 100%
Rocket Sports, Inc. - 100% (inactive)
Summit Sports, Inc. - 100% (inactive)
Greenway Sports, Inc. - 100% (inactive)
RE Corporation - 100%
INV Corp. - 100%
Buffalo Promotions, Inc. - 100% (inactive)
NW Greenway #1 - 100% (inactive)
NW Greenway #9 - 100% (inactive)
Logan, Inc. - 100%
Green Room Properties, LLC - 100%
Summerhill Management, LLC - 100%
New Arcade Parking, LLC - 100%
Mitchell, Inc. - 100%
Cass Corporation - 100%
Burgundy, Inc. - 100%
Amber, Inc. - 100%
Olive, Inc. - 100%
Bayridge, Inc. - 100%
Ryan, Inc. - 100%
Pembrook, Inc. - 100%
PBClub, Inc. - 100%
Diversey, Inc. - 100%
Larkin, Inc. - 100%  (inactive)
Russet, Inc. - 100%  (inactive)
Summerhill Property, LLC - 100%
New Arcade, LLC - 100%
Summit Mall, LLC - 100%

* Except for MGIC Investment Corporation and its subsidiaries, includes all mutual funds and other corporations of which 50% or more voting power is controlled by Northwestern Mutual.

                               NORTHWESTERN MUTUAL CORPORATE STRUCTURE*
                               ---------------------------------------
                                   (AS OF JANUARY 31, 2001)

NML SECURITIES HOLDINGS, LLC-100%

NW Pipeline, Inc. - 100%
Painted Rock Development Corporation - 100%
NML Development Corporation - 100%
Stadium and Arena Management, Inc. - 100%
Carlisle Ventures, Inc. - 100%
Park Forest Northeast, Inc. - 100%
Travers International Sales, Inc. - 100%
Highbrook International Sales, Inc. - 100%
Elderwood International Sales, Inc. - 100%
Mallon International Sales, Inc. - 100%
Higgins, Inc. - 100%
Hobby, Inc. - 100%
Baraboo, Inc. - 100%
Elizabeth International Sales, Inc. - 100%
Sean International Sales, Inc. - 100%
Alexandra International Sales, Inc. - 100%
Brian International Sales, Inc. - 100%
Jack International Sales, Inc. - 100%
Brendan International Sales, Inc. - 100%
Justin International FSC, Inc. - 100%
Mason & Marshall, Inc. - 100%
North Van Buren, Inc. - 100%
Northwestern Mutual Life
International, Inc. - 100%
White Oaks, Inc. - 100%
Hazel, Inc. - 100%
Kristina International Sales, Inc. - 100%
NML/Mid Atlantic, Inc. - 100%
KerryAnne International Sales, Inc. - 100%
Regina International Sales, Inc. - 100%
Maroon, Inc. - 100%
Coral, Inc. - 100%
Lydell, Inc. - 100%
Klode, Inc. - 100%
Chateau, Inc. - 100% (inactive)
Lake Bluff, Inc. - 100% (inactive)
Nicolet, Inc. - 100% (inactive)
Tupelo, Inc. - 100% (inactive)
NML Buffalo Agency, Inc. - 100%

* Except for MGIC Investment Corporation and its subsidiaries, includes all mutual funds and other corporations of which 50% or more voting power is controlled by Northwestern Mutual.

Item 27. Number of Contract Owners

        As of April 30, 2001, 253,138 variable annuity contracts issued in connection with NML Variable Annuity Account B were outstanding. 206,004 such contracts were issued as contracts for plans qualifying for special treatment under various provisions of the Internal Revenue Code. 47,134 such contracts were not so issued.

Item 28. Indemnification

        That portion of the By-laws of Northwestern Mutual relating to indemnification of Trustees and officers is set forth in full in Article VII of the By-laws of Northwestern Mutual, amended by resolution and previously filed as an exhibit to the Registration Statement.

Item 29. Principal Underwriters

        (a) Northwestern Mutual Investment Services, LLC ("NMIS"), the co-depositor of the Registrant, may be considered the principal underwriter currently distributing securities of the Registrant. NMIS is also co-depositor, and may be considered the principal underwriter, for Northwestern Mutual Variable Life Account, a separate investment account of Northwestern Mutual registered under the Investment Company Act of 1940 as a unit investment trust. In addition NMIS is the investment adviser for Northwestern Mutual Series Fund, Inc.

        (b)    The directors and officers of NMIS are as follows:

       Name                                                      Position
       ----                                                      --------
Ronald C. Alberts                           Vice President--Fixed Income Securities
Maria J. Avila                              Assistant Treasurer
William H. Beckley                          Director and Executive Vice President, Sales
John M. Bremer                              Director
Peter W. Bruce                              Director
Thomas A. Carroll                           Vice President Common Stocks
Walter J. Chossek                           Treasurer
Eric P. Christophersen                      Senior Vice President and Interim President
Timothy S. Collins                          Vice President--Fixed Income Securities
Barbara E. Courtney                         Assistant Treasurer
Jefferson V. DeAngelis                      Vice President--Fixed Income Securities
Mark G. Doll                                Executive Vice President, Investment Advisory Services
James R. Eben                               Assistant Secretary
Phillip B. Franczyk                         Vice President, Agency Development
Richard L. Hall                             Vice President, Variable Life Insurance
Laila V. Hick                               Assistant Director, Equity Compliance, NMIS
                                               Office of Supervisory Jurisdiction
Diane B. Horn                               Senior Vice President and Chief Compliance Officer
Margaret A. Humphrey                        Assistant Director, Equity Compliance, NMIS
                                               Office of Supervisory Jurisdiction
Mark A. Kaprelian                           Secretary
Beatrice C. Kmiec                           Assistant Vice President, Variable Life Administration
Steven J. LaFore                            Assistant Director, Equity Compliance, NMIS
                                               Office of Supervisory Jurisdiction
Allan  J. McDonell                          Vice President, Compliance
Varun Mehta                                 Vice President--Fixed Income Securities

Leon W. Nesbitt                             Vice President, Agency Development
Richard R. Richter                          Vice President, Agency Development
                                               (upon NASD qualification)
Lora A. Rosenbaum                           Executive Vice President, Compliance and Best
                                               Practices
Ignatius L. Smetek                          Vice President Common Stocks
Leonard F. Stecklein                        Vice President, Variable Annuities
Steven P. Swanson                           Vice President
Carla A. Thoke                              Director, Equity Compliance, NMIS
                                               Office of Supervisory Jurisdiction
Rene T. Thompson                            Assistant Director, Equity Compliance, NMIS
                                               Office of Supervisory Jurisdiction
J. Edward Tippetts                          Vice President, Sales Support
Julie Van Cleave                            Vice President Common Stocks
Partricia L. Van Kampen                     Vice President Common Stocks
William R. Walker                           Vice President
Hal W. Walter                               Vice President, Agency Development
David B. Wescoe                             President & CEO and Director
Donald R. Wilkinson                         Vice President, Agency Development
Robert J. Ziegler                           Assistant Treasurer
Edward J. Zore                              Director

The address for each director and officer of NMIS is 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202.

        (c) During 2000 life insurance agents of Northwestern Mutual who are also registered representatives of NMIS received commissions, including general agent overrides, in the aggregate amount of $20,848,898 for sales of variable annuity contracts, and interests therein, issued in connection with the Registrant. NMIS received compensation for its investment advisory services from Northwestern Mutual Series Fund, Inc., the investment company in which assets of the Registrant are invested.

Item 30. Location of Accounts and Records

        All accounts, books or other documents required to be maintained in connection with the Registrant's operations are maintained in the physical possession of Northwestern Mutual at 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202.

Item 31. Management Services

        There are no contracts, other than those referred to in Part A or Part B of this Registration Statement, under which management-related services are provided to the Registrant and pursuant to which total payments of $5,000 or more were made during any of the last three fiscal years.

Item 32. Undertakings

        (a) The Registrant undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

        (b) The Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of

Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

        (c) The Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

        (d) Reference is made to the indemnification provisions disclosed in response to Item 28. Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the registered securities, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

        (e) The Northwestern Mutual Life Insurance Company hereby represents that the fees and charges deducted under the contracts registered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

        As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, NML Variable Annuity Account B, has duly caused this Amended Registration Statement to be signed on its behalf, in the City of Milwaukee, and State of Wisconsin, on the 31st day of May, 2001.

                                                   NML VARIABLE ANNUITY ACCOUNT B
                                                   (Registrant)

                                                   By THE NORTHWESTERN MUTUAL LIFE
                                                      INSURANCE COMPANY
                                                   (Depositor)

Attest: JOHN M. BREMER                              By: JAMES D. ERICSON
        --------------------------                      -------------------------------------
        John M. Bremer,                                James D. Ericson, Chairman
        Senior Executive Vice President                and Chief Executive Officer
        and Secretary
                                                   By NORTHWESTERN MUTUAL
                                                      INVESTMENT SERVICES, LLC
                                                      (Depositor)

Attest: MARK A. KAPRELIAN                          By:  DAVID B. WESCOE
        ----------------------------                    -------------------------------------
        Mark A. Kaprelian, Secretary                    David B. Wescoe,  President and CEO


        As required by the Securities Act of 1933, this Amended Registration Statement has been signed by the depositors on the 31st day of May, 2001.

                                                   THE NORTHWESTERN MUTUAL LIFE
                                                   INSURANCE COMPANY
                                                   (Depositor)

Attest: JOHN M. BREMER                             By:  JAMES D. ERICSON
        -----------------------------                   --------------------------------------

        John M. Bremer,                                 James D. Ericson, Chairman and Chief
        Senior Executive Vice President                 Executive Officer
        and Secretary
                                                   NORTHWESTERN MUTUAL INVESTMENT
                                                   SERVICES, LLC
                                                   (Depositor)

Attest: MARK A. KAPRELIAN                          By:  DAVID B. WESCOE
        ----------------------------                    -------------------------------------
        Mark A. Kaprelian, Secretary                    David B. Wescoe,  President and CEO

        As required by the Securities Act of 1933, this Amended Registration Statement has been signed by the following persons in the capacities with the depositor and on the dates indicated:


Signature                                   Title
---------                                   -----
                                         Trustee, Chairman and
JAMES D. ERICSON                         Principal Executive             Dated May  31, 2001
---------------------------------        Officer
James D. Ericson


GARY A. POLINER                         Senior Vice President and
---------------------------------       Principal Financial Officer
Gary A. Poliner

STEVEN T. CATLETT                       Vice President, Controller
-----------------------------------     and Principal Accounting
Steven T. Catlett                       Officer


HAROLD B. SMITH*                        Trustee
-----------------------------------
Harold B. Smith

J. THOMAS LEWIS*                        Trustee
-----------------------------------
J. Thomas Lewis

PATRICIA ALBJERG GRAHAM*                Trustee
-----------------------------------
Patricia Albjerg Graham


STEPHEN F. KELLER*                      Trustee                         Dated May  31, 2001
-----------------------------------
Stephen F. Keller

PIERRE S. du PONT*                      Trustee
-----------------------------------
Pierre S. du Pont

J. E. GALLEGOS*                         Trustee
-----------------------------------
J. E. Gallegos

KATHRYN D. WRISTON*                     Trustee
-----------------------------------
Kathryn D. Wriston

BARRY L. WILLIAMS*                      Trustee
-----------------------------------
Barry L. Williams

GORDON T. BEAHAM III*                   Trustee
-----------------------------------
Gordon T. Beaham III

DANIEL F. McKEITHAN, JR.*               Trustee
-----------------------------------
Daniel F. McKeithan, Jr.

EDWARD E. BARR*                         Trustee
-----------------------------------
Edward E. Barr

ROBERT C. BUCHANAN*                     Trustee
-----------------------------------
Robert C. Buchanan

SHERWOOD H. SMITH, JR.*                 Trustee
-----------------------------------
Sherwood H. Smith, Jr.

H. MASON SIZEMORE*                      Trustee
-----------------------------------
H. Mason Sizemore, Jr.

JOHN J. STOLLENWERK*                    Trustee
-----------------------------------
John J. Stollenwerk

GEORGE A. DICKERMAN*                    Trustee
-----------------------------------
George A. Dickerman

GUY A. OSBORN*                          Trustee
-----------------------------------
Guy A. Osborn

JOHN E. STEURI*                         Trustee
-----------------------------------
John E. Steuri

STEPHEN N. GRAFF*                       Trustee
-----------------------------------
Stephen N. Graff

BARBARA A. KING*                        Trustee
-----------------------------------
Barbara A. King

-----------------------------------     Trustee
Timothy D. Proctor

PETER M. SOMMERHAUSER*                  Trustee                    Dated May  31, 2001
-----------------------------------
Peter M. Sommerhauser

EDWARD J. ZORE*                         Trustee
-----------------------------------
Edward J. Zore

-----------------------------------     Trustee
James P. Hackett


*By:  JAMES D. ERICSON
      --------------------------------------
      James D. Ericson, Attorney in Fact pursuant
      to the Power of Attorney previously filed on
      April 27, 2001

                                  EXHIBIT INDEX
                          EXHIBITS FILED WITH FORM N-4
                        POST-EFFECTIVE AMENDMENT NO. 2 TO
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                                       FOR
                          MASON STREET VARIABLE ANNUITY

Exhibit Number                                  Exhibit Name


Exhibit B(4)(a)                 Flexible Payment Variable Annuity Contract,
                                RR.V.B.MSNST. (032000) and Amendment to Qualify as an Annuity for non-tax qualified business, including Contract amendment (sex neutral)

Exhibit B(4)(b)                 Variable Annuity Contract Payment Rate Tables,
                                RR.V.A.B.MSNST. (032000), included in Exhibit
                                B(4)(a) above (sex distinct)

Exhibit B(4)(c)                 Enhanced Death Benefit, VA.EDB.(032000),
                                included in Exhibit B(4)(a) above

Exhibit B(4)(d)                 Waiver of Withdrawal Charge, VA.WWC.(032000),
                                included in Exhibit B(4)(a) above

Exhibit B(5)                    Amended application form, included in Exhibit
                                B(4)(a) above

Exhibit B(10)                   Consent of PricewaterhouseCoopers LLP